UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07443

Name of Registrant:	Vanguard Whitehall Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Tonya T. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2024—April 30, 2025

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Mid-Cap Growth Fund Investor Shares - VMGRX

Selected Value Fund Investor Shares - VASVX

Emerging Markets Government Bond Index Fund ETF Shares - VWOB

Emerging Markets Government Bond Index Fund Admiral™ Shares - VGAVX

Emerging Markets Government Bond Index Fund Institutional Shares - VGIVX

Global Minimum Volatility Fund Investor Shares - VMVFX

Global Minimum Volatility Fund Admiral™ Shares - VMNVX

International Dividend Appreciation Index Fund ETF Shares - VIGI

International Dividend Appreciation Index Fund Admiral™ Shares - VIAAX

International High Dividend Yield Index Fund ETF Shares - VYMI

International High Dividend Yield Index Fund Admiral™ Shares - VIHAX

International Dividend Growth Fund Investor Shares - VIDGX

Vanguard Mid-Cap Growth Fund

Investor Shares (VMGRX)

Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Vanguard Mid-Cap Growth Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$16	0.32%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of April 30, 2025)

Communication Services	4.5%
Consumer Discretionary	9.6%
Consumer Staples	3.1%
Energy	3.8%
Financials	9.6%
Health Care	13.7%
Industrials	18.2%
Information Technology	31.2%
Materials	1.5%
Real Estate	2.2%
Other Assets and Liabilities—Net	2.6%

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$2,745
Number of Portfolio Holdings	114
Portfolio Turnover Rate	40%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR301

Vanguard Selected Value Fund

Investor Shares (VASVX)

Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Vanguard Selected Value Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$17	0.36%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of April 30, 2025)

Communication Services	3.0%
Consumer Discretionary	10.8%
Consumer Staples	4.8%
Energy	2.5%
Financials	23.3%
Health Care	10.0%
Industrials	18.7%
Information Technology	8.2%
Materials	9.5%
Real Estate	5.0%
Utilities	0.8%
Other Assets and Liabilities—Net	3.4%

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$5,961
Number of Portfolio Holdings	125
Portfolio Turnover Rate	13%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR934

Vanguard Emerging Markets Government Bond Index Fund

ETF Shares (VWOB) Nasdaq

Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Vanguard Emerging Markets Government Bond Index Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$9	0.18%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of April 30, 2025)

Africa	7.6%
Asia	42.4%
Europe	12.9%
North America	17.1%
Oceania	0.0%
South America	18.2%
Other Assets and Liabilities—Net	1.8%

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$5,197
Number of Portfolio Holdings	784
Portfolio Turnover Rate	12%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR3820

Vanguard Emerging Markets Government Bond Index Fund

Admiral™ Shares (VGAVX)

Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Vanguard Emerging Markets Government Bond Index Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of April 30, 2025)

Africa	7.6%
Asia	42.4%
Europe	12.9%
North America	17.1%
Oceania	0.0%
South America	18.2%
Other Assets and Liabilities—Net	1.8%

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$5,197
Number of Portfolio Holdings	784
Portfolio Turnover Rate	12%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR520

Vanguard Emerging Markets Government Bond Index Fund

Institutional Shares (VGIVX)

Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Vanguard Emerging Markets Government Bond Index Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$8	0.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of April 30, 2025)

Africa	7.6%
Asia	42.4%
Europe	12.9%
North America	17.1%
Oceania	0.0%
South America	18.2%
Other Assets and Liabilities—Net	1.8%

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$5,197
Number of Portfolio Holdings	784
Portfolio Turnover Rate	12%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR2020

Vanguard Global Minimum Volatility Fund

Investor Shares (VMVFX)

Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Vanguard Global Minimum Volatility Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$11	0.21%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of April 30, 2025)

Asia	14.4%
Europe	18.8%
North America	61.5%
Oceania	3.1%
South America	1.3%
Other Assets and Liabilities—Net	0.9%

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$2,134
Number of Portfolio Holdings	285
Portfolio Turnover Rate	28%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR1194

Vanguard Global Minimum Volatility Fund

Admiral™ Shares (VMNVX)

Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Vanguard Global Minimum Volatility Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$7	0.14%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of April 30, 2025)

Asia	14.4%
Europe	18.8%
North America	61.5%
Oceania	3.1%
South America	1.3%
Other Assets and Liabilities—Net	0.9%

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$2,134
Number of Portfolio Holdings	285
Portfolio Turnover Rate	28%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR594

Vanguard International Dividend Appreciation Index Fund

ETF Shares (VIGI) Nasdaq

Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Vanguard International Dividend Appreciation Index Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$6	0.12%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of April 30, 2025)

Asia	36.4%
Europe	44.6%
North America	16.1%
Oceania	2.0%
South America	0.0%
Other Assets and Liabilities—Net	0.9%

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$8,175
Number of Portfolio Holdings	366
Portfolio Turnover Rate	13%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR4415

Vanguard International Dividend Appreciation Index Fund

Admiral™ Shares (VIAAX)

Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Vanguard International Dividend Appreciation Index Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$8	0.16%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of April 30, 2025)

Asia	36.4%
Europe	44.6%
North America	16.1%
Oceania	2.0%
South America	0.0%
Other Assets and Liabilities—Net	0.9%

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$8,175
Number of Portfolio Holdings	366
Portfolio Turnover Rate	13%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR515

Vanguard International High Dividend Yield Index Fund

ETF Shares (VYMI) Nasdaq

Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Vanguard International High Dividend Yield Index Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$10	0.19%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of April 30, 2025)

Africa	1.1%
Asia	35.3%
Europe	44.8%
North America	8.5%
Oceania	7.1%
South America	2.3%
Other Assets and Liabilities—Net	0.9%

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$10,208
Number of Portfolio Holdings	1,591
Portfolio Turnover Rate	7%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR4430

Vanguard International High Dividend Yield Index Fund

Admiral™ Shares (VIHAX)

Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Vanguard International High Dividend Yield Index Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$10	0.19%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of April 30, 2025)

Africa	1.1%
Asia	35.3%
Europe	44.8%
North America	8.5%
Oceania	7.1%
South America	2.3%
Other Assets and Liabilities—Net	0.9%

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$10,208
Number of Portfolio Holdings	1,591
Portfolio Turnover Rate	7%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR530

Vanguard International Dividend Growth Fund

Investor Shares (VIDGX)

Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Vanguard International Dividend Growth Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$27	0.54%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of April 30, 2025)

Asia	17.6%
Europe	69.3%
North America	9.9%
Other Assets and Liabilities—Net	3.2%

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$111
Number of Portfolio Holdings	40
Portfolio Turnover Rate	16%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SRV021

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended April 30, 2025
Vanguard Mid-Cap Growth Fund

Contents
Financial Statements	1

Mid-Cap Growth Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (97.4%)
Communication Services (4.5%)
*	Roblox Corp. Class A	465,085	31,184
*	Liberty Media Corp.-Liberty Formula One Class C	342,205	30,344
*	Take-Two Interactive Software Inc.	121,448	28,336
*	Pinterest Inc. Class A	783,379	19,835
*	Trade Desk Inc. Class A	143,245	7,682
	Match Group Inc.	247,614	7,344
			124,725
Consumer Discretionary (9.6%)
*	DraftKings Inc. Class A	1,451,338	48,315
*	O'Reilly Automotive Inc.	20,031	28,348
*	Burlington Stores Inc.	109,500	24,642
*	Mattel Inc.	1,360,770	21,623
*	Bright Horizons Family Solutions Inc.	140,464	17,617
	Ross Stores Inc.	105,611	14,680
*	Chipotle Mexican Grill Inc.	280,743	14,183
	Domino's Pizza Inc.	28,839	14,142
	Wingstop Inc.	52,447	13,840
*	On Holding AG Class A	259,924	12,505
	Lithia Motors Inc.	40,735	11,926
	Tractor Supply Co.	222,872	11,282
*	Skechers USA Inc. Class A	225,017	10,805
*,1	Mobileye Global Inc. Class A	681,315	9,933
*	Caesars Entertainment Inc.	255,442	6,912
*	Modine Manufacturing Co.	55,116	4,500
			265,253
Consumer Staples (3.1%)
	Casey's General Stores Inc.	71,397	33,028
*	Freshpet Inc.	214,894	15,803
	Church & Dwight Co. Inc.	155,515	15,449
*	e.l.f. Beauty Inc.	176,966	10,949
	Lamb Weston Holdings Inc.	183,928	9,713
			84,942
Energy (3.8%)
	Cheniere Energy Inc.	195,822	45,256
	Targa Resources Corp.	264,265	45,163
	Permian Resources Corp.	1,156,186	13,643
			104,062
Financials (9.6%)
*	Block Inc. (XNYS)	953,931	55,776
	Ares Management Corp. Class A	315,344	48,100
	Tradeweb Markets Inc. Class A	261,766	36,202
	Nasdaq Inc.	451,851	34,436
	Aon plc Class A (XNYS)	87,866	31,174
	Apollo Global Management Inc.	120,582	16,457
	Carlyle Group Inc.	389,786	15,061
	KKR & Co. Inc.	113,769	13,000
	MSCI Inc.	22,775	12,415
			262,621
Health Care (13.7%)
*	Veeva Systems Inc. Class A	272,266	63,626
*	Natera Inc.	293,077	44,234
*	Align Technology Inc.	207,333	35,931
*	Dexcom Inc.	406,638	29,026
	Alcon AG	250,655	24,467
	STERIS plc	103,646	23,293
*	IDEXX Laboratories Inc.	51,201	22,152
	ResMed Inc.	85,158	20,148
*	United Therapeutics Corp.	62,413	18,917
1

Mid-Cap Growth Fund
		Shares	Market Value• ($000)
*	Inspire Medical Systems Inc.	108,662	17,210
*	Exact Sciences Corp.	375,532	17,139
*	Mettler-Toledo International Inc.	14,740	15,780
	Agilent Technologies Inc.	115,373	12,414
*	Alnylam Pharmaceuticals Inc.	45,241	11,909
	GE HealthCare Technologies Inc.	167,800	11,801
*	Hologic Inc.	139,575	8,123
			376,170
Industrials (18.2%)
*	Clean Harbors Inc.	209,212	44,759
	BWX Technologies Inc.	370,840	40,466
*	XPO Inc.	373,882	39,676
*	Axon Enterprise Inc.	64,287	39,427
	FTAI Aviation Ltd.	331,226	35,478
	IDEX Corp.	168,372	29,292
*	Standardaero Inc.	1,029,747	27,824
	Rollins Inc.	411,081	23,485
	TransUnion	278,320	23,090
	Quanta Services Inc.	75,104	21,982
	GE Vernova Inc.	54,399	20,172
*	AZEK Co. Inc.	377,364	18,702
	Vertiv Holdings Co. Class A	215,999	18,442
	Waste Connections Inc. (XTSE)	89,494	17,687
*	Builders FirstSource Inc.	141,180	16,889
	Equifax Inc.	60,994	15,866
	L3Harris Technologies Inc.	71,750	15,787
	Cintas Corp.	71,252	15,083
*	CACI International Inc. Class A	28,430	13,017
*	RBC Bearings Inc.	26,884	8,833
	Knight-Swift Transportation Holdings Inc.	197,858	7,750
*	Trex Co. Inc.	118,476	6,850
			500,557
Information Technology (31.2%)
*	Palantir Technologies Inc. Class A	1,029,974	121,990
*	HubSpot Inc.	106,017	64,829
	Monolithic Power Systems Inc.	85,796	50,886
*	Datadog Inc. Class A	477,702	48,802
*	AppLovin Corp. Class A	180,137	48,513
	CDW Corp.	300,168	48,195
*	Gartner Inc.	97,214	40,935
*	Unity Software Inc.	1,623,900	34,216
*	Twilio Inc. Class A	344,317	33,299
*	Flex Ltd.	946,809	32,513
*	Fair Isaac Corp.	16,238	32,308
*	Fortinet Inc.	265,535	27,552
*	Zscaler Inc.	118,999	26,914
	Cognizant Technology Solutions Corp. Class A	285,823	21,028
*	Silicon Laboratories Inc.	206,197	20,983
	Amphenol Corp. Class A	269,245	20,718
*	Coherent Corp.	293,190	18,858
	Marvell Technology Inc.	300,100	17,517
*	BILL Holdings Inc.	380,831	17,354
*	Guidewire Software Inc.	76,677	15,701
	Dolby Laboratories Inc. Class A	202,647	15,561
*	Allegro MicroSystems Inc.	803,718	15,327
*	EPAM Systems Inc.	94,946	14,898
	KLA Corp.	17,605	12,371
*	MongoDB Inc.	68,418	11,779
*	Snowflake Inc. Class A	61,331	9,782
*	Confluent Inc. Class A	380,116	9,051
*	Lattice Semiconductor Corp.	177,483	8,684
*	Arista Networks Inc.	102,234	8,411
	Entegris Inc.	89,053	7,046
			856,021
Materials (1.5%)
	Eagle Materials Inc.	106,492	24,109
*	ATI Inc.	310,044	16,860
			40,969
2

Mid-Cap Growth Fund
		Shares	Market Value• ($000)
Real Estate (2.2%)
	SBA Communications Corp.	128,623	31,307
*	CoStar Group Inc.	204,358	15,157
	First Industrial Realty Trust Inc.	283,772	13,502
			59,966
Total Common Stocks (Cost $2,246,045)			2,675,286
Temporary Cash Investments (2.8%)
Money Market Fund (2.8%)
[2,3]	Vanguard Market Liquidity Fund, 4.350% (Cost $75,477)	754,893	75,482
Total Investments (100.2%) (Cost $2,321,522)			2,750,768
Other Assets and Liabilities—Net (-0.2%)			(5,318)
Net Assets (100%)			2,745,450
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,574.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $3,922 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2025	164	45,813	836

See accompanying Notes, which are an integral part of the Financial Statements.
3

Mid-Cap Growth Fund
Statement of Assets and Liabilities
As of April 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $2,246,045)	2,675,286
Affiliated Issuers (Cost $75,477)	75,482
Total Investments in Securities	2,750,768
Investment in Vanguard	74
Cash Collateral Pledged—Futures Contracts	3,718
Receivables for Investment Securities Sold	53
Receivables for Accrued Income	599
Receivables for Capital Shares Issued	460
Variation Margin Receivable—Futures Contracts	26
Total Assets	2,755,698
Liabilities
Due to Custodian	91
Payables for Investment Securities Purchased	4,127
Collateral for Securities on Loan	3,922
Payables to Investment Advisor	833
Payables for Capital Shares Redeemed	1,058
Payables to Vanguard	217
Total Liabilities	10,248
Net Assets	2,745,450
1 Includes $3,574 of securities on loan.
At April 30, 2025, net assets consisted of:

Paid-in Capital	2,245,570
Total Distributable Earnings (Loss)	499,880
Net Assets	2,745,450

Net Assets
Applicable to 110,924,164 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,745,450
Net Asset Value Per Share	$24.75

See accompanying Notes, which are an integral part of the Financial Statements.
4

Mid-Cap Growth Fund
Statement of Operations

Six Months Ended April 30, 2025
($000)
Investment Income
Income
Dividends[1]	6,738
Interest[2]	2,058
Securities Lending—Net	9
Total Income	8,805
Expenses
Investment Advisory Fees—Note B
Basic Fee	3,022
Performance Adjustment	(1,190)
The Vanguard Group—Note C
Management and Administrative	2,920
Marketing and Distribution	80
Custodian Fees	14
Shareholders’ Reports and Proxy Fees	16
Trustees’ Fees and Expenses	1
Other Expenses	7
Total Expenses	4,870
Expenses Paid Indirectly	(61)
Net Expenses	4,809
Net Investment Income	3,996
Realized Net Gain (Loss)
Investment Securities Sold[2]	249,951
Futures Contracts	(3,051)
Foreign Currencies	—
Realized Net Gain (Loss)	246,900
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(357,073)
Futures Contracts	1,385
Change in Unrealized Appreciation (Depreciation)	(355,688)
Net Increase (Decrease) in Net Assets Resulting from Operations	(104,792)
1	Dividends are net of foreign withholding taxes of $8.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,986, $5, and ($2), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
5

Mid-Cap Growth Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2025	Year Ended October 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	3,996	11,105
Realized Net Gain (Loss)	246,900	252,505
Change in Unrealized Appreciation (Depreciation)	(355,688)	609,475
Net Increase (Decrease) in Net Assets Resulting from Operations	(104,792)	873,085
Distributions
Total Distributions	(55,892)	(11,688)
Capital Share Transactions
Issued	124,880	217,184
Issued in Lieu of Cash Distributions	52,603	11,042
Redeemed	(313,712)	(576,889)
Net Increase (Decrease) from Capital Share Transactions	(136,229)	(348,663)
Total Increase (Decrease)	(296,913)	512,734
Net Assets
Beginning of Period	3,042,363	2,529,629
End of Period	2,745,450	3,042,363

See accompanying Notes, which are an integral part of the Financial Statements.
6

Mid-Cap Growth Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$26.21	$19.38	$19.24	$38.72	$29.89	$27.93
Investment Operations
Net Investment Income (Loss)[1]	.035	.090	.076	.031	(.013)	.068
Net Realized and Unrealized Gain (Loss) on Investments	(1.010)	6.831	.113	(10.190)	10.957	4.680
Total from Investment Operations	(.975)	6.921	.189	(10.159)	10.944	4.748
Distributions
Dividends from Net Investment Income	(.485)	(.091)	(.049)	(.005)	(.051)	(.067)
Distributions from Realized Capital Gains	—	—	—	(9.316)	(2.063)	(2.721)
Total Distributions	(.485)	(.091)	(.049)	(9.321)	(2.114)	(2.788)
Net Asset Value, End of Period	$24.75	$26.21	$19.38	$19.24	$38.72	$29.89
Total Return[2]	-3.87%	35.77%	0.99%	-32.22%	37.68%	18.33%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,745	$3,042	$2,530	$2,956	$5,290	$4,414
Ratio of Total Expenses to Average Net Assets[3]	0.32%[4]	0.33%[4]	0.37%[4]	0.35%[4]	0.33%	0.34%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.27%	0.37%	0.37%	0.14%	(0.04%)	0.25%
Portfolio Turnover Rate	40%	69%	87%	71%	98%	74%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.08%), (0.07%), (0.02%), (0.05%), (0.06%), and (0.05%).
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.32%, 0.33%, 0.37%, and 0.35, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.
7

Mid-Cap Growth Fund
Notes to Financial Statements
Vanguard Mid-Cap Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2025, the fund’s average investments in long and short futures contracts represented 2% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the
8

Mid-Cap Growth Fund
higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	The investment advisory firms Frontier Capital Management Co., LLC, and Wellington Management Company LLP each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fees of Frontier Capital Management Co., LLC, and Wellington Management Company LLP are subject to quarterly adjustments based on performance relative to the Russell Midcap Growth Index for the preceding three years.
Vanguard manages the cash reserves of the fund as described below.
For the six months ended April 30, 2025, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.20% of the fund’s average net assets, before a net decrease of $1,190,000 (0.08%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2025, the fund had contributed to Vanguard capital in the amount of $74,000, representing less than 0.01% of the fund’s net assets and 0.03% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund has asked its investment advisors to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. For the six months ended April 30, 2025, these arrangements reduced the fund’s expenses by $61,000 (an annual rate of less than 0.01% of average net assets).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At April 30, 2025, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.
F.	As of April 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,387,179
Gross Unrealized Appreciation	558,981
Gross Unrealized Depreciation	(194,556)
Net Unrealized Appreciation (Depreciation)	364,425
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2024, the fund had available capital losses totaling $116,703,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
9

Mid-Cap Growth Fund
G.	During the six months ended April 30, 2025, the fund purchased $1,170,493,000 of investment securities and sold $1,339,665,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other funds or accounts managed by its investment advisors or their affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended April 30, 2025, such purchases were $31,309,000 and sales were $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
H.	Capital shares issued and redeemed were:

	Six Months Ended April 30, 2025	Year Ended October 31, 2024
	Shares (000)	Shares (000)
Issued	4,629	8,967
Issued in Lieu of Cash Distributions	1,947	478
Redeemed	(11,742)	(23,897)
Net Increase (Decrease) in Shares Outstanding	(5,166)	(14,452)
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q3012 062025
10

Financial Statements
For the six-months ended April 30, 2025
Vanguard Selected Value Fund

Contents
Financial Statements	1

Selected Value Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (96.6%)
Communication Services (3.0%)
*	Charter Communications Inc. Class A	163,961	64,250
	Omnicom Group Inc.	780,550	59,447
	Warner Music Group Corp. Class A	1,884,830	57,393
			181,090
Consumer Discretionary (10.8%)
	LKQ Corp.	2,101,304	80,291
	Gildan Activewear Inc.	1,544,531	71,234
*	Taylor Morrison Home Corp.	1,086,243	62,296
[1]	Advance Auto Parts Inc.	1,855,297	60,705
[1]	Magna International Inc.	1,625,479	56,502
*	M/I Homes Inc.	444,370	47,405
	Lear Corp.	545,377	46,766
	PVH Corp.	621,727	42,887
*	CarMax Inc.	584,970	37,830
	American Eagle Outfitters Inc.	3,375,143	35,540
	Hasbro Inc.	566,666	35,077
	Harley-Davidson Inc.	1,393,898	31,251
	Newell Brands Inc.	4,134,510	19,763
*	Hanesbrands Inc.	3,631,900	16,670
			644,217
Consumer Staples (4.8%)
	Dollar General Corp.	979,849	91,802
	Tyson Foods Inc. Class A	870,421	53,304
	Kraft Heinz Co.	1,511,082	43,972
	Flowers Foods Inc.	2,249,050	39,561
	Spectrum Brands Holdings Inc.	480,073	30,293
	Ingredion Inc.	198,998	26,431
			285,363
Energy (2.5%)
	Occidental Petroleum Corp.	1,050,270	41,391
	Civitas Resources Inc.	1,423,899	38,801
	Golar LNG Ltd.	813,300	34,569
	NOV Inc.	2,754,742	31,983
			146,744
Financials (23.3%)
	Corebridge Financial Inc.	3,819,679	113,177
	Fidelity National Financial Inc.	1,326,013	84,931
	RenaissanceRe Holdings Ltd.	309,988	74,995
	Unum Group	947,718	73,600
	Globe Life Inc.	593,678	73,224
	Equitable Holdings Inc.	1,437,461	71,082
*	Genworth Financial Inc.	9,152,100	62,783
	Glacier Bancorp Inc.	1,393,151	56,785
	Voya Financial Inc.	921,202	54,535
	Global Payments Inc.	679,473	51,851
	State Street Corp.	586,230	51,647
	Capital One Financial Corp.	260,835	47,018
*	Markel Group Inc.	23,770	43,228
	White Mountains Insurance Group Ltd.	24,391	43,110
	M&T Bank Corp.	253,820	43,088
	Essent Group Ltd.	749,950	42,695
	Everest Group Ltd.	115,340	41,387
	CNO Financial Group Inc.	1,054,296	40,000
	Regions Financial Corp.	1,899,145	38,762
	Brookfield Asset Management Ltd. Class A	712,150	37,979
	Jackson Financial Inc. Class A	472,827	36,838
	Ally Financial Inc.	1,043,500	34,081
	Nomura Holdings Inc. ADR	5,298,530	29,407
1

Selected Value Fund
		Shares	Market Value• ($000)
	Fifth Third Bancorp	817,897	29,395
	MetLife Inc.	349,815	26,366
	Webster Financial Corp.	516,038	24,409
	KeyCorp	1,492,763	22,153
*	SiriusPoint Ltd.	1,249,891	20,998
	Comerica Inc.	370,173	19,897
			1,389,421
Health Care (10.0%)
	Baxter International Inc.	3,567,944	111,213
[1]	Fresenius Medical Care AG ADR	2,975,541	75,519
	Labcorp Holdings Inc.	283,820	68,403
	Humana Inc.	238,085	62,435
	Teleflex Inc.	444,070	60,860
	Universal Health Services Inc. Class B	341,038	60,388
*	Henry Schein Inc.	868,167	56,405
*	Charles River Laboratories International Inc.	307,700	36,499
	DENTSPLY SIRONA Inc.	2,401,770	33,385
	Perrigo Co. plc	1,222,141	31,434
			596,541
Industrials (18.7%)
	AerCap Holdings NV	1,942,656	205,921
	RB Global Inc. (XTSE)	802,639	80,826
[1]	Ashtead Group plc ADR	287,950	61,949
	Woodward Inc.	322,655	60,520
	MSA Safety Inc.	357,559	56,287
*	API Group Corp.	1,297,405	49,081
	Concentrix Corp.	943,375	48,169
	Delta Air Lines Inc.	1,126,486	46,896
	Esab Corp.	318,540	38,263
	Robert Half Inc.	856,880	37,960
	SS&C Technologies Holdings Inc.	500,811	37,861
	Carlisle Cos. Inc.	97,160	36,870
	WESCO International Inc.	226,007	36,830
	Genpact Ltd.	732,019	36,791
	Armstrong World Industries Inc.	249,750	36,219
	MSC Industrial Direct Co. Inc. Class A	457,552	34,994
	Oshkosh Corp.	391,917	32,827
	Stanley Black & Decker Inc.	478,350	28,711
	Timken Co.	435,720	27,995
	Allegion plc	188,750	26,274
*	XPO Inc.	241,870	25,667
	CH Robinson Worldwide Inc.	251,141	22,407
*	Gates Industrial Corp. plc	894,180	16,918
	ManpowerGroup Inc.	351,105	15,122
*	Masterbrand Inc.	572,191	6,952
*	Air France-KLM ADR	4,102,756	3,487
			1,111,797
Information Technology (8.2%)
	TE Connectivity plc	683,457	100,045
*	Arrow Electronics Inc.	636,586	70,890
	Open Text Corp.	2,546,684	69,015
	Avnet Inc.	1,293,003	60,758
	Cognizant Technology Solutions Corp. Class A	734,208	54,016
	MKS Instruments Inc.	564,645	39,604
	Skyworks Solutions Inc.	578,994	37,218
	Amdocs Ltd.	410,000	36,318
	Micron Technology Inc.	286,749	22,065
			489,929
Materials (9.5%)
*	Eldorado Gold Corp.	3,870,404	72,918
	United States Steel Corp.	1,606,170	70,206
	Mosaic Co.	1,925,850	58,546
*	IAMGOLD Corp. (XTSE)	7,741,800	54,812
	Dow Inc.	1,700,299	52,012
	PPG Industries Inc.	459,365	50,007
	Olin Corp.	1,910,565	41,306
	Ternium SA ADR	1,180,696	34,075
	Huntsman Corp.	2,166,323	28,834
2

Selected Value Fund
		Shares	Market Value• ($000)
*	Equinox Gold Corp. (XTSE)	3,996,300	26,775
	Centerra Gold Inc.	3,528,116	23,638
	Hudbay Minerals Inc.	2,490,900	18,109
*	Equinox Gold Corp.	2,671,383	17,963
	FMC Corp.	428,135	17,947
			567,148
Real Estate (5.0%)
	Crown Castle Inc.	583,280	61,688
	Park Hotels & Resorts Inc.	5,140,015	51,092
	DiamondRock Hospitality Co.	6,373,999	46,785
*	Howard Hughes Holdings Inc.	647,461	43,075
*	CBRE Group Inc. Class A	284,850	34,803
	Healthcare Realty Trust Inc.	2,225,240	34,558
	Ryman Hospitality Properties Inc.	323,535	28,455
			300,456
Utilities (0.8%)
	Atmos Energy Corp.	291,253	46,784
Total Common Stocks (Cost $5,384,476)			5,759,490
Temporary Cash Investments (3.8%)
Money Market Fund (3.8%)
[2,3]	Vanguard Market Liquidity Fund, 4.350% (Cost $223,837)	2,238,894	223,867
Total Investments (100.4%) (Cost $5,608,313)			5,983,357
Other Assets and Liabilities—Net (-0.4%)			(22,043)
Net Assets (100%)			5,961,314
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $15,911.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $16,426 was received for securities on loan.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2025	340	94,979	1,332

See accompanying Notes, which are an integral part of the Financial Statements.
3

Selected Value Fund
Statement of Assets and Liabilities
As of April 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $5,384,476)	5,759,490
Affiliated Issuers (Cost $223,837)	223,867
Total Investments in Securities	5,983,357
Investment in Vanguard	170
Cash Collateral Pledged—Futures Contracts	7,754
Foreign Currency, at Value (Cost $26)	24
Receivables for Investment Securities Sold	5,013
Receivables for Accrued Income	1,668
Receivables for Capital Shares Issued	1,131
Variation Margin Receivable—Futures Contracts	54
Total Assets	5,999,171
Liabilities
Due to Custodian	668
Payables for Investment Securities Purchased	13,714
Collateral for Securities on Loan	16,426
Payables to Investment Advisor	2,893
Payables for Capital Shares Redeemed	3,774
Payables to Vanguard	382
Total Liabilities	37,857
Net Assets	5,961,314
1 Includes $15,911 of securities on loan.
At April 30, 2025, net assets consisted of:

Paid-in Capital	5,319,694
Total Distributable Earnings (Loss)	641,620
Net Assets	5,961,314

Net Assets
Applicable to 231,993,523 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,961,314
Net Asset Value Per Share	$25.70

See accompanying Notes, which are an integral part of the Financial Statements.
4

Selected Value Fund
Statement of Operations

Six Months Ended April 30, 2025
($000)
Investment Income
Income
Dividends[1]	67,679
Interest[2]	6,505
Securities Lending—Net	93
Total Income	74,277
Expenses
Investment Advisory Fees—Note B
Basic Fee	7,158
Performance Adjustment	(797)
The Vanguard Group—Note C
Management and Administrative	4,963
Marketing and Distribution	182
Custodian Fees	17
Shareholders’ Reports and Proxy Fees	54
Trustees’ Fees and Expenses	2
Other Expenses	7
Total Expenses	11,586
Expenses Paid Indirectly	(59)
Net Expenses	11,527
Net Investment Income	62,750
Realized Net Gain (Loss)
Investment Securities Sold[2]	267,015
Futures Contracts	(9,365)
Foreign Currencies	—
Realized Net Gain (Loss)	257,650
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(751,383)
Futures Contracts	3,001
Foreign Currencies	1
Change in Unrealized Appreciation (Depreciation)	(748,381)
Net Increase (Decrease) in Net Assets Resulting from Operations	(427,981)
1	Dividends are net of foreign withholding taxes of $1,198.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $6,364, $14, and ($10), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
5

Selected Value Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2025	Year Ended October 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	62,750	122,773
Realized Net Gain (Loss)	257,650	746,324
Change in Unrealized Appreciation (Depreciation)	(748,381)	854,026
Net Increase (Decrease) in Net Assets Resulting from Operations	(427,981)	1,723,123
Distributions
Total Distributions	(843,522)	(528,557)
Capital Share Transactions
Issued	232,133	599,078
Issued in Lieu of Cash Distributions	776,173	486,741
Redeemed	(722,247)	(1,111,173)
Net Increase (Decrease) from Capital Share Transactions	286,059	(25,354)
Total Increase (Decrease)	(985,444)	1,169,212
Net Assets
Beginning of Period	6,946,758	5,777,546
End of Period	5,961,314	6,946,758

See accompanying Notes, which are an integral part of the Financial Statements.
6

Selected Value Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$31.48	$26.17	$27.62	$32.26	$22.78	$27.59
Investment Operations
Net Investment Income[1]	.269	.537	.493	.417	.389	.368
Net Realized and Unrealized Gain (Loss) on Investments	(2.167)	7.170	1.358	(2.674)	11.737	(3.163)
Total from Investment Operations	(1.898)	7.707	1.851	(2.257)	12.126	(2.795)
Distributions
Dividends from Net Investment Income	(.535)	(.494)	(.440)	(.393)	(.360)	(.450)
Distributions from Realized Capital Gains	(3.347)	(1.903)	(2.861)	(1.990)	(2.286)	(1.565)
Total Distributions	(3.882)	(2.397)	(3.301)	(2.383)	(2.646)	(2.015)
Net Asset Value, End of Period	$25.70	$31.48	$26.17	$27.62	$32.26	$22.78
Total Return[2]	-6.55%	30.31%	7.60%	-7.29%	56.30%	-11.25%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,961	$6,947	$5,778	$5,787	$6,800	$5,009
Ratio of Total Expenses to Average Net Assets[3]	0.36%[4]	0.42%[5]	0.43%[4]	0.38%[4]	0.32%	0.31%
Ratio of Net Investment Income to Average Net Assets	1.90%	1.80%	1.82%	1.43%	1.30%	1.58%
Portfolio Turnover Rate	13%	32%	27%	26%	30%	85%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.02%), 0.04%, 0.05%, 0.00%, (0.05%), and (0.06%).
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.35%, 0.43%, and 0.38%, respectively.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.42%.

See accompanying Notes, which are an integral part of the Financial Statements.
7

Selected Value Fund
Notes to Financial Statements
Vanguard Selected Value Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2025, the fund’s average investments in long and short futures contracts represented 2% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the
8

Selected Value Fund
committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	The investment advisory firms Cooke & Bieler, LP, Pzena Investment Management, LLC, and Donald Smith & Co., Inc., each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee of Cooke & Bieler, LP, is subject to quarterly adjustments based on performance relative to the Russell Midcap Value Index since January 31, 2020. The basic fee of Pzena Investment Management, LLC, is subject to quarterly adjustments based on performance relative to the Russell Midcap Value Index for the preceding three years. The basic fee of Donald Smith & Co., Inc., is subject to quarterly adjustments based on performance relative to the MSCI Investable Market 2500 Index for the preceding five years.
Vanguard manages the cash reserves of the fund as described below.
For the six months ended April 30, 2025, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.22% of the fund’s average net assets, before a net decrease of $797,000 (0.02%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2025, the fund had contributed to Vanguard capital in the amount of $170,000, representing less than 0.01% of the fund’s net assets and 0.07% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund has asked its investment advisors to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. For the six months ended April 30, 2025, these arrangements reduced the fund’s expenses by $59,000 (an annual rate of less than 0.01% of average net assets).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At April 30, 2025, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.
F.	As of April 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,632,377
Gross Unrealized Appreciation	1,263,351
Gross Unrealized Depreciation	(911,039)
Net Unrealized Appreciation (Depreciation)	352,312
9

Selected Value Fund
G.	During the six months ended April 30, 2025, the fund purchased $822,157,000 of investment securities and sold $1,168,233,000 of investment securities, other than temporary cash investments.
H.	Capital shares issued and redeemed were:

	Six Months Ended April 30, 2025	Year Ended October 31, 2024
	Shares (000)	Shares (000)
Issued	8,351	20,317
Issued in Lieu of Cash Distributions	28,929	16,924
Redeemed	(25,952)	(37,313)
Net Increase (Decrease) in Shares Outstanding	11,328	(72)
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q9342 062025
10

Financial Statements
For the six-months ended April 30, 2025
Vanguard Emerging Markets Government Bond Index Fund

Contents
Financial Statements	1

Emerging Markets Government Bond Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (0.3%)
[1]	United States Treasury Note/Bond	3.875%	3/31/27	5,645	5,671
	United States Treasury Note/Bond	3.750%	4/30/27	5,870	5,887
	United States Treasury Note/Bond	3.875%	3/15/28	920	928
Total U.S. Government and Agency Obligations (Cost $12,441)					12,486
Corporate Bonds (13.8%)
Cayman Islands (0.3%)
	Gaci First Investment Co.	5.250%	1/29/30	10,550	10,729
	Gaci First Investment Co.	5.625%	7/29/34	7,050	7,217
					17,946
Chile (0.3%)
	Corp. Nacional del Cobre de Chile	6.440%	1/26/36	6,600	6,819
	Corp. Nacional del Cobre de Chile	3.700%	1/30/50	12,175	8,180
					14,999
China (1.3%)
	China Construction Bank Corp.	2.850%	1/21/32	8,995	8,748
	China Taiping Insurance Holdings Co. Ltd.	6.400%	Perpetual	8,850	9,158
	CNAC HK Finbridge Co. Ltd.	5.125%	3/14/28	7,830	7,890
	Industrial & Commercial Bank of China Ltd.	3.200%	Perpetual	27,460	26,757
	Sinopec Group Overseas Development 2018 Ltd.	2.700%	5/13/30	6,400	6,004
	State Grid Overseas Investment BVI Ltd.	3.500%	5/4/27	10,694	10,579
					69,136
Colombia (0.8%)
	Ecopetrol SA	6.875%	4/29/30	8,755	8,502
	Ecopetrol SA	7.750%	2/1/32	7,811	7,446
	Ecopetrol SA	8.875%	1/13/33	10,231	10,233
	Ecopetrol SA	8.375%	1/19/36	8,456	7,921
	Ecopetrol SA	5.875%	5/28/45	8,811	5,904
					40,006
Indonesia (0.4%)
	Freeport Indonesia PT	5.315%	4/14/32	6,625	6,560
	Pertamina Persero PT	6.450%	5/30/44	6,700	6,751
	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.125%	5/15/27	6,742	6,648
					19,959
Kazakhstan (0.1%)
	KazMunayGas National Co. JSC	6.375%	10/24/48	6,918	6,135
Malaysia (1.0%)
	Petronas Capital Ltd.	3.500%	4/21/30	9,795	9,300
[2]	Petronas Capital Ltd.	4.950%	1/3/31	7,025	7,135
[2]	Petronas Capital Ltd.	5.340%	4/3/35	8,575	8,734
	Petronas Capital Ltd.	4.500%	3/18/45	6,625	5,671
	Petronas Capital Ltd.	4.550%	4/21/50	12,325	10,324
[2]	Petronas Capital Ltd.	5.848%	4/3/55	6,900	6,916
	Petronas Capital Ltd.	3.404%	4/28/61	7,875	5,062
					53,142
Mexico (3.6%)
	Mexico City Airport Trust	5.500%	7/31/47	8,317	6,498
	Petroleos Mexicanos	6.875%	8/4/26	11,028	10,892
	Petroleos Mexicanos	6.490%	1/23/27	6,991	6,837
	Petroleos Mexicanos	6.500%	3/13/27	17,778	17,380
	Petroleos Mexicanos	5.350%	2/12/28	8,790	8,132
[3]	Petroleos Mexicanos	8.750%	6/2/29	8,505	8,365
	Petroleos Mexicanos	6.840%	1/23/30	10,376	9,252
	Petroleos Mexicanos	5.950%	1/28/31	16,742	13,855
[3]	Petroleos Mexicanos	6.700%	2/16/32	30,157	25,829
	Petroleos Mexicanos	10.000%	2/7/33	8,923	8,933
	Petroleos Mexicanos	6.625%	6/15/35	12,166	9,398
1

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Petroleos Mexicanos	6.500%	6/2/41	6,926	4,774
	Petroleos Mexicanos	6.750%	9/21/47	24,735	16,572
	Petroleos Mexicanos	6.350%	2/12/48	6,955	4,476
	Petroleos Mexicanos	7.690%	1/23/50	36,017	26,260
	Petroleos Mexicanos	6.950%	1/28/60	16,898	11,235
					188,688
Peru (0.1%)
	Petroleos del Peru SA	5.625%	6/19/47	8,875	5,414
Qatar (0.8%)
	Qatar Energy	1.375%	9/12/26	6,915	6,641
	Qatar Energy	2.250%	7/12/31	15,175	13,290
	Qatar Energy	3.125%	7/12/41	15,786	11,557
	Qatar Energy	3.300%	7/12/51	18,100	12,101
					43,589
Saudi Arabia (4.0%)
	Gaci First Investment Co.	5.000%	1/29/29	7,725	7,767
	Gaci First Investment Co.	4.750%	2/14/30	7,730	7,686
	Gaci First Investment Co.	5.250%	10/13/32	7,750	7,806
	Gaci First Investment Co.	5.250%	1/29/34	7,830	7,794
	Gaci First Investment Co.	4.875%	2/14/35	8,773	8,441
	Gaci First Investment Co.	5.125%	2/14/53	7,800	6,537
	Gaci First Investment Co.	5.375%	1/29/54	6,915	6,068
	SA Global Sukuk Ltd.	1.602%	6/17/26	8,995	8,708
[2]	SA Global Sukuk Ltd.	4.250%	10/2/29	5,600	5,509
	SA Global Sukuk Ltd.	4.250%	10/2/29	800	786
	SA Global Sukuk Ltd.	2.694%	6/17/31	13,950	12,414
[2]	SA Global Sukuk Ltd.	4.750%	10/2/34	5,425	5,313
	SA Global Sukuk Ltd.	4.750%	10/2/34	1,175	1,150
	Saudi Arabian Oil Co.	3.500%	4/16/29	12,974	12,435
	Saudi Arabian Oil Co.	2.250%	11/24/30	8,725	7,668
	Saudi Arabian Oil Co.	5.250%	7/17/34	8,950	9,012
	Saudi Arabian Oil Co.	4.250%	4/16/39	13,850	11,919
	Saudi Arabian Oil Co.	4.375%	4/16/49	13,435	10,596
	Saudi Arabian Oil Co.	3.250%	11/24/50	9,883	6,315
	Saudi Arabian Oil Co.	5.750%	7/17/54	8,950	8,372
	Saudi Arabian Oil Co.	5.875%	7/17/64	8,975	8,253
	Saudi Arabian Oil Co.	3.500%	11/24/70	9,850	5,892
	Saudi Electricity Sukuk Programme Co.	5.225%	2/18/30	6,275	6,369
	Saudi Electricity Sukuk Programme Co.	5.684%	4/11/53	6,645	6,478
	Suci Second Investment Co.	4.375%	9/10/27	6,645	6,591
	Suci Second Investment Co.	6.000%	10/25/28	10,100	10,486
	Suci Second Investment Co.	5.171%	3/5/31	8,761	8,860
					205,225
United Arab Emirates (1.1%)
[3]	Abu Dhabi Crude Oil Pipeline LLC	4.600%	11/2/47	9,850	8,717
	Adnoc Murban Rsc Ltd.	4.500%	9/11/34	6,600	6,392
[2]	Adnoc Murban Rsc Ltd.	5.125%	9/11/54	6,700	6,025
[2,4]	Adnoc Murban Sukuk Ltd.	4.750%	5/6/35	6,650	6,616
	DP World Crescent Ltd.	5.500%	9/13/33	6,730	6,760
[2]	DP World Ltd.	6.850%	7/2/37	7,800	8,521
	MDGH GMTN RSC Ltd.	3.700%	11/7/49	6,828	5,001
	MDGH GMTN RSC Ltd.	3.950%	5/21/50	8,725	6,650
					54,682
Total Corporate Bonds (Cost $780,374)					718,921
Sovereign Bonds (84.1%)
Angola (0.5%)
	Republic of Angola	8.250%	5/9/28	7,867	6,641
	Republic of Angola	8.000%	11/26/29	7,823	6,244
	Republic of Angola	8.750%	4/14/32	7,725	5,947
	Republic of Angola	9.375%	5/8/48	7,750	5,416
	Republic of Angola	9.125%	11/26/49	5,575	3,794
					28,042
Argentina (4.0%)
	Provincia de Buenos Aires	6.625%	9/1/37	25,905	17,374
	Republic of Argentina	1.000%	7/9/29	10,532	8,493
	Republic of Argentina	5.000%	1/9/38	51,178	35,989
2

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Republic of Argentina, 1.750% coupon rate effective 7/9/27	0.750%	7/9/30	63,128	48,439
[5]	Republic of Argentina, 4.375% coupon rate effective 7/9/27	4.125%	7/9/46	9,081	5,929
[5]	Republic of Argentina, 4.750% coupon rate effective 7/9/27	4.125%	7/9/35	91,245	60,518
[5]	Republic of Argentina, 4.875% coupon rate effective 7/9/29	3.500%	7/9/41	46,549	28,720
					205,462
Armenia (0.2%)
	Republic of Armenia	3.950%	9/26/29	2,150	1,933
	Republic of Armenia	3.600%	2/2/31	3,375	2,855
[2]	Republic of Armenia	6.750%	3/12/35	3,375	3,204
					7,992
Azerbaijan (0.1%)
[3]	Republic of Azerbaijan	3.500%	9/1/32	4,760	4,146
Bahamas (0.1%)
[3]	Commonwealth of Bahamas	6.000%	11/21/28	2,632	2,500
[3]	Commonwealth of Bahamas	8.950%	10/15/32	3,638	3,672
					6,172
Bahrain (1.7%)
	CBB International Sukuk Programme Co. WLL	4.500%	3/30/27	4,191	4,083
	CBB International Sukuk Programme Co. WLL	3.950%	9/16/27	4,354	4,165
	CBB International Sukuk Programme Co. WLL	3.875%	5/18/29	3,923	3,646
	CBB International Sukuk Programme Co. WLL	6.250%	10/18/30	4,850	4,934
	CBB International Sukuk Programme Co. WLL	6.000%	2/12/31	4,800	4,833
[2]	CBB International Sukuk Programme Co. WLL	5.875%	6/5/32	5,550	5,530
	Kingdom of Bahrain	4.250%	1/25/28	2,375	2,261
	Kingdom of Bahrain	7.000%	10/12/28	7,250	7,401
	Kingdom of Bahrain	6.750%	9/20/29	5,804	5,890
	Kingdom of Bahrain	7.375%	5/14/30	5,050	5,237
	Kingdom of Bahrain	5.625%	9/30/31	4,845	4,560
	Kingdom of Bahrain	5.450%	9/16/32	4,850	4,473
	Kingdom of Bahrain	5.250%	1/25/33	5,055	4,561
	Kingdom of Bahrain	5.625%	5/18/34	5,309	4,814
	Kingdom of Bahrain	7.750%	4/18/35	4,500	4,716
	Kingdom of Bahrain	7.500%	2/12/36	4,900	4,998
	Kingdom of Bahrain	6.000%	9/19/44	6,025	4,920
	Kingdom of Bahrain	7.500%	9/20/47	4,225	4,075
	Kingdom of Bahrain	6.250%	1/25/51	2,030	1,655
					86,752
Benin (0.1%)
[3]	Republic of Benin	7.960%	2/13/38	3,450	3,097
[2,3]	Republic of Benin	8.375%	1/23/41	2,200	2,004
					5,101
Bermuda (0.2%)
	Government of Bermuda	3.717%	1/25/27	2,660	2,606
	Government of Bermuda	2.375%	8/20/30	3,080	2,688
	Government of Bermuda	5.000%	7/15/32	3,985	3,931
	Government of Bermuda	3.375%	8/20/50	3,080	2,032
					11,257
Bolivia (0.1%)
[3]	Bolivian Government	4.500%	3/20/28	4,466	2,907
	Bolivian Government	7.500%	3/2/30	3,830	2,496
					5,403
Brazil (3.1%)
	Federative Republic of Brazil	10.125%	5/15/27	3,359	3,700
	Federative Republic of Brazil	4.625%	1/13/28	13,407	13,311
	Federative Republic of Brazil	4.500%	5/30/29	8,780	8,580
	Federative Republic of Brazil	3.875%	6/12/30	15,545	14,516
	Federative Republic of Brazil	6.250%	3/18/31	8,925	9,191
	Federative Republic of Brazil	3.750%	9/12/31	6,657	5,982
	Federative Republic of Brazil	6.125%	1/22/32	8,875	9,027
	Federative Republic of Brazil	6.000%	10/20/33	9,856	9,733
	Federative Republic of Brazil	8.250%	1/20/34	6,093	6,819
	Federative Republic of Brazil	6.125%	3/15/34	10,100	9,898
	Federative Republic of Brazil	6.625%	3/15/35	10,882	10,872
	Federative Republic of Brazil	7.125%	1/20/37	7,817	8,123
	Federative Republic of Brazil	5.625%	1/7/41	9,850	8,747
	Federative Republic of Brazil	5.000%	1/27/45	14,573	11,082
3

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Federative Republic of Brazil	5.625%	2/21/47	12,562	10,315
	Federative Republic of Brazil	4.750%	1/14/50	17,794	12,553
	Federative Republic of Brazil	7.125%	5/13/54	10,009	9,479
					161,928
Bulgaria (0.1%)
	Republic of Bulgaria	5.000%	3/5/37	6,590	6,375
Cameroon (0.0%)
[3]	Republic of Cameroon	9.500%	7/31/31	2,400	2,118
Chile (2.1%)
	Republic of Chile	2.750%	1/31/27	6,641	6,454
	Republic of Chile	3.240%	2/6/28	8,059	7,809
	Republic of Chile	4.850%	1/22/29	7,701	7,806
	Republic of Chile	2.450%	1/31/31	6,322	5,613
	Republic of Chile	2.550%	1/27/32	6,675	5,791
	Republic of Chile	2.550%	7/27/33	9,862	8,262
	Republic of Chile	3.500%	1/31/34	6,750	6,036
	Republic of Chile	4.950%	1/5/36	7,561	7,392
	Republic of Chile	5.650%	1/13/37	6,860	7,009
	Republic of Chile	3.100%	5/7/41	12,335	9,103
	Republic of Chile	4.340%	3/7/42	8,694	7,458
	Republic of Chile	3.860%	6/21/47	4,755	3,602
	Republic of Chile	3.500%	1/25/50	10,250	7,165
	Republic of Chile	4.000%	1/31/52	4,537	3,416
	Republic of Chile	3.500%	4/15/53	6,606	4,529
	Republic of Chile	5.330%	1/5/54	6,625	6,147
	Republic of Chile	3.100%	1/22/61	8,875	5,254
	Republic of Chile	3.250%	9/21/71	4,437	2,644
					111,490
China (0.9%)
	China Government Bond	1.250%	10/26/26	1,050	1,015
	China Government Bond	2.625%	11/2/27	3,289	3,229
	China Government Bond	4.125%	11/20/27	800	816
	China Government Bond	3.500%	10/19/28	4,580	4,593
	China Government Bond	2.125%	12/3/29	9,325	8,803
	China Government Bond	1.200%	10/21/30	9,386	8,316
	China Government Bond	1.750%	10/26/31	4,250	3,816
	China Government Bond	2.750%	12/3/39	2,975	2,548
	China Government Bond	4.000%	10/19/48	2,750	2,530
	China Government Bond	2.250%	10/21/50	2,499	1,640
	China Government Bond	2.500%	10/26/51	2,875	1,981
	Export-Import Bank of China	3.875%	5/16/26	6,800	6,777
					46,064
Colombia (3.0%)
	Republic of Colombia	3.875%	4/25/27	7,687	7,503
	Republic of Colombia	4.500%	3/15/29	8,969	8,423
	Republic of Colombia	3.000%	1/30/30	6,770	5,721
	Republic of Colombia	7.375%	4/25/30	8,450	8,589
	Republic of Colombia	3.125%	4/15/31	11,292	9,098
	Republic of Colombia	3.250%	4/22/32	8,834	6,796
	Republic of Colombia	8.000%	4/20/33	7,170	7,272
	Republic of Colombia	7.500%	2/2/34	9,798	9,555
	Republic of Colombia	8.500%	4/25/35	8,450	8,584
	Republic of Colombia	8.000%	11/14/35	8,456	8,315
	Republic of Colombia	7.750%	11/7/36	8,820	8,430
	Republic of Colombia	7.375%	9/18/37	8,091	7,514
	Republic of Colombia	6.125%	1/18/41	11,018	8,679
	Republic of Colombia	4.125%	2/22/42	4,537	2,768
	Republic of Colombia	5.625%	2/26/44	11,200	7,994
	Republic of Colombia	5.000%	6/15/45	20,019	13,033
	Republic of Colombia	5.200%	5/15/49	12,705	8,211
	Republic of Colombia	4.125%	5/15/51	6,745	3,729
	Republic of Colombia	8.750%	11/14/53	8,421	8,060
	Republic of Colombia	8.375%	11/7/54	7,300	6,686
	Republic of Colombia	3.875%	2/15/61	5,884	3,000
					157,960
4

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Costa Rica (0.6%)
	Republic of Costa Rica	6.125%	2/19/31	5,273	5,395
[3]	Republic of Costa Rica	6.550%	4/3/34	6,635	6,771
	Republic of Costa Rica	5.625%	4/30/43	1,681	1,484
	Republic of Costa Rica	7.000%	4/4/44	4,630	4,654
	Republic of Costa Rica	7.158%	3/12/45	5,961	6,047
[3]	Republic of Costa Rica	7.300%	11/13/54	6,806	6,905
					31,256
Dominican Republic (2.2%)
	Dominican Republic	5.950%	1/25/27	7,643	7,677
	Dominican Republic	6.000%	7/19/28	5,721	5,762
	Dominican Republic	5.500%	2/22/29	7,976	7,867
	Dominican Republic	4.500%	1/30/30	9,017	8,405
	Dominican Republic	7.050%	2/3/31	5,190	5,360
	Dominican Republic	4.875%	9/23/32	13,500	12,124
	Dominican Republic	6.000%	2/22/33	7,981	7,714
[2]	Dominican Republic	6.600%	6/1/36	3,200	3,145
	Dominican Republic	6.600%	6/1/36	200	197
[2]	Dominican Republic	6.950%	3/15/37	8,480	8,428
	Dominican Republic	6.950%	3/15/37	360	358
	Dominican Republic	5.300%	1/21/41	6,730	5,594
	Dominican Republic	7.450%	4/30/44	6,700	6,855
	Dominican Republic	6.850%	1/27/45	9,055	8,693
	Dominican Republic	6.500%	2/15/48	4,607	4,237
	Dominican Republic	6.400%	6/5/49	6,430	5,852
[2]	Dominican Republic	7.150%	2/24/55	4,270	4,175
	Dominican Republic	7.150%	2/24/55	160	156
	Dominican Republic	5.875%	1/30/60	14,285	11,744
					114,343
Ecuador (0.7%)
[3]	Republic of Ecuador	0.000%	7/31/30	4,502	2,744
	Republic of Ecuador	6.900%	7/31/30	13,528	10,109
[5]	Republic of Ecuador, 5.500% coupon rate effective 7/31/26	5.000%	7/31/40	13,302	6,926
[5]	Republic of Ecuador, 6.900% coupon rate effective 7/31/25	5.500%	7/31/35	29,069	17,395
					37,174
Egypt (1.7%)
	Arab Republic of Egypt	7.500%	1/31/27	8,945	8,897
	Arab Republic of Egypt	5.800%	9/30/27	5,025	4,732
	Arab Republic of Egypt	6.588%	2/21/28	5,600	5,235
	Arab Republic of Egypt	7.600%	3/1/29	7,745	7,250
[2]	Arab Republic of Egypt	8.625%	2/4/30	5,050	4,810
	Arab Republic of Egypt	8.625%	2/4/30	400	380
	Arab Republic of Egypt	5.875%	2/16/31	6,750	5,460
	Arab Republic of Egypt	7.053%	1/15/32	4,675	3,884
	Arab Republic of Egypt	7.625%	5/29/32	7,569	6,370
[2]	Arab Republic of Egypt	9.450%	2/4/33	3,275	2,999
	Arab Republic of Egypt	9.450%	2/4/33	300	275
	Arab Republic of Egypt	7.300%	9/30/33	4,875	3,936
	Arab Republic of Egypt	6.875%	4/30/40	2,000	1,521
	Arab Republic of Egypt	8.500%	1/31/47	10,901	7,925
	Arab Republic of Egypt	7.903%	2/21/48	6,900	4,740
	Arab Republic of Egypt	8.700%	3/1/49	6,680	4,924
	Arab Republic of Egypt	8.875%	5/29/50	9,015	6,736
	Arab Republic of Egypt	8.750%	9/30/51	3,250	2,398
	Arab Republic of Egypt	8.150%	11/20/59	2,350	1,618
	Arab Republic of Egypt	7.500%	2/16/61	6,650	4,324
					88,414
El Salvador (0.5%)
	Republic of El Salvador	8.625%	2/28/29	2,249	2,295
[3]	Republic of El Salvador	9.250%	4/17/30	4,557	4,700
	Republic of El Salvador	8.250%	4/10/32	2,289	2,251
	Republic of El Salvador	7.650%	6/15/35	3,653	3,455
	Republic of El Salvador	7.625%	2/1/41	2,363	2,136
	Republic of El Salvador	7.125%	1/20/50	3,510	2,817
	Republic of El Salvador	9.500%	7/15/52	3,970	3,959
[2,3]	Republic of El Salvador	9.650%	11/21/54	4,000	3,972
[3]	Republic of El Salvador	9.650%	11/21/54	450	447
					26,032
5

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Gabon (0.1%)
	Republic of Gabon	9.500%	2/18/29	2,700	2,324
[3]	Republic of Gabon	6.625%	2/6/31	3,950	2,783
	Republic of Gabon	7.000%	11/24/31	2,037	1,433
					6,540
Ghana (0.5%)
[2,3]	Republic of Ghana	0.000%	1/3/30	2,670	2,010
[3]	Republic of Ghana	0.000%	1/3/30	75	57
[2,3]	Republic of Ghana	1.500%	1/3/37	4,865	1,949
[3]	Republic of Ghana	1.500%	1/3/37	174	69
[2,5]	Republic of Ghana, 6.000% coupon rate effective 7/3/28	5.000%	7/3/29	12,340	10,435
[5]	Republic of Ghana, 6.000% coupon rate effective 7/3/28	5.000%	7/3/29	436	369
[2,5]	Republic of Ghana, 6.000% coupon rate effective 7/3/28	5.000%	7/3/35	17,159	11,463
[5]	Republic of Ghana, 6.000% coupon rate effective 7/3/28	5.000%	7/3/35	1,314	877
					27,229
Guatemala (0.7%)
	Republic of Guatemala	4.500%	5/3/26	3,200	3,160
	Republic of Guatemala	4.375%	6/5/27	2,220	2,170
	Republic of Guatemala	4.875%	2/13/28	3,210	3,152
	Republic of Guatemala	5.250%	8/10/29	2,200	2,171
[3]	Republic of Guatemala	4.900%	6/1/30	2,200	2,124
	Republic of Guatemala	6.050%	8/6/31	2,651	2,641
	Republic of Guatemala	5.375%	4/24/32	2,069	1,995
	Republic of Guatemala	7.050%	10/4/32	2,450	2,572
	Republic of Guatemala	3.700%	10/7/33	2,279	1,893
	Republic of Guatemala	6.600%	6/13/36	4,550	4,549
	Republic of Guatemala	6.550%	2/6/37	3,400	3,384
	Republic of Guatemala	4.650%	10/7/41	2,225	1,722
[3]	Republic of Guatemala	6.125%	6/1/50	6,281	5,580
					37,113
Honduras (0.2%)
	Republic of Honduras	6.250%	1/19/27	3,160	3,124
	Republic of Honduras	5.625%	6/24/30	2,500	2,278
[2]	Republic of Honduras	8.625%	11/27/34	2,990	2,964
	Republic of Honduras	8.625%	11/27/34	150	149
					8,515
Hungary (1.3%)
	Republic of Hungary	6.125%	5/22/28	9,668	9,945
	Republic of Hungary	5.250%	6/16/29	7,925	7,910
	Republic of Hungary	2.125%	9/22/31	9,905	8,029
	Republic of Hungary	6.250%	9/22/32	7,975	8,227
	Republic of Hungary	5.500%	6/16/34	5,605	5,399
	Republic of Hungary	5.500%	3/26/36	10,820	10,210
	Republic of Hungary	7.625%	3/29/41	7,194	7,947
	Republic of Hungary	3.125%	9/21/51	9,390	5,505
	Republic of Hungary	6.750%	9/25/52	5,425	5,437
					68,609
Indonesia (5.9%)
	Perusahaan Penerbit SBSN Indonesia III	1.500%	6/9/26	5,445	5,276
	Perusahaan Penerbit SBSN Indonesia III	4.150%	3/29/27	9,015	8,983
	Perusahaan Penerbit SBSN Indonesia III	4.400%	6/6/27	7,800	7,805
	Perusahaan Penerbit SBSN Indonesia III	4.400%	3/1/28	7,790	7,808
	Perusahaan Penerbit SBSN Indonesia III	5.400%	11/15/28	4,380	4,521
	Perusahaan Penerbit SBSN Indonesia III	4.450%	2/20/29	5,660	5,646
	Perusahaan Penerbit SBSN Indonesia III	5.100%	7/2/29	3,400	3,459
[2]	Perusahaan Penerbit SBSN Indonesia III	5.000%	5/25/30	4,275	4,331
	Perusahaan Penerbit SBSN Indonesia III	2.800%	6/23/30	4,485	4,091
	Perusahaan Penerbit SBSN Indonesia III	2.550%	6/9/31	4,997	4,389
	Perusahaan Penerbit SBSN Indonesia III	4.700%	6/6/32	6,475	6,355
	Perusahaan Penerbit SBSN Indonesia III	5.600%	11/15/33	4,500	4,636
	Perusahaan Penerbit SBSN Indonesia III	5.200%	7/2/34	4,500	4,517
[2]	Perusahaan Penerbit SBSN Indonesia III	5.250%	11/25/34	3,275	3,286
	Perusahaan Penerbit SBSN Indonesia III	5.250%	11/25/34	900	903
	Perusahaan Penerbit SBSN Indonesia III	3.800%	6/23/50	3,500	2,564
	Perusahaan Penerbit SBSN Indonesia III	3.550%	6/9/51	3,400	2,369
	Perusahaan Penerbit SBSN Indonesia III	5.500%	7/2/54	2,450	2,340
[2]	Perusahaan Penerbit SBSN Indonesia III	5.650%	11/25/54	3,025	2,914
	Perusahaan Penerbit SBSN Indonesia III	5.650%	11/25/54	200	193
6

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of Indonesia	4.350%	1/8/27	5,525	5,512
	Republic of Indonesia	3.850%	7/18/27	4,570	4,520
	Republic of Indonesia	4.150%	9/20/27	3,275	3,262
	Republic of Indonesia	3.500%	1/11/28	5,661	5,544
	Republic of Indonesia	4.550%	1/11/28	4,875	4,894
	Republic of Indonesia	4.100%	4/24/28	4,575	4,562
	Republic of Indonesia	4.750%	2/11/29	5,508	5,559
	Republic of Indonesia	4.400%	3/10/29	2,275	2,268
	Republic of Indonesia	3.400%	9/18/29	3,450	3,299
	Republic of Indonesia	5.250%	1/15/30	3,800	3,888
	Republic of Indonesia	2.850%	2/14/30	5,319	4,907
	Republic of Indonesia	3.850%	10/15/30	7,325	7,011
	Republic of Indonesia	1.850%	3/12/31	5,675	4,825
	Republic of Indonesia	2.150%	7/28/31	5,375	4,605
	Republic of Indonesia	3.550%	3/31/32	4,500	4,132
	Republic of Indonesia	4.650%	9/20/32	6,350	6,205
	Republic of Indonesia	4.850%	1/11/33	5,555	5,488
	Republic of Indonesia	4.700%	2/10/34	2,565	2,491
	Republic of Indonesia	4.750%	9/10/34	5,050	4,903
	Republic of Indonesia	5.600%	1/15/35	4,725	4,870
	Republic of Indonesia	8.500%	10/12/35	6,900	8,597
	Republic of Indonesia	6.625%	2/17/37	6,287	6,910
	Republic of Indonesia	6.625%	2/17/37	100	110
	Republic of Indonesia	7.750%	1/17/38	8,539	10,255
	Republic of Indonesia	5.250%	1/17/42	10,170	9,740
	Republic of Indonesia	4.625%	4/15/43	6,660	5,872
	Republic of Indonesia	6.750%	1/15/44	8,735	9,655
	Republic of Indonesia	5.125%	1/15/45	9,026	8,418
	Republic of Indonesia	5.950%	1/8/46	5,666	5,762
	Republic of Indonesia	5.250%	1/8/47	6,900	6,476
	Republic of Indonesia	4.750%	7/18/47	4,180	3,695
	Republic of Indonesia	4.350%	1/11/48	7,830	6,429
	Republic of Indonesia	5.350%	2/11/49	4,323	4,139
	Republic of Indonesia	3.700%	10/30/49	4,905	3,577
	Republic of Indonesia	3.500%	2/14/50	3,275	2,315
	Republic of Indonesia	4.200%	10/15/50	7,625	6,079
	Republic of Indonesia	3.050%	3/12/51	8,775	5,652
	Republic of Indonesia	4.300%	3/31/52	3,323	2,670
	Republic of Indonesia	5.450%	9/20/52	2,275	2,175
	Republic of Indonesia	5.650%	1/11/53	3,330	3,256
	Republic of Indonesia	5.100%	2/10/54	4,025	3,665
	Republic of Indonesia	5.150%	9/10/54	2,925	2,699
	Republic of Indonesia	3.200%	9/23/61	3,050	1,871
	Republic of Indonesia	4.450%	4/15/70	4,385	3,451
	Republic of Indonesia	3.350%	3/12/71	3,450	2,127
					304,726
Iraq (0.1%)
[3]	Republic of Iraq	5.800%	1/15/28	4,498	4,354
Ivory Coast (0.5%)
[3]	Ivory Coast	6.375%	3/3/28	1,704	1,677
[3]	Ivory Coast	7.625%	1/30/33	5,400	5,047
[3]	Ivory Coast	6.125%	6/15/33	5,350	4,581
[3]	Ivory Coast	8.250%	1/30/37	6,675	6,123
[2,3]	Republic of Cote d'Ivoire	8.075%	4/1/36	7,975	7,334
					24,762
Jamaica (0.4%)
[3]	Jamaica	6.750%	4/28/28	5,465	5,596
[3]	Jamaica	8.000%	3/15/39	5,565	6,319
	Jamaica	7.875%	7/28/45	8,005	8,970
					20,885
Jordan (0.4%)
	Kingdom of Jordan	5.750%	1/31/27	4,400	4,347
	Kingdom of Jordan	7.750%	1/15/28	2,960	2,993
	Kingdom of Jordan	7.500%	1/13/29	5,500	5,469
	Kingdom of Jordan	5.850%	7/7/30	5,511	5,086
	Kingdom of Jordan	7.375%	10/10/47	4,525	3,775
					21,670
7

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Kazakhstan (0.3%)
	Republic of Kazakhstan	4.714%	4/9/35	6,150	5,898
	Republic of Kazakhstan	4.875%	10/14/44	2,950	2,615
	Republic of Kazakhstan	4.875%	10/14/44	1,700	1,507
	Republic of Kazakhstan	6.500%	7/21/45	6,635	6,953
					16,973
Kenya (0.5%)
	Republic of Kenya	7.250%	2/28/28	4,575	4,270
	Republic of Kenya	9.750%	2/16/31	6,550	6,226
	Republic of Kenya	8.000%	5/22/32	5,600	4,863
	Republic of Kenya	6.300%	1/23/34	4,348	3,289
[2]	Republic of Kenya	9.500%	3/5/36	6,675	5,844
	Republic of Kenya	8.250%	2/28/48	4,375	3,257
					27,749
Kuwait (0.4%)
	Kuwait	3.500%	3/20/27	20,165	19,836
Lebanon (0.1%)
[6]	Lebanon Republic	6.600%	11/27/26	7,145	1,212
[6]	Lebanon Republic	6.850%	3/23/27	5,525	942
[6]	Lebanon Republic	6.750%	11/29/27	4,454	756
[6]	Lebanon Republic	6.650%	11/3/28	4,030	686
[6]	Lebanon Republic	6.850%	5/25/29	4,450	754
[6]	Lebanon Republic	6.650%	2/26/30	6,245	1,064
[6]	Lebanon Republic	7.000%	3/23/32	4,410	751
[6]	Lebanon Republic	7.050%	11/2/35	2,625	448
[6]	Lebanon Republic	7.250%	3/23/37	3,300	562
					7,175
Malaysia (0.2%)
	Malaysia Sovereign Sukuk Bhd.	4.236%	4/22/45	2,297	2,010
	Malaysia Sukuk Global Bhd.	4.080%	4/27/46	2,050	1,748
	Malaysia Wakala Sukuk Bhd.	2.070%	4/28/31	3,225	2,852
	Malaysia Wakala Sukuk Bhd.	3.075%	4/28/51	2,450	1,694
					8,304
Mexico (5.9%)
	United Mexican States	4.150%	3/28/27	10,770	10,674
	United Mexican States	3.750%	1/11/28	8,368	8,167
	United Mexican States	5.400%	2/9/28	5,500	5,591
	United Mexican States	4.500%	4/22/29	13,660	13,368
	United Mexican States	5.000%	5/7/29	4,360	4,347
	United Mexican States	3.250%	4/16/30	9,975	9,080
	United Mexican States	6.000%	5/13/30	8,875	9,122
	United Mexican States	2.659%	5/24/31	15,278	12,985
	United Mexican States	8.300%	8/15/31	5,065	5,920
	United Mexican States	4.750%	4/27/32	10,885	10,189
	United Mexican States	7.500%	4/8/33	3,390	3,708
	United Mexican States	4.875%	5/19/33	9,905	9,109
	United Mexican States	3.500%	2/12/34	12,653	10,353
	United Mexican States	6.750%	9/27/34	7,643	7,925
	United Mexican States	6.350%	2/9/35	12,212	12,137
	United Mexican States	6.000%	5/7/36	18,065	17,268
	United Mexican States	6.875%	5/13/37	17,450	17,673
	United Mexican States	6.050%	1/11/40	12,563	11,704
	United Mexican States	4.280%	8/14/41	11,022	8,201
	United Mexican States	4.750%	3/8/44	16,546	12,518
	United Mexican States	5.550%	1/21/45	12,257	10,575
	United Mexican States	4.600%	1/23/46	10,685	7,733
	United Mexican States	4.350%	1/15/47	5,706	3,948
	United Mexican States	4.600%	2/10/48	8,168	5,811
	United Mexican States	4.500%	1/31/50	8,596	5,993
	United Mexican States	5.000%	4/27/51	11,205	8,322
	United Mexican States	4.400%	2/12/52	9,925	6,651
	United Mexican States	6.338%	5/4/53	13,010	11,416
	United Mexican States	6.400%	5/7/54	11,130	9,824
	United Mexican States	7.375%	5/13/55	11,044	10,937
	United Mexican States	3.771%	5/24/61	13,615	7,709
	United Mexican States	3.750%	4/19/71	13,472	7,331
8

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United Mexican States	5.750%	10/12/10	11,894	8,978
					305,267
Mongolia (0.1%)
	Mongolia	8.650%	1/19/28	2,550	2,639
[2]	Mongolia	6.625%	2/25/30	1,950	1,879
	Mongolia	4.450%	7/7/31	2,300	1,938
					6,456
Montenegro (0.1%)
	Republic of Montenegro	7.250%	3/12/31	3,350	3,373
Morocco (0.5%)
	Kingdom of Morocco	2.375%	12/15/27	3,325	3,088
	Kingdom of Morocco	5.950%	3/8/28	5,650	5,739
	Kingdom of Morocco	3.000%	12/15/32	4,425	3,646
	Kingdom of Morocco	6.500%	9/8/33	5,625	5,809
	Kingdom of Morocco	5.500%	12/11/42	3,360	2,922
	Kingdom of Morocco	4.000%	12/15/50	5,350	3,534
					24,738
Mozambique (0.1%)
	Republic of Mozambique	9.000%	9/15/31	3,985	3,047
Nigeria (1.2%)
	Republic of Nigeria	6.500%	11/28/27	6,800	6,371
	Republic of Nigeria	6.125%	9/28/28	5,610	5,032
	Republic of Nigeria	8.375%	3/24/29	5,425	5,084
	Republic of Nigeria	7.143%	2/23/30	5,500	4,752
	Republic of Nigeria	8.747%	1/21/31	4,572	4,160
[2]	Republic of Nigeria	9.625%	6/9/31	2,900	2,722
	Republic of Nigeria	7.875%	2/16/32	7,000	5,980
	Republic of Nigeria	7.375%	9/28/33	6,053	4,872
[2]	Republic of Nigeria	10.375%	12/9/34	6,150	5,803
	Republic of Nigeria	10.375%	12/9/34	900	849
	Republic of Nigeria	7.696%	2/23/38	5,667	4,330
	Republic of Nigeria	7.625%	11/28/47	6,636	4,690
	Republic of Nigeria	9.248%	1/21/49	3,450	2,854
	Republic of Nigeria	8.250%	9/28/51	5,475	3,981
					61,480
Oman (1.8%)
	Oman Sovereign Sukuk Co.	4.875%	6/15/30	7,558	7,505
	Sultanate of Oman	4.750%	6/15/26	10,500	10,430
	Sultanate of Oman	5.375%	3/8/27	7,143	7,173
	Sultanate of Oman	6.750%	10/28/27	5,910	6,125
	Sultanate of Oman	5.625%	1/17/28	10,850	10,955
	Sultanate of Oman	6.000%	8/1/29	9,722	10,007
	Sultanate of Oman	6.250%	1/25/31	7,650	7,996
	Sultanate of Oman	7.375%	10/28/32	4,487	5,015
	Sultanate of Oman	6.500%	3/8/47	8,965	8,869
	Sultanate of Oman	6.750%	1/17/48	12,100	12,233
	Sultanate of Oman	7.000%	1/25/51	4,600	4,782
					91,090
Pakistan (0.3%)
	Islamic Republic of Pakistan	6.875%	12/5/27	6,750	5,915
	Islamic Republic of Pakistan	7.375%	4/8/31	6,325	4,974
	Islamic Republic of Pakistan	8.875%	4/8/51	3,420	2,436
	Pakistan Global Sukuk Programme Co. Ltd.	7.950%	1/31/29	4,466	3,918
					17,243
Panama (2.1%)
	Republic of Panama	8.875%	9/30/27	4,361	4,722
	Republic of Panama	3.875%	3/17/28	5,690	5,445
	Republic of Panama	9.375%	4/1/29	4,270	4,763
	Republic of Panama	3.160%	1/23/30	7,063	6,195
	Republic of Panama	7.500%	3/1/31	4,890	5,096
	Republic of Panama	2.252%	9/29/32	11,294	8,282
	Republic of Panama	3.298%	1/19/33	4,537	3,561
	Republic of Panama	6.400%	2/14/35	10,281	9,727
[3]	Republic of Panama	6.700%	1/26/36	9,045	8,722
	Republic of Panama	6.875%	1/31/36	4,350	4,210
9

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of Panama	8.000%	3/1/38	5,409	5,620
[3]	Republic of Panama	4.500%	5/15/47	5,191	3,408
[3]	Republic of Panama	4.500%	4/16/50	11,020	7,057
[3]	Republic of Panama	4.300%	4/29/53	7,615	4,646
	Republic of Panama	6.853%	3/28/54	6,220	5,370
	Republic of Panama	4.500%	4/1/56	10,949	6,694
	Republic of Panama	7.875%	3/1/57	3,376	3,271
[3]	Republic of Panama	3.870%	7/23/60	13,043	7,064
	Republic of Panama	4.500%	1/19/63	6,638	4,041
					107,894
Papua New Guinea (0.0%)
	Papua New Guinea	8.375%	10/4/28	2,200	2,143
Paraguay (0.5%)
[3]	Republic of Paraguay	4.950%	4/28/31	4,460	4,390
	Republic of Paraguay	2.739%	1/29/33	2,365	1,988
	Republic of Paraguay	3.849%	6/28/33	2,100	1,882
	Republic of Paraguay	5.850%	8/21/33	2,364	2,386
[3]	Republic of Paraguay	6.000%	2/9/36	2,180	2,194
	Republic of Paraguay	6.100%	8/11/44	4,530	4,267
	Republic of Paraguay	5.600%	3/13/48	2,360	2,063
[3]	Republic of Paraguay	5.400%	3/30/50	5,135	4,366
[2]	Republic of Paraguay	6.650%	3/4/55	2,800	2,771
					26,307
Peru (1.7%)
	Republic of Peru	4.125%	8/25/27	2,673	2,667
	Republic of Peru	2.844%	6/20/30	2,935	2,662
	Republic of Peru	2.783%	1/23/31	14,356	12,737
	Republic of Peru	1.862%	12/1/32	4,385	3,460
	Republic of Peru	8.750%	11/21/33	9,577	11,647
	Republic of Peru	3.000%	1/15/34	9,922	8,287
	Republic of Peru	5.375%	2/8/35	5,550	5,473
[3]	Republic of Peru	6.550%	3/14/37	5,266	5,594
	Republic of Peru	3.300%	3/11/41	5,775	4,209
	Republic of Peru	5.625%	11/18/50	11,221	10,515
	Republic of Peru	3.550%	3/10/51	7,744	5,236
	Republic of Peru	5.875%	8/8/54	7,760	7,370
	Republic of Peru	2.780%	12/1/60	8,936	4,756
	Republic of Peru	3.600%	1/15/72	4,421	2,699
	Republic of Peru	3.230%	7/28/21	4,393	2,335
					89,647
Philippines (3.2%)
	Republic of Philippines	3.229%	3/29/27	2,050	2,006
	Republic of Philippines	5.170%	10/13/27	2,350	2,392
	Republic of Philippines	3.000%	2/1/28	8,975	8,668
	Republic of Philippines	4.625%	7/17/28	2,225	2,244
	Republic of Philippines	3.750%	1/14/29	6,675	6,522
	Republic of Philippines	9.500%	2/2/30	9,114	11,026
	Republic of Philippines	4.375%	3/5/30	2,250	2,245
	Republic of Philippines	2.457%	5/5/30	4,400	4,011
	Republic of Philippines	7.750%	1/14/31	8,010	9,280
	Republic of Philippines	1.648%	6/10/31	5,625	4,740
	Republic of Philippines	1.950%	1/6/32	3,025	2,542
	Republic of Philippines	6.375%	1/15/32	4,555	4,927
	Republic of Philippines	3.556%	9/29/32	3,425	3,134
	Republic of Philippines	5.609%	4/13/33	3,350	3,480
	Republic of Philippines	5.000%	7/17/33	5,750	5,749
	Republic of Philippines	5.250%	5/14/34	4,550	4,614
	Republic of Philippines	6.375%	10/23/34	8,445	9,218
	Republic of Philippines	5.500%	2/4/35	5,650	5,823
	Republic of Philippines	4.750%	3/5/35	4,900	4,769
	Republic of Philippines	5.000%	1/13/37	5,705	5,596
	Republic of Philippines	3.950%	1/20/40	8,825	7,502
	Republic of Philippines	3.700%	3/1/41	8,675	6,951
	Republic of Philippines	3.700%	2/2/42	8,920	7,062
	Republic of Philippines	2.950%	5/5/45	5,950	4,033
	Republic of Philippines	2.650%	12/10/45	6,750	4,322
	Republic of Philippines	3.200%	7/6/46	10,025	6,987
	Republic of Philippines	4.200%	3/29/47	4,550	3,694
10

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of Philippines	5.950%	10/13/47	3,225	3,301
	Republic of Philippines	5.500%	1/17/48	5,450	5,265
	Republic of Philippines	5.600%	5/14/49	4,600	4,455
	Republic of Philippines	5.175%	9/5/49	4,100	3,753
	Republic of Philippines	5.900%	2/4/50	4,500	4,548
	ROP Sukuk Trust	5.045%	6/6/29	4,100	4,174
					169,033
Poland (2.3%)
	Bank Gospodarstwa Krajowego	5.375%	5/22/33	7,775	7,842
[2]	Bank Gospodarstwa Krajowego	5.750%	7/9/34	7,700	7,867
	Bank Gospodarstwa Krajowego	5.750%	7/9/34	200	204
[2]	Bank Gospodarstwa Krajowego	6.250%	7/9/54	7,175	7,142
	Bank Gospodarstwa Krajowego	6.250%	7/9/54	550	549
	Republic of Poland	5.500%	11/16/27	6,635	6,834
	Republic of Poland	4.625%	3/18/29	6,675	6,750
	Republic of Poland	4.875%	2/12/30	12,010	12,213
	Republic of Poland	5.750%	11/16/32	6,465	6,805
	Republic of Poland	4.875%	10/4/33	11,030	10,925
	Republic of Poland	5.125%	9/18/34	13,530	13,497
	Republic of Poland	5.375%	2/12/35	12,780	12,938
	Republic of Poland	5.500%	4/4/53	11,090	10,352
	Republic of Poland	5.500%	3/18/54	15,450	14,391
					118,309
Qatar (3.4%)
	State of Qatar	3.250%	6/2/26	16,242	16,053
	State of Qatar	4.500%	2/27/28	875	884
[2]	State of Qatar	4.500%	4/23/28	1,100	1,114
	State of Qatar	4.500%	4/23/28	14,535	14,732
	State of Qatar	4.000%	3/14/29	19,100	18,994
	State of Qatar	4.625%	5/29/29	3,900	3,955
	State of Qatar	3.750%	4/16/30	13,804	13,507
[2]	State of Qatar	9.750%	6/15/30	6,013	7,531
	State of Qatar	4.750%	5/29/34	7,125	7,249
[2]	State of Qatar	4.875%	2/27/35	8,200	8,371
[2]	State of Qatar	6.400%	1/20/40	4,530	5,084
[2]	State of Qatar	5.750%	1/20/42	4,400	4,650
	State of Qatar	4.625%	6/2/46	8,936	8,001
	State of Qatar	5.103%	4/23/48	26,795	25,281
	State of Qatar	4.817%	3/14/49	26,683	24,251
	State of Qatar	4.400%	4/16/50	22,038	18,656
					178,313
Romania (1.7%)
	Romania	3.000%	2/27/27	5,978	5,719
	Romania	5.250%	11/25/27	4,450	4,416
	Romania	6.625%	2/17/28	7,602	7,777
	Romania	5.875%	1/30/29	8,850	8,762
	Romania	3.000%	2/14/31	5,898	4,865
	Romania	3.625%	3/27/32	4,918	4,072
	Romania	7.125%	1/17/33	7,248	7,268
	Romania	6.375%	1/30/34	8,864	8,358
	Romania	6.000%	5/25/34	4,490	4,131
[2]	Romania	5.750%	3/24/35	9,256	8,196
[2]	Romania	7.500%	2/10/37	5,100	5,078
	Romania	7.500%	2/10/37	200	198
	Romania	6.125%	1/22/44	4,450	3,785
	Romania	5.125%	6/15/48	5,422	3,904
	Romania	4.000%	2/14/51	9,078	5,410
	Romania	7.625%	1/17/53	5,584	5,393
					87,332
Rwanda (0.0%)
	Republic of Rwanda	5.500%	8/9/31	2,700	2,115
Saudi Arabia (8.9%)
	Kingdom of Saudi Arabia	3.250%	10/26/26	23,003	22,653
	Kingdom of Saudi Arabia	2.500%	2/3/27	5,500	5,321
[2]	Kingdom of Saudi Arabia	5.125%	1/13/28	18,525	18,825
	Kingdom of Saudi Arabia	5.125%	1/13/28	3,750	3,810
	Kingdom of Saudi Arabia	4.750%	1/18/28	14,600	14,685
11

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kingdom of Saudi Arabia	3.625%	3/4/28	22,472	21,919
	Kingdom of Saudi Arabia	4.375%	4/16/29	17,975	17,859
	Kingdom of Saudi Arabia	4.750%	1/16/30	14,466	14,525
	Kingdom of Saudi Arabia	4.500%	4/17/30	13,292	13,193
	Kingdom of Saudi Arabia	3.250%	10/22/30	6,354	5,902
[2]	Kingdom of Saudi Arabia	5.375%	1/13/31	13,225	13,620
	Kingdom of Saudi Arabia	5.375%	1/13/31	800	824
	Kingdom of Saudi Arabia	2.750%	2/3/32	4,345	3,843
	Kingdom of Saudi Arabia	5.500%	10/25/32	11,100	11,499
	Kingdom of Saudi Arabia	2.250%	2/2/33	12,120	10,024
	Kingdom of Saudi Arabia	4.875%	7/18/33	15,213	15,090
	Kingdom of Saudi Arabia	5.000%	1/16/34	17,795	17,687
[2]	Kingdom of Saudi Arabia	5.625%	1/13/35	17,750	18,350
	Kingdom of Saudi Arabia	4.500%	10/26/46	28,625	23,164
	Kingdom of Saudi Arabia	4.625%	10/4/47	19,948	16,304
	Kingdom of Saudi Arabia	5.000%	4/17/49	15,274	13,084
	Kingdom of Saudi Arabia	5.250%	1/16/50	15,592	13,889
	Kingdom of Saudi Arabia	3.250%	11/17/51	5,540	3,460
	Kingdom of Saudi Arabia	5.000%	1/18/53	14,275	12,081
	Kingdom of Saudi Arabia	5.750%	1/16/54	21,632	20,404
	Kingdom of Saudi Arabia	3.750%	1/21/55	12,172	8,215
	Kingdom of Saudi Arabia	4.500%	4/22/60	13,400	10,288
	Kingdom of Saudi Arabia	3.450%	2/2/61	10,745	6,583
	KSA Sukuk Ltd.	3.628%	4/20/27	20,143	19,842
	KSA Sukuk Ltd.	5.250%	6/4/27	5,625	5,705
	KSA Sukuk Ltd.	5.268%	10/25/28	11,027	11,253
	KSA Sukuk Ltd.	4.303%	1/19/29	9,226	9,149
	KSA Sukuk Ltd.	4.274%	5/22/29	13,419	13,304
	KSA Sukuk Ltd.	2.969%	10/29/29	11,215	10,474
	KSA Sukuk Ltd.	5.250%	6/4/30	6,645	6,777
	KSA Sukuk Ltd.	2.250%	5/17/31	8,837	7,668
	KSA Sukuk Ltd.	4.511%	5/22/33	13,160	12,838
[2]	KSA Sukuk Ltd.	5.250%	6/4/34	7,400	7,577
	KSA Sukuk Ltd.	5.250%	6/4/34	2,600	2,660
					464,348
Senegal (0.2%)
[3]	Republic of Senegal	7.750%	6/10/31	4,525	3,533
[3]	Republic of Senegal	6.250%	5/23/33	4,975	3,442
[3]	Republic of Senegal	6.750%	3/13/48	4,500	2,717
					9,692
Serbia (0.4%)
	Republic of Serbia	6.250%	5/26/28	3,425	3,507
	Republic of Serbia	2.125%	12/1/30	4,895	4,070
	Republic of Serbia	6.500%	9/26/33	4,500	4,640
[2]	Republic of Serbia	6.000%	6/12/34	6,080	6,011
	Republic of Serbia	6.000%	6/12/34	725	716
					18,944
South Africa (1.5%)
	Republic of South Africa	4.850%	9/27/27	4,475	4,389
	Republic of South Africa	4.300%	10/12/28	9,100	8,596
	Republic of South Africa	4.850%	9/30/29	8,775	8,251
	Republic of South Africa	5.875%	6/22/30	6,239	6,043
	Republic of South Africa	5.875%	4/20/32	6,000	5,645
[2]	Republic of South Africa	7.100%	11/19/36	7,700	7,342
	Republic of South Africa	7.100%	11/19/36	900	855
	Republic of South Africa	6.250%	3/8/41	3,525	2,912
	Republic of South Africa	5.375%	7/24/44	5,100	3,676
	Republic of South Africa	5.000%	10/12/46	4,298	2,850
	Republic of South Africa	5.650%	9/27/47	6,835	4,880
	Republic of South Africa	6.300%	6/22/48	2,740	2,118
	Republic of South Africa	5.750%	9/30/49	13,340	9,523
	Republic of South Africa	7.300%	4/20/52	7,325	6,229
[2]	Republic of South Africa	7.950%	11/19/54	6,050	5,476
	Republic of South Africa	7.950%	11/19/54	200	181
					78,966
Sri Lanka (0.6%)
[2,3]	Republic of Sri Lanka	4.000%	4/15/28	5,150	4,750
[3]	Republic of Sri Lanka	4.000%	4/15/28	161	148
12

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,5]	Republic of Sri Lanka, 3.350% coupon rate effective 7/15/27	3.100%	1/15/30	4,789	3,895
[2,5]	Republic of Sri Lanka, 3.600% coupon rate effective 9/15/27	3.350%	3/15/33	8,848	6,271
[5]	Republic of Sri Lanka, 3.600% coupon rate effective 9/15/27	3.350%	3/15/33	630	446
[2,5]	Republic of Sri Lanka, 3.850% coupon rate effective 11/15/27	3.600%	5/15/36	4,203	2,879
[5]	Republic of Sri Lanka, 3.850% coupon rate effective 11/15/27	3.600%	5/15/36	290	199
[2,5]	Republic of Sri Lanka, 3.850% coupon rate effective 8/15/27	3.600%	2/15/38	8,269	5,706
[5]	Republic of Sri Lanka, 3.850% coupon rate effective 8/15/27	3.600%	2/15/38	580	400
[2,5]	Republic of Sri Lanka, 5.100% coupon rate effective 12/15/27	3.600%	6/15/35	5,944	3,808
[5]	Republic of Sri Lanka, 5.100% coupon rate effective 12/15/27	3.600%	6/15/35	630	404
					28,906
Suriname (0.1%)
	Republic of Suriname	7.950%	7/15/33	3,141	2,882
Trinidad & Tobago (0.2%)
	Republic of Trinidad & Tobago	4.500%	8/4/26	4,560	4,473
	Republic of Trinidad & Tobago	4.500%	6/26/30	2,040	1,849
	Republic of Trinidad & Tobago	5.950%	1/14/31	2,579	2,462
	Republic of Trinidad & Tobago	6.400%	6/26/34	3,460	3,278
					12,062
Turkiye (6.3%)
	Hazine Mustesarligi Varlik Kiralama A/S	5.125%	6/22/26	10,850	10,752
	Hazine Mustesarligi Varlik Kiralama A/S	7.250%	2/24/27	13,400	13,617
	Hazine Mustesarligi Varlik Kiralama A/S	8.509%	1/14/29	11,528	12,220
[2]	Hazine Mustesarligi Varlik Kiralama A/S	6.500%	4/26/30	10,000	9,909
	Hazine Mustesarligi Varlik Kiralama A/S	6.500%	4/26/30	1,075	1,062
	Republic of Turkiye	4.875%	10/9/26	13,374	13,200
	Republic of Turkiye	6.000%	3/25/27	14,246	14,227
	Republic of Turkiye	8.600%	9/24/27	8,950	9,410
	Republic of Turkiye	9.875%	1/15/28	15,535	16,792
	Republic of Turkiye	5.125%	2/17/28	9,075	8,766
	Republic of Turkiye	6.125%	10/24/28	12,428	12,258
	Republic of Turkiye	9.375%	3/14/29	10,375	11,206
	Republic of Turkiye	7.625%	4/26/29	13,125	13,392
	Republic of Turkiye	11.875%	1/15/30	6,862	8,279
	Republic of Turkiye	5.250%	3/13/30	9,024	8,340
	Republic of Turkiye	9.125%	7/13/30	11,070	12,011
	Republic of Turkiye	5.950%	1/15/31	9,945	9,300
	Republic of Turkiye	5.875%	6/26/31	7,900	7,316
	Republic of Turkiye	7.125%	2/12/32	11,000	10,734
	Republic of Turkiye	7.125%	7/17/32	7,700	7,496
	Republic of Turkiye	9.375%	1/19/33	12,175	13,365
	Republic of Turkiye	6.500%	9/20/33	6,705	6,222
	Republic of Turkiye	8.000%	2/14/34	6,669	6,891
	Republic of Turkiye	7.625%	5/15/34	13,375	13,327
	Republic of Turkiye	6.500%	1/3/35	15,433	14,118
	Republic of Turkiye	6.875%	3/17/36	12,174	11,363
	Republic of Turkiye	7.250%	3/5/38	4,315	4,194
	Republic of Turkiye	6.750%	5/30/40	8,780	7,738
	Republic of Turkiye	6.000%	1/14/41	13,240	10,499
	Republic of Turkiye	4.875%	4/16/43	13,500	9,086
	Republic of Turkiye	6.625%	2/17/45	13,450	10,932
	Republic of Turkiye	5.750%	5/11/47	15,545	11,205
					329,227
Ukraine (0.6%)
[5]	Ukraine, 3.000% coupon rate effective 2/1/27	0.000%	2/1/30	2,346	1,138
[5]	Ukraine, 3.000% coupon rate effective 2/1/27	0.000%	2/1/34	8,943	3,340
[2,5]	Ukraine, 3.000% coupon rate effective 2/1/27	0.000%	2/1/35	6,986	3,511
[5]	Ukraine, 3.000% coupon rate effective 2/1/27	0.000%	2/1/35	240	120
[2,5]	Ukraine, 3.000% coupon rate effective 2/1/27	0.000%	2/1/36	5,875	2,908
[5]	Ukraine, 3.000% coupon rate effective 2/1/27	0.000%	2/1/36	190	95
[5]	Ukraine, 4.500% coupon rate effective 8/1/25	1.750%	2/1/29	5,125	3,113
[5]	Ukraine, 4.500% coupon rate effective 8/1/25	1.750%	2/1/34	13,975	6,904
[2,5]	Ukraine, 4.500% coupon rate effective 8/1/25	1.750%	2/1/35	12,129	5,954
[5]	Ukraine, 4.500% coupon rate effective 8/1/25	1.750%	2/1/35	940	458
[2,5]	Ukraine, 4.500% coupon rate effective 8/1/25	1.750%	2/1/36	10,133	4,856
[5]	Ukraine, 4.500% coupon rate effective 8/1/25	1.750%	2/1/36	940	451
					32,848
13

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United Arab Emirates (4.9%)
	Dubai DOF Sukuk Ltd.	5.000%	4/30/29	5,830	5,966
	Dubai DOF Sukuk Ltd.	4.800%	5/21/29	800	814
	Dubai DOF Sukuk Ltd.	2.763%	9/9/30	7,225	6,584
	Emirate of Abu Dhabi	3.125%	5/3/26	11,617	11,490
	Emirate of Abu Dhabi	3.125%	10/11/27	18,525	18,138
	Emirate of Abu Dhabi	1.625%	6/2/28	8,907	8,254
	Emirate of Abu Dhabi	4.875%	4/30/29	7,600	7,802
	Emirate of Abu Dhabi	2.500%	9/30/29	13,560	12,675
	Emirate of Abu Dhabi	3.125%	4/16/30	13,475	12,882
	Emirate of Abu Dhabi	1.700%	3/2/31	6,650	5,786
	Emirate of Abu Dhabi	1.875%	9/15/31	7,600	6,568
	Emirate of Abu Dhabi	2.000%	10/19/31	4,160	3,622
	Emirate of Abu Dhabi	4.050%	7/7/32	7,800	7,645
	Emirate of Abu Dhabi	4.917%	9/25/33	6,855	7,070
	Emirate of Abu Dhabi	5.000%	4/30/34	6,850	7,130
[2]	Emirate of Abu Dhabi	4.857%	7/2/34	6,200	6,353
	Emirate of Abu Dhabi	4.857%	7/2/34	350	358
	Emirate of Abu Dhabi	2.875%	10/19/41	4,337	3,219
	Emirate of Abu Dhabi	4.125%	10/11/47	13,345	11,020
	Emirate of Abu Dhabi	3.125%	9/30/49	17,737	11,999
	Emirate of Abu Dhabi	3.875%	4/16/50	17,750	13,697
	Emirate of Abu Dhabi	3.000%	9/15/51	5,440	3,566
	Emirate of Abu Dhabi	4.951%	7/7/52	5,524	5,050
	Emirate of Abu Dhabi	5.500%	4/30/54	7,900	7,839
	Emirate of Abu Dhabi	3.250%	10/19/61	9,100	5,938
	Emirate of Abu Dhabi	2.700%	9/2/70	6,595	3,573
	Emirate of Dubai	5.250%	1/30/43	4,625	4,373
	Emirate of Dubai	3.900%	9/9/50	5,642	4,018
	Finance Department Government of Sharjah	6.500%	11/23/32	4,399	4,573
	Finance Department Government of Sharjah	3.625%	3/10/33	3,425	2,927
	Finance Department Government of Sharjah	6.125%	3/6/36	4,475	4,462
	Finance Department Government of Sharjah	4.000%	7/28/50	4,423	2,816
	Finance Department Government of Sharjah	4.375%	3/10/51	2,456	1,659
	RAK Capital	5.000%	3/12/35	4,500	4,571
	Sharjah Sukuk Program Ltd.	2.942%	6/10/27	4,215	4,040
	Sharjah Sukuk Program Ltd.	4.226%	3/14/28	5,525	5,405
	Sharjah Sukuk Program Ltd.	3.234%	10/23/29	4,436	4,110
	Sharjah Sukuk Program Ltd.	3.886%	4/4/30	3,375	3,187
	Sharjah Sukuk Program Ltd.	3.200%	7/13/31	3,200	2,846
	Sharjah Sukuk Program Ltd.	6.092%	3/19/34	4,200	4,357
[2]	Sharjah Sukuk Program Ltd.	5.433%	4/17/35	3,890	3,839
	Sharjah Sukuk Program Ltd.	5.433%	4/17/35	400	395
					252,616
Uruguay (1.5%)
[3]	Oriental Republic of Uruguay	4.375%	10/27/27	5,676	5,680
[3]	Oriental Republic of Uruguay	4.375%	1/23/31	9,284	9,185
	Oriental Republic of Uruguay	7.875%	1/15/33	3,740	4,389
[3]	Oriental Republic of Uruguay	5.750%	10/28/34	9,672	10,103
[3]	Oriental Republic of Uruguay	7.625%	3/21/36	4,706	5,559
[3]	Oriental Republic of Uruguay	5.442%	2/14/37	6,851	6,974
[3]	Oriental Republic of Uruguay	4.125%	11/20/45	3,275	2,754
[3]	Oriental Republic of Uruguay	5.100%	6/18/50	17,553	16,079
[3]	Oriental Republic of Uruguay	4.975%	4/20/55	11,509	10,122
[3]	Oriental Republic of Uruguay	5.250%	9/10/60	5,800	5,235
					76,080
Uzbekistan (0.3%)
	Republic of Uzbekistan	7.850%	10/12/28	2,950	3,116
	Republic of Uzbekistan	5.375%	2/20/29	2,125	2,068
	Republic of Uzbekistan	3.700%	11/25/30	2,584	2,222
	Republic of Uzbekistan	3.900%	10/19/31	2,859	2,424
[2]	Republic of Uzbekistan	6.900%	2/28/32	2,575	2,578
	Republic of Uzbekistan	6.900%	2/28/32	200	200
[2]	Republic of Uzbekistan	6.947%	5/25/32	1,925	1,927
	Republic of Uzbekistan	6.947%	5/25/32	200	200
					14,735
Zambia (0.2%)
	Republic of Zambia	0.500%	12/31/53	6,020	3,397
14

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Republic of Zambia, 7.500% coupon rate effective 6/30/31	5.750%	6/30/33	6,151	5,323
					8,720
Total Sovereign Bonds (Cost $4,637,617)					4,371,734
				Shares
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[7]	Vanguard Market Liquidity Fund (Cost $39,453)	4.350%		394,569	39,453
Total Investments (99.0%) (Cost $5,469,885)					5,142,594
Other Assets and Liabilities—Net (1.0%)					54,525
Net Assets (100.0%)					5,197,119
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $110 have been segregated as initial margin for open futures contracts.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2025, the aggregate value was $360,119, representing 6.9% of net assets.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2025.
5	Step bond.
6	Non-income-producing security—security in default.
7	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GMTN—Global Medium Term Note.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	June 2025	53	5,787	80

Short Futures Contracts
Long U.S. Treasury Bond	June 2025	(14)	(1,633)	(7)
Ultra Long U.S. Treasury Bond	June 2025	(9)	(1,089)	34
				27
				107

See accompanying Notes, which are an integral part of the Financial Statements.
15

Emerging Markets Government Bond Index Fund
Statement of Assets and Liabilities
As of April 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $5,430,432)	5,103,141
Affiliated Issuers (Cost $39,453)	39,453
Total Investments in Securities	5,142,594
Investment in Vanguard	150
Cash Collateral Received for ETF Capital Activity	11,578
Foreign Currency, at Value (Cost $8)	8
Receivables for Investment Securities Sold	34,473
Receivables for Accrued Income	68,325
Receivables for Capital Shares Issued	1,191
Variation Margin Receivable—Futures Contracts	19
Total Assets	5,258,338
Liabilities
Due to Custodian	13
Payables for Investment Securities Purchased	49,103
Collateral for ETF Capital Activity	11,578
Payables for Capital Shares Redeemed	32
Payables for Distributions	177
Payables to Vanguard	316
Total Liabilities	61,219
Net Assets	5,197,119
At April 30, 2025, net assets consisted of:

Paid-in Capital	5,933,578
Total Distributable Earnings (Loss)	(736,459)
Net Assets	5,197,119

ETF Shares—Net Assets
Applicable to 75,493,093 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,807,792
Net Asset Value Per Share—ETF Shares	$63.69

Admiral™ Shares—Net Assets
Applicable to 9,503,018 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	151,654
Net Asset Value Per Share—Admiral Shares	$15.96

Institutional Shares—Net Assets
Applicable to 9,286,445 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	237,673
Net Asset Value Per Share—Institutional Shares	$25.59

See accompanying Notes, which are an integral part of the Financial Statements.
16

Emerging Markets Government Bond Index Fund
Statement of Operations

Six Months Ended April 30, 2025
($000)
Investment Income
Income
Interest[1]	177,542
Total Income	177,542
Expenses
The Vanguard Group—Note B
Investment Advisory Services	242
Management and Administrative—ETF Shares	3,199
Management and Administrative—Admiral Shares	134
Management and Administrative—Institutional Shares	150
Marketing and Distribution—ETF Shares	171
Marketing and Distribution—Admiral Shares	5
Marketing and Distribution—Institutional Shares	5
Custodian Fees	55
Shareholders’ Reports and Proxy Fees—ETF Shares	723
Shareholders’ Reports and Proxy Fees—Admiral Shares	2
Shareholders’ Reports and Proxy Fees—Institutional Shares	—
Trustees’ Fees and Expenses	1
Other Expenses	23
Total Expenses	4,710
Net Investment Income	172,832
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	(6,953)
Futures Contracts	(176)
Foreign Currencies	—
Realized Net Gain (Loss)	(7,129)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(72,060)
Futures Contracts	(25)
Change in Unrealized Appreciation (Depreciation)	(72,085)
Net Increase (Decrease) in Net Assets Resulting from Operations	93,618
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $444, ($2), and $2, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $33,378 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
17

Emerging Markets Government Bond Index Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2025	Year Ended October 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	172,832	294,376
Realized Net Gain (Loss)	(7,129)	(115,234)
Change in Unrealized Appreciation (Depreciation)	(72,085)	536,991
Net Increase (Decrease) in Net Assets Resulting from Operations	93,618	716,133
Distributions
ETF Shares	(166,338)	(263,353)
Admiral Shares	(4,899)	(9,149)
Institutional Shares	(7,247)	(8,321)
Total Distributions	(178,484)	(280,823)
Capital Share Transactions
ETF Shares	(590,935)	1,847,269
Admiral Shares	(503)	(10,121)
Institutional Shares	32,456	86,050
Net Increase (Decrease) from Capital Share Transactions	(558,982)	1,923,198
Total Increase (Decrease)	(643,848)	2,358,508
Net Assets
Beginning of Period	5,840,967	3,482,459
End of Period	5,197,119	5,840,967

See accompanying Notes, which are an integral part of the Financial Statements.
18

Emerging Markets Government Bond Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$64.61	$57.98	$57.55	$78.02	$78.01	$80.38
Investment Operations
Net Investment Income[1]	2.045	3.860	3.407	3.170	3.190	3.551
Net Realized and Unrealized Gain (Loss) on Investments[2]	(.881)	6.486	.484	(20.455)	(.036)	(2.322)
Total from Investment Operations	1.164	10.346	3.891	(17.285)	3.154	1.229
Distributions
Dividends from Net Investment Income	(2.084)	(3.716)	(3.461)	(3.185)	(3.144)	(3.599)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.084)	(3.716)	(3.461)	(3.185)	(3.144)	(3.599)
Net Asset Value, End of Period	$63.69	$64.61	$57.98	$57.55	$78.02	$78.01
Total Return	1.82%	18.21%	6.62%	-22.68%	4.06%	1.65%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,808	$5,478	$3,223	$2,582	$3,024	$1,853
Ratio of Total Expenses to Average Net Assets	0.18%	0.20%[3]	0.20%[3]	0.20%[3]	0.20%	0.25%
Ratio of Net Investment Income to Average Net Assets	6.45%	6.09%	5.58%	4.73%	4.02%	4.55%
Portfolio Turnover Rate[4]	12%	24%	17%	17%	16%	21%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes increases from purchase fees of $.00, $.00, $.02, $.02, $.00, and $.00.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.20%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
19

Emerging Markets Government Bond Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$16.18	$14.53	$14.42	$19.58	$19.58	$20.16
Investment Operations
Net Investment Income[1]	.514	.966	.856	.798	.806	.897
Net Realized and Unrealized Gain (Loss) on Investments	(.218)	1.632	.127	(5.149)	(.015)	(.586)
Total from Investment Operations	.296	2.598	.983	(4.351)	.791	.311
Distributions
Dividends from Net Investment Income	(.516)	(.948)	(.873)	(.809)	(.791)	(.891)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.516)	(.948)	(.873)	(.809)	(.791)	(.891)
Net Asset Value, End of Period	$15.96	$16.18	$14.53	$14.42	$19.58	$19.58
Total Return[2]	1.84%	18.16%	6.65%	-22.67%	4.04%	1.66%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$152	$154	$148	$156	$242	$243
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%[3]	0.20%[3]	0.20%[3]	0.20%	0.25%
Ratio of Net Investment Income to Average Net Assets	6.43%	6.07%	5.57%	4.69%	4.03%	4.57%
Portfolio Turnover Rate[4]	12%	24%	17%	17%	16%	21%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.20%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
20

Emerging Markets Government Bond Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$25.96	$23.30	$23.13	$31.41	$31.40	$32.33
Investment Operations
Net Investment Income[1]	.828	1.566	1.381	1.286	1.298	1.443
Net Realized and Unrealized Gain (Loss) on Investments	(.365)	2.619	.196	(8.261)	(.014)	(.938)
Total from Investment Operations	.463	4.185	1.577	(6.975)	1.284	.505
Distributions
Dividends from Net Investment Income	(.833)	(1.525)	(1.407)	(1.305)	(1.274)	(1.435)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.833)	(1.525)	(1.407)	(1.305)	(1.274)	(1.435)
Net Asset Value, End of Period	$25.59	$25.96	$23.30	$23.13	$31.41	$31.40
Total Return[2]	1.80%	18.25%	6.64%	-22.66%	4.10%	1.68%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$238	$208	$112	$54	$45	$42
Ratio of Total Expenses to Average Net Assets	0.15%	0.18%[3]	0.18%[3]	0.18%[3]	0.18%	0.23%
Ratio of Net Investment Income to Average Net Assets	6.47%	6.12%	5.60%	4.79%	4.05%	4.59%
Portfolio Turnover Rate[4]	12%	24%	17%	17%	16%	21%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.18%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
21

Emerging Markets Government Bond Index Fund
Notes to Financial Statements
Vanguard Emerging Markets Government Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2025, the fund’s average investments in long and short futures contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Collateral for ETF Capital Activity: When an authorized participant fails to deliver one or more of the securities within a designated basket (in the case of a subscription), fails to deliver the fund ETF Shares (in the case of a redemption), or is required by the fund, prior to settlement, to accommodate the trading of foreign securities in local markets (in the case of redemption for an international equity ETF), the fund may require the authorized participant to deliver and maintain cash collateral in accordance with the authorized participant agreement. The fund may invest the collateral in short-term debt instruments or U.S. Treasury securities, or maintain the balance as cash. Daily market fluctuations could cause the value of the missing securities or fund ETF Shares to be more or less than the value of the collateral received; when this occurs the collateral is adjusted. The fund earns interest income from investments and/or custody fee offsets from the cash balance. The fund records an asset (cash or investment, as applicable) and a corresponding liability for the return of the collateral in the Statement of Assets and Liabilities. Interest income and custody fee offsets earned on the investment of collateral are included in the Statement of Operations.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
22

Emerging Markets Government Bond Index Fund
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2025, the fund had contributed to Vanguard capital in the amount of $150,000, representing less than 0.01% of the fund’s net assets and 0.06% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	12,486	—	12,486
Corporate Bonds	—	718,921	—	718,921
Sovereign Bonds	—	4,371,734	—	4,371,734
Temporary Cash Investments	39,453	—	—	39,453
Total	39,453	5,103,141	—	5,142,594
Derivative Financial Instruments
Assets
Futures Contracts[1]	114	—	—	114
Liabilities
Futures Contracts[1]	(7)	—	—	(7)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
23

Emerging Markets Government Bond Index Fund
D.	As of April 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,478,949
Gross Unrealized Appreciation	72,611
Gross Unrealized Depreciation	(408,859)
Net Unrealized Appreciation (Depreciation)	(336,248)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2024, the fund had available capital losses totaling $418,772,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended April 30, 2025, the fund purchased $470,985,000 of investment securities and sold $476,349,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $187,545,000 and $175,223,000, respectively. In addition, the fund purchased and sold investment securities of $285,732,000 and $870,220,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
F.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2025		Year Ended October 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued[1]	295,423	4,605	2,158,866	34,202
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(886,358)	(13,900)	(311,597)	(5,000)
Net Increase (Decrease)—ETF Shares	(590,935)	(9,295)	1,847,269	29,202
Admiral Shares
Issued[1]	14,497	898	16,609	1,038
Issued in Lieu of Cash Distributions	3,796	236	7,006	440
Redeemed	(18,796)	(1,170)	(33,736)	(2,126)
Net Increase (Decrease)—Admiral Shares	(503)	(36)	(10,121)	(648)
Institutional Shares
Issued[1]	35,796	1,390	92,857	3,512
Issued in Lieu of Cash Distributions	7,247	280	8,321	324
Redeemed	(10,587)	(414)	(15,128)	(604)
Net Increase (Decrease)—Institutional Shares	32,456	1,256	86,050	3,232
1	Includes purchase fees for fiscal 2025 and 2024 of $359 and $836, respectively (fund totals).
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s
24

Emerging Markets Government Bond Index Fund
daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q11202 062025
25

Financial Statements
For the six-months ended April 30, 2025
Vanguard Global Minimum Volatility Fund

Contents
Financial Statements	1

Global Minimum Volatility Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.9%)
Australia (3.1%)
	Wesfarmers Ltd.	278,824	13,968
	Medibank Pvt Ltd.	3,664,133	10,900
	Brambles Ltd.	817,133	10,738
	CSL Ltd.	40,350	6,477
	Insurance Australia Group Ltd.	1,170,507	6,148
	CAR Group Ltd.	216,225	4,615
	Coles Group Ltd.	245,117	3,329
	Santos Ltd.	832,154	3,199
	Origin Energy Ltd.	452,336	3,083
	Washington H Soul Pattinson & Co. Ltd.	56,854	1,353
	Aurizon Holdings Ltd.	654,689	1,282
	SEEK Ltd.	40,539	552
			65,644
Belgium (0.2%)
*	Argenx SE	3,235	2,091
	Colruyt Group NV	40,419	1,944
			4,035
Brazil (1.3%)
	Itau Unibanco Holding SA ADR	3,499,958	22,085
	Ambev SA ADR	901,632	2,281
	Petroleo Brasileiro SA ADR	204,659	2,161
[1]	Suzano SA ADR	124,852	1,106
			27,633
Canada (4.5%)
	Dollarama Inc.	172,689	21,308
[2]	Hydro One Ltd.	507,688	19,533
	Intact Financial Corp.	84,672	18,805
	Pembina Pipeline Corp.	464,573	17,759
	TMX Group Ltd.	136,158	5,518
	Fortis Inc. (XTSE)	99,554	4,930
	Keyera Corp.	133,004	4,128
	Waste Connections Inc.	18,538	3,661
	Enbridge Inc.	30,351	1,419
			97,061
China (1.3%)
	Sinopharm Group Co. Ltd. Class H	2,883,600	6,796
[1]	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	1,384,000	4,980
[2]	Fuyao Glass Industry Group Co. Ltd. Class H	672,800	4,758
	ZTO Express Cayman Inc.	166,750	3,106
[1,2]	Hua Hong Semiconductor Ltd.	632,000	2,890
	Beijing Enterprises Holdings Ltd.	486,500	1,974
	China Resources Gas Group Ltd.	530,600	1,482
	BYD Co. Ltd. Class H	22,500	1,069
	Yum China Holdings Inc.	22,700	1,060
	Hengan International Group Co. Ltd.	184,000	496
			28,611
Denmark (0.1%)
	Tryg A/S	111,348	2,656
Finland (0.4%)
	Sampo OYJ Class A (XHEL)	815,902	8,174
France (4.1%)
	Orange SA	1,735,805	25,183
	Danone SA	276,801	23,818
	Sanofi SA	136,633	14,947
	Engie SA (XPAR)	507,213	10,483
	EssilorLuxottica SA	23,006	6,629
1

Global Minimum Volatility Fund
		Shares	Market Value• ($000)
	Sodexo SA (XPAR)	40,381	2,563
	Klepierre SA	59,763	2,188
	TotalEnergies SE	27,011	1,538
			87,349
Germany (1.7%)
	SAP SE	30,120	8,813
	Deutsche Telekom AG (Registered)	229,154	8,231
[2]	Scout24 SE	50,635	6,034
	Beiersdorf AG	28,602	4,030
	Deutsche Boerse AG	12,400	3,994
	E.ON SE	191,557	3,350
	Allianz SE (Registered)	3,332	1,378
			35,830
Hong Kong (0.8%)
	CLP Holdings Ltd.	1,099,105	9,371
	Power Assets Holdings Ltd.	773,270	5,114
	ASMPT Ltd.	215,800	1,452
	Hang Seng Bank Ltd.	55,600	776
[2]	Samsonite Group SA	421,200	755
			17,468
India (4.3%)
	ICICI Bank Ltd. ADR	938,911	31,510
	Dr Reddy's Laboratories Ltd. ADR	1,609,594	22,406
	HDFC Bank Ltd. ADR	271,207	19,714
	Infosys Ltd. ADR	1,000,131	17,602
			91,232
Indonesia (0.1%)
	Telkom Indonesia Persero Tbk PT ADR	135,171	2,113
Israel (0.2%)
	Israel Discount Bank Ltd. Class A	178,098	1,330
	Elbit Systems Ltd.	1,871	719
	Bank Hapoalim BM	36,646	538
	Phoenix Financial Ltd.	24,305	479
*	Tower Semiconductor Ltd.	12,036	440
			3,506
Italy (0.7%)
	Eni SpA	986,320	14,126
	Terna - Rete Elettrica Nazionale	159,711	1,588
			15,714
Japan (2.6%)
	Softbank Corp.	14,355,600	21,724
[1]	McDonald's Holdings Co. Japan Ltd.	146,900	6,211
	Kyushu Railway Co.	219,400	5,678
	Toho Co. Ltd.	67,400	3,848
	Kagome Co. Ltd.	151,500	3,118
	Skylark Holdings Co. Ltd.	138,500	2,874
	Canon Inc.	82,100	2,534
	Yamada Holdings Co. Ltd.	643,000	2,072
	LY Corp.	402,900	1,524
	MOS Food Services Inc.	49,900	1,294
	Seiko Epson Corp.	83,700	1,161
	Oracle Corp. Japan	7,600	914
	East Japan Railway Co.	35,100	761
	Hirose Electric Co. Ltd.	5,100	577
	Zenkoku Hosho Co. Ltd.	20,000	434
			54,724
Mexico (0.4%)
	America Movil SAB de CV ADR	305,084	5,260
	Fomento Economico Mexicano SAB de CV ADR	37,760	3,976
			9,236
Netherlands (0.7%)
	Koninklijke KPN NV	2,405,506	11,190
	Wolters Kluwer NV	13,526	2,388
	ASM International NV	2,953	1,443
			15,021
2

Global Minimum Volatility Fund
		Shares	Market Value• ($000)
Norway (0.4%)
	Orkla ASA	313,004	3,491
	Equinor ASA	131,201	2,970
	Telenor ASA	60,995	916
	DNB Bank ASA	18,142	453
			7,830
Singapore (0.6%)
	Oversea-Chinese Banking Corp. Ltd.	560,561	6,937
	Singapore Exchange Ltd.	510,426	5,615
	United Overseas Bank Ltd.	51,900	1,379
			13,931
South Korea (1.3%)
	KT&G Corp.	157,100	12,680
	NAVER Corp.	31,686	4,458
	HMM Co. Ltd.	317,780	4,090
	Douzone Bizon Co. Ltd.	63,541	2,726
	Kakao Corp.	40,804	1,096
	LG Uplus Corp.	71,165	601
	HYBE Co. Ltd.	2,808	529
	LEENO Industrial Inc.	19,660	499
	Samsung SDS Co. Ltd.	5,514	497
	Industrial Bank of Korea	44,494	480
	WONIK IPS Co. Ltd.	27,849	444
	Ahnlab Inc.	6,844	323
			28,423
Spain (0.9%)
	Bankinter SA	815,105	9,495
	CaixaBank SA	678,773	5,202
	Redeia Corp. SA	62,571	1,312
	Iberdrola SA (XMAD)	58,358	1,052
	Indra Sistemas SA	23,882	762
	Logista Integral SA	18,859	645
			18,468
Sweden (0.4%)
	Essity AB Class B	101,539	2,936
	Tele2 AB Class B	176,872	2,610
	Telia Co. AB	615,579	2,312
			7,858
Switzerland (3.3%)
	Swisscom AG (Registered)	51,524	34,360
	Novartis AG (Registered)	165,348	18,859
	Kuehne & Nagel International AG (Registered)	44,731	10,301
[2]	Galenica AG	32,533	3,408
*,1	Banque Cantonale Vaudoise (Registered)	17,241	2,122
	Logitech International SA (Registered)	14,967	1,137
	Zurich Insurance Group AG	1,570	1,114
			71,301
Taiwan (3.2%)
[1]	United Microelectronics Corp. ADR	4,743,496	33,394
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	99,197	16,535
	ASE Technology Holding Co. Ltd. ADR	1,537,032	13,419
	Chunghwa Telecom Co. Ltd. ADR	114,346	4,624
			67,972
United Kingdom (5.7%)
	Compass Group plc	907,281	30,589
	Shell plc (XLON)	821,383	26,507
	Pearson plc	945,567	15,159
	Sage Group plc	712,769	11,817
	Unilever plc (XLON)	155,050	9,872
	GSK plc	395,740	7,829
	Haleon plc	1,459,146	7,342
	BAE Systems plc	228,342	5,293
	AstraZeneca plc	31,205	4,471
[2]	Auto Trader Group plc	201,780	2,267
			121,146
3

Global Minimum Volatility Fund
		Shares	Market Value• ($000)
United States (56.6%)
	Cencora Inc.	114,613	33,544
	Republic Services Inc.	133,600	33,500
	Progressive Corp.	118,226	33,309
	Coca-Cola Co.	444,558	32,253
*	Boston Scientific Corp.	309,831	31,872
[3]	Amdocs Ltd.	355,459	31,487
[3]	McDonald's Corp.	98,137	31,370
[3]	Johnson & Johnson	199,833	31,236
	Waste Management Inc.	133,263	31,098
	Motorola Solutions Inc.	70,157	30,896
[3,4]	Cisco Systems Inc.	520,959	30,075
	AptarGroup Inc.	199,248	29,877
	International Business Machines Corp.	121,009	29,262
[3]	General Mills Inc.	511,535	29,025
[3]	Church & Dwight Co. Inc.	291,280	28,936
	McKesson Corp.	38,620	27,528
*	O'Reilly Automotive Inc.	19,397	27,451
	Williams Cos. Inc.	440,044	25,773
	Lockheed Martin Corp.	53,630	25,622
[3]	Colgate-Palmolive Co.	264,060	24,344
	Cboe Global Markets Inc.	103,244	22,900
	Northrop Grumman Corp.	46,934	22,833
	Apple Inc.	105,414	22,400
[3]	Southern Co.	239,827	22,038
	Chemed Corp.	35,736	20,781
[3]	White Mountains Insurance Group Ltd.	11,516	20,354
[3]	Merck & Co. Inc.	237,497	20,235
	Consolidated Edison Inc.	169,012	19,056
	Texas Instruments Inc.	116,792	18,693
	NewMarket Corp.	27,016	16,623
*,3	VeriSign Inc.	57,853	16,321
*	FTI Consulting Inc.	97,239	16,169
[3]	CME Group Inc.	58,070	16,090
	RTX Corp.	124,654	15,723
	Roper Technologies Inc.	25,127	14,073
	Dolby Laboratories Inc. Class A	181,994	13,975
	IDACORP Inc.	110,497	13,049
[3]	Atmos Energy Corp.	80,602	12,947
	Omega Healthcare Investors Inc.	326,572	12,753
	Fox Corp. Class A	240,122	11,956
	T-Mobile US Inc.	43,912	10,844
	Cheniere Energy Inc.	44,145	10,202
[3]	Aon plc Class A (XNYS)	28,388	10,072
	Microsoft Corp.	24,796	9,801
*	CCC Intelligent Solutions Holdings Inc.	1,057,594	9,793
[3]	Fox Corp. Class B	209,417	9,683
	General Dynamics Corp.	34,574	9,408
[3]	Flowers Foods Inc.	512,782	9,020
[3]	Abbott Laboratories	68,228	8,921
	Duke Energy Corp.	64,978	7,929
[3]	Procter & Gamble Co.	48,627	7,905
	Kimberly-Clark Corp.	59,065	7,784
[3]	Chevron Corp.	57,014	7,757
*	Kirby Corp.	79,506	7,662
[3]	Exxon Mobil Corp.	64,737	6,838
*,3	Check Point Software Technologies Ltd.	30,147	6,619
	TXNM Energy Inc.	120,551	6,413
	Ryan Specialty Holdings Inc.	95,841	6,279
	TJX Cos. Inc.	48,200	6,202
	Silgan Holdings Inc.	109,912	5,677
*	Madison Square Garden Sports Corp.	29,384	5,658
[3]	AbbVie Inc.	28,413	5,543
*	Commvault Systems Inc.	31,106	5,199
[3]	W R Berkley Corp.	68,481	4,909
	Progress Software Corp.	79,546	4,770
	FirstEnergy Corp.	108,594	4,657
[3]	Alphabet Inc. Class C	28,507	4,586
*,3	Berkshire Hathaway Inc. Class B	7,065	3,767
	UnitedHealth Group Inc.	9,024	3,713
4

Global Minimum Volatility Fund
		Shares	Market Value• ($000)
	Murphy USA Inc.	7,355	3,667
*	Merit Medical Systems Inc.	35,836	3,385
*	Hologic Inc.	53,948	3,140
	NetApp Inc.	34,209	3,070
[3]	Becton Dickinson & Co.	13,722	2,842
	CMS Energy Corp.	35,273	2,598
	Linde plc	5,481	2,484
	Matson Inc.	21,164	2,309
	RLI Corp.	30,654	2,269
[3]	Alphabet Inc. Class A	13,916	2,210
*	Tyler Technologies Inc.	3,772	2,049
*	Coupang Inc.	87,155	2,037
*	Laureate Education Inc.	99,408	1,995
	Quest Diagnostics Inc.	10,199	1,818
	Marsh & McLennan Cos. Inc.	7,565	1,706
	InterDigital Inc.	8,215	1,651
*	Cirrus Logic Inc.	16,936	1,627
	Loews Corp.	18,331	1,592
*	Yelp Inc.	39,637	1,390
	Unum Group	17,025	1,322
*	Prestige Consumer Healthcare Inc.	16,181	1,314
	Visa Inc. Class A	2,887	997
	Commerce Bancshares Inc.	14,711	894
	Chubb Ltd.	2,996	857
	Meta Platforms Inc. Class A	1,392	764
*	Box Inc. Class A	20,985	655
	PepsiCo Inc.	4,465	605
*	HealthEquity Inc.	6,673	572
*	Innoviva Inc.	28,426	531
	Reynolds Consumer Products Inc.	20,614	474
*	Teledyne Technologies Inc.	863	402
			1,208,264
Total Common Stocks (Cost $1,635,973)			2,111,200
Preferred Stocks (0.2%)
	Henkel AG & Co. KGaA Preference Shares	44,368	3,446
	Samsung Electronics Co. Ltd. Preference Shares	31,414	1,037
Total Preferred Stocks (Cost $4,999)			4,483
Temporary Cash Investments (4.1%)
Money Market Fund (4.1%)
[5,6]	Vanguard Market Liquidity Fund, 4.350% (Cost $86,283)	862,932	86,284
Total Investments (103.2%) (Cost $1,727,255)			2,201,967
Other Assets and Liabilities—Net (-3.2%)			(67,647)
Net Assets (100%)			2,134,320
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $41,870.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2025, the aggregate value was $39,645, representing 1.9% of net assets.
3	Securities with a value of $54,209 have been segregated as collateral for open forward currency contracts.
4	Securities with a value of $1,660 have been segregated as initial margin for open futures contracts.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $46,851 was received for securities on loan, of which $46,263 is held in Vanguard Market Liquidity Fund and $588 is held in cash.
ADR—American Depositary Receipt.
5

Global Minimum Volatility Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2025	43	12,012	350
Euro Stoxx 50 Index	June 2025	32	1,851	(120)
Topix Index	June 2025	9	1,677	24
				254

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
BNP Paribas	5/15/25	CAD	7,695	USD	5,412	174	—
State Street Bank & Trust Co.	5/15/25	CHF	1,978	USD	2,300	101	—
UBS AG	5/15/25	EUR	9,392	USD	10,311	338	—
BNP Paribas	5/15/25	EUR	8,259	USD	9,054	312	—
State Street Bank & Trust Co.	5/15/25	GBP	9,982	USD	12,772	531	—
Royal Bank of Canada	5/15/25	HKD	32,179	USD	4,145	5	—
BNP Paribas	5/15/25	INR	442,787	USD	5,142	86	—
State Street Bank & Trust Co.	5/15/25	TWD	136,018	USD	4,127	131	—
State Street Bank & Trust Co.	5/15/25	USD	59,723	AUD	98,710	—	(3,515)
Citibank, N.A.	5/15/25	USD	23,049	BRL	138,152	—	(1,201)
State Street Bank & Trust Co.	5/15/25	USD	1,198	BRL	7,072	—	(43)
State Street Bank & Trust Co.	5/15/25	USD	93,911	CAD	133,490	—	(2,995)
Citibank, N.A.	5/15/25	USD	5,535	CAD	7,628	—	(3)
BNP Paribas	5/15/25	USD	72,484	CHF	61,948	—	(2,711)
Toronto-Dominion Bank	5/15/25	USD	2,603	DKK	17,673	—	(82)
Royal Bank of Canada	5/15/25	USD	189,386	EUR	172,612	—	(6,339)
Citibank, N.A.	5/15/25	USD	14,540	EUR	12,766	63	—
State Street Bank & Trust Co.	5/15/25	USD	126,512	GBP	98,831	—	(5,204)
State Street Bank & Trust Co.	5/15/25	USD	6,524	GBP	4,883	16	—
BNP Paribas	5/15/25	USD	50,350	HKD	390,874	—	(58)
Barclays Bank plc	5/16/25	USD	2,760	IDR	46,808,552	—	(67)
UBS AG	5/15/25	USD	3,192	ILS	12,073	—	(126)
Citibank, N.A.	5/15/25	USD	85,660	INR	7,380,841	—	(1,480)
State Street Bank & Trust Co.	5/15/25	USD	11,061	INR	948,032	—	(131)
BNP Paribas	5/15/25	USD	48,807	JPY	7,133,459	—	(1,170)
Toronto-Dominion Bank	5/15/25	USD	3,312	JPY	486,038	—	(93)
Citibank, N.A.	5/15/25	USD	26,769	KRW	39,137,346	—	(734)
Barclays Bank plc	5/15/25	USD	1,281	KRW	1,867,398	—	(31)
State Street Bank & Trust Co.	5/15/25	USD	7,484	MXN	156,364	—	(473)
Deutsche Bank AG	5/15/25	USD	7,900	NOK	86,276	—	(393)
Toronto-Dominion Bank	5/15/25	USD	6,917	SEK	69,562	—	(287)
BNP Paribas	5/15/25	USD	13,925	SGD	18,729	—	(427)
6

Global Minimum Volatility Fund
Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Citibank, N.A.	5/15/25	USD	64,358	TWD	2,124,151	—	(2,142)
Royal Bank of Canada	5/15/25	USD	5,285	TWD	170,190	—	(44)
						1,757	(29,749)
AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
IDR—Indonesian rupiah.
ILS—Israeli shekel.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
MXN—Mexican peso.
NOK—Norwegian krone.
SEK—Swedish krona.
SGD—Singapore dollar.
TWD—Taiwanese dollar.
USD—U.S. dollar.
At April 30, 2025, the counterparties had deposited in segregated accounts securities with a value of $456 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
7

Global Minimum Volatility Fund
Statement of Assets and Liabilities
As of April 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $1,640,972)	2,115,683
Affiliated Issuers (Cost $86,283)	86,284
Total Investments in Securities	2,201,967
Investment in Vanguard	58
Cash	588
Foreign Currency, at Value (Cost $2,003)	1,985
Receivables for Investment Securities Sold	597
Receivables for Accrued Income	4,264
Receivables for Capital Shares Issued	1,110
Variation Margin Receivable—Futures Contracts	18
Unrealized Appreciation—Forward Currency Contracts	1,757
Total Assets	2,212,344
Liabilities
Due to Custodian	556
Payables for Investment Securities Purchased	101
Collateral for Securities on Loan	46,851
Payables for Capital Shares Redeemed	605
Payables to Vanguard	162
Unrealized Depreciation—Forward Currency Contracts	29,749
Total Liabilities	78,024
Net Assets	2,134,320
1 Includes $41,870 of securities on loan.
At April 30, 2025, net assets consisted of:

Paid-in Capital	1,563,143
Total Distributable Earnings (Loss)	571,177
Net Assets	2,134,320

Investor Shares—Net Assets
Applicable to 14,349,043 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	233,700
Net Asset Value Per Share—Investor Shares	$16.29

Admiral™ Shares—Net Assets
Applicable to 58,349,030 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,900,620
Net Asset Value Per Share—Admiral Shares	$32.57

See accompanying Notes, which are an integral part of the Financial Statements.
8

Global Minimum Volatility Fund
Statement of Operations

Six Months Ended April 30, 2025
($000)
Investment Income
Income
Dividends[1]	24,634
Interest[2]	323
Securities Lending—Net	520
Total Income	25,477
Expenses
The Vanguard Group—Note B
Investment Advisory Services	781
Management and Administrative—Investor Shares	123
Management and Administrative—Admiral Shares	440
Marketing and Distribution—Investor Shares	6
Marketing and Distribution—Admiral Shares	45
Custodian Fees	80
Shareholders’ Reports and Proxy Fees—Investor Shares	10
Shareholders’ Reports and Proxy Fees—Admiral Shares	15
Trustees’ Fees and Expenses	1
Other Expenses	18
Total Expenses	1,519
Net Investment Income	23,958
Realized Net Gain (Loss)
Investment Securities Sold[2]	96,468
Futures Contracts	(1,310)
Forward Currency Contracts	24,948
Foreign Currencies	(186)
Realized Net Gain (Loss)	119,920
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	8,694
Futures Contracts	439
Forward Currency Contracts	(40,604)
Foreign Currencies	165
Change in Unrealized Appreciation (Depreciation)	(31,306)
Net Increase (Decrease) in Net Assets Resulting from Operations	112,572
1	Dividends are net of foreign withholding taxes of $1,255.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $312, ($3), and ($1), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
9

Global Minimum Volatility Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2025	Year Ended October 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	23,958	41,764
Realized Net Gain (Loss)	119,920	41,085
Change in Unrealized Appreciation (Depreciation)	(31,306)	297,954
Net Increase (Decrease) in Net Assets Resulting from Operations	112,572	380,803
Distributions
Investor Shares	(7,996)	(6,489)
Admiral Shares	(67,215)	(52,399)
Total Distributions	(75,211)	(58,888)
Capital Share Transactions
Investor Shares	9,154	(22,531)
Admiral Shares	28,229	(90,183)
Net Increase (Decrease) from Capital Share Transactions	37,383	(112,714)
Total Increase (Decrease)	74,744	209,201
Net Assets
Beginning of Period	2,059,576	1,850,375
End of Period	2,134,320	2,059,576

See accompanying Notes, which are an integral part of the Financial Statements.
10

Global Minimum Volatility Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$16.02	$13.61	$13.72	$14.83	$12.77	$14.71
Investment Operations
Net Investment Income[1]	.179	.305	.407	.347	.252	.293
Net Realized and Unrealized Gain (Loss) on Investments	.671	2.535	.150	(.952)	2.085	(1.571)
Total from Investment Operations	.850	2.840	.557	(.605)	2.337	(1.278)
Distributions
Dividends from Net Investment Income	(.295)	(.430)	(.344)	(.505)	(.277)	(.397)
Distributions from Realized Capital Gains	(.285)	—	(.323)	—	—	(.265)
Total Distributions	(.580)	(.430)	(.667)	(.505)	(.277)	(.662)
Net Asset Value, End of Period	$16.29	$16.02	$13.61	$13.72	$14.83	$12.77
Total Return[2]	5.53%	21.35%	4.05%	-4.28%	18.51%	-9.22%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$234	$221	$208	$260	$301	$338
Ratio of Total Expenses to Average Net Assets	0.21%	0.21%	0.21%[3]	0.21%[3]	0.21%	0.21%
Ratio of Net Investment Income to Average Net Assets	2.22%	2.02%	2.96%	2.46%	1.77%	2.16%
Portfolio Turnover Rate	28%	35%	45%	51%[4]	24%	58%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.21%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
11

Global Minimum Volatility Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$32.04	$27.23	$27.44	$29.67	$25.56	$29.45
Investment Operations
Net Investment Income[1]	.369	.632	.832	.712	.520	.608
Net Realized and Unrealized Gain (Loss) on Investments	1.342	5.059	.310	(1.910)	4.177	(3.155)
Total from Investment Operations	1.711	5.691	1.142	(1.198)	4.697	(2.547)
Distributions
Dividends from Net Investment Income	(.611)	(.881)	(.706)	(1.032)	(.587)	(.812)
Distributions from Realized Capital Gains	(.570)	—	(.646)	—	—	(.531)
Total Distributions	(1.181)	(.881)	(1.352)	(1.032)	(.587)	(1.343)
Net Asset Value, End of Period	$32.57	$32.04	$27.23	$27.44	$29.67	$25.56
Total Return[2]	5.57%	21.40%	4.15%	-4.24%	18.60%	-9.18%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,901	$1,839	$1,642	$1,816	$2,449	$2,824
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%	0.14%[3]	0.14%[3]	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	2.29%	2.09%	3.03%	2.52%	1.83%	2.26%
Portfolio Turnover Rate	28%	35%	45%	51%[4]	24%	58%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.14%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
12

Global Minimum Volatility Fund
Notes to Financial Statements
Vanguard Global Minimum Volatility Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2025, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended April 30, 2025, the fund’s average investment in forward currency contracts represented 45% of net assets, based on the average of the notional amounts at each quarter-end during the period.
The following table summarizes the fund’s derivative assets and liabilities by counterparty for derivatives subject to arrangements that provide for offsetting assets and liabilities. Exchange traded derivatives are listed separately.
13

Global Minimum Volatility Fund
	Assets Reflected in Statement of Assets and Liabilities[1] ($000)	Liabilities Reflected in Statement of Assets and Liabilities[1] ($000)	Net Amount Receivable (Payable) ($000)	Amounts Not Offset in the Statement of Assets and Liabilities		Net Exposure[3] (Not Less Than $0) ($000)
				Collateral Pledged[2] ($000)	Collateral Received[2] ($000)
Derivatives Subject to Offsetting Arrangements, by Counterparty
Barclays Bank plc	—	(98)	(98)	184	—	—
BNP Paribas	572	(4,366)	(3,794)	7,451	—	—
Citibank, N.A.	63	(5,560)	(5,497)	8,411	—	—
Deutsche Bank AG	—	(393)	(393)	877	—	—
Royal Bank of Canada	5	(6,383)	(6,378)	13,797	—	—
State Street Bank & Trust Co.	779	(12,361)	(11,582)	22,730	—	—
Toronto-Dominion Bank	—	(462)	(462)	759	—	—
UBS AG	338	(126)	212	—	456	—
Exchange-Traded Futures Contracts	18	—	18	1,660	—	—
Total	1,775	(29,749)	(27,974)	55,869	456	—
1  Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
2  Securities or other assets pledged as collateral are noted in the Schedule of Investments and Statement of Assets and Liabilities. Securities or other assets received as collateral are held in a segregated account and not included in the fund’s security holdings in the Schedule of Investments.
3  Net Exposure represents the net amount receivable from the counterparty in the event of default. Counterparties are not required to exchange collateral if amount is below a specified minimum transfer amount.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
14

Global Minimum Volatility Fund
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2025, the fund had contributed to Vanguard capital in the amount of $58,000, representing less than 0.01% of the fund’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	1,342,194	—	—	1,342,194
Common Stocks—Other	161,317	607,689	—	769,006
Preferred Stocks	—	4,483	—	4,483
Temporary Cash Investments	86,284	—	—	86,284
Total	1,589,795	612,172	—	2,201,967
Derivative Financial Instruments
Assets
Futures Contracts[1]	374	—	—	374
Forward Currency Contracts	—	1,757	—	1,757
Total	374	1,757	—	2,131
Liabilities
Futures Contracts[1]	(120)	—	—	(120)
Forward Currency Contracts	—	(29,749)	—	(29,749)
Total	(120)	(29,749)	—	(29,869)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
15

Global Minimum Volatility Fund
D.	At April 30, 2025, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	374	—	374
Unrealized Appreciation—Forward Currency Contracts	—	1,757	1,757
Total Assets	374	1,757	2,131

Unrealized Depreciation—Futures Contracts[1]	(120)	—	(120)
Unrealized Depreciation—Forward Currency Contracts	—	(29,749)	(29,749)
Total Liabilities	(120)	(29,749)	(29,869)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2025, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	(1,310)	—	(1,310)
Forward Currency Contracts	—	24,948	24,948
Realized Net Gain (Loss) on Derivatives	(1,310)	24,948	23,638
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	439	—	439
Forward Currency Contracts	—	(40,604)	(40,604)
Change in Unrealized Appreciation (Depreciation) on Derivatives	439	(40,604)	(40,165)
E.	As of April 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,727,845
Gross Unrealized Appreciation	518,769
Gross Unrealized Depreciation	(72,385)
Net Unrealized Appreciation (Depreciation)	446,384
F.	During the six months ended April 30, 2025, the fund purchased $582,647,000 of investment securities and sold $610,326,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended April 30, 2025, such purchases were $2,206,000 and sales were $10,027,000, resulting in net realized loss of $1,234,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2025		Year Ended October 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	28,143	1,761	28,843	1,915
Issued in Lieu of Cash Distributions	7,321	478	5,970	430
Redeemed	(26,310)	(1,660)	(57,344)	(3,841)
Net Increase (Decrease)—Investor Shares	9,154	579	(22,531)	(1,496)
16

Global Minimum Volatility Fund
	Six Months Ended April 30, 2025		Year Ended October 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	105,326	3,320	94,554	3,143
Issued in Lieu of Cash Distributions	60,170	1,964	46,733	1,685
Redeemed	(137,267)	(4,325)	(231,470)	(7,749)
Net Increase (Decrease)—Admiral Shares	28,229	959	(90,183)	(2,921)
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q11942 062025
17

Financial Statements
For the six-months ended April 30, 2025
Vanguard International Dividend Index Funds
Vanguard International Dividend Appreciation Index Fund
Vanguard International High Dividend Yield Index Fund

Contents
International Dividend Appreciation Index Fund	1
International High Dividend Yield Index Fund	19

International Dividend Appreciation Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.0%)
Australia (1.6%)
	Northern Star Resources Ltd.	2,353,991	28,916
	Computershare Ltd. (XASX)	944,167	24,672
	CAR Group Ltd.	640,715	13,676
	Sonic Healthcare Ltd.	814,623	13,602
	Pro Medicus Ltd.	92,301	13,534
	Washington H Soul Pattinson & Co. Ltd.	423,571	10,082
	Technology One Ltd.	511,013	9,864
	Steadfast Group Ltd.	1,876,143	7,050
	AUB Group Ltd.	198,164	4,046
	Brickworks Ltd.	149,660	2,411
			127,853
Belgium (0.7%)
	UCB SA	204,707	37,531
[1]	Elia Group SA	71,692	7,773
	Sofina SA	26,166	7,310
	Lotus Bakeries NV	691	6,644
			59,258
Brazil (0.0%)
	Raia Drogasil SA	7,833	27
Canada (15.8%)
	Royal Bank of Canada	2,400,539	288,131
	Brookfield Corp.	2,487,111	133,610
	Canadian National Railway Co.	938,269	90,866
	Waste Connections Inc.	437,945	86,493
	Alimentation Couche-Tard Inc.	1,319,457	68,873
	Intact Financial Corp.	302,664	67,218
	National Bank of Canada	663,680	58,290
	Dollarama Inc.	470,470	58,049
	Franco-Nevada Corp.	326,839	56,167
	Fortis Inc. (XTSE)	847,711	41,980
	Loblaw Cos. Ltd.	240,002	38,962
	Restaurant Brands International Inc.	550,562	35,475
	Brookfield Asset Management Ltd. Class A (XTSE)	639,340	34,114
	Metro Inc.	341,438	26,312
[2]	Hydro One Ltd.	538,676	20,725
	TMX Group Ltd.	471,776	19,119
	Imperial Oil Ltd.	267,704	18,057
	George Weston Ltd.	90,244	17,583
	Stantec Inc.	193,420	16,977
	CCL Industries Inc. Class B	248,948	13,009
	FirstService Corp.	70,749	12,417
[1]	Open Text Corp.	448,474	12,141
	Toromont Industries Ltd.	138,169	11,690
	TFI International Inc.	134,283	10,916
	Empire Co. Ltd. Class A	232,199	8,624
	Saputo Inc.	416,670	8,130
	Finning International Inc.	230,083	6,494
	Parkland Corp.	233,222	5,875
	Boyd Group Services Inc.	36,519	5,245
	Stella-Jones Inc.	94,609	4,639
	Premium Brands Holdings Corp.	63,188	3,593
[1]	goeasy Ltd.	22,345	2,523
	Maple Leaf Foods Inc.	127,026	2,325
	Badger Infrastructure Solutions Ltd.	58,914	1,679
[2]	Jamieson Wellness Inc.	70,896	1,643
	Enghouse Systems Ltd.	73,234	1,331
	Savaria Corp.	101,143	1,274
	StorageVault Canada Inc.	385,738	1,055

International Dividend Appreciation Index Fund
		Shares	Market Value• ($000)
	ADENTRA Inc.	38,743	759
			1,292,363
China (0.9%)
	Kweichow Moutai Co. Ltd. Class A	170,571	36,340
	Wuliangye Yibin Co. Ltd. Class A	527,205	9,344
[2]	CGN Power Co. Ltd. Class H	18,898,000	6,016
	NAURA Technology Group Co. Ltd. Class A	72,600	4,515
	China National Nuclear Power Co. Ltd. Class A	2,796,400	3,555
	Luzhou Laojiao Co. Ltd. Class A	199,296	3,396
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	4,138,400	3,046
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	81,800	2,311
	China Overseas Property Holdings Ltd.	1,930,000	1,340
	Jiangsu King's Luck Brewery JSC Ltd. Class A	167,200	1,091
	Yealink Network Technology Corp. Ltd. Class A	168,100	769
	Thunder Software Technology Co. Ltd. Class A	62,800	483
	Guangdong Hongda Holdings Group Co. Ltd. Class A	104,500	440
	JCHX Mining Management Co. Ltd. Class A	82,300	419
	Zhejiang Dingli Machinery Co. Ltd. Class A	69,100	414
	Weaver Network Technology Co. Ltd. Class A	36,400	360
	Lao Feng Xiang Co. Ltd. Class A	44,800	296
	Southern Publishing & Media Co. Ltd. Class A	123,100	280
	Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	203,600	265
	Valiant Co. Ltd. Class A	132,700	199
	Dian Diagnostics Group Co. Ltd. Class A	87,600	169
	Rianlon Corp. Class A	27,800	108
	China Testing & Certification International Group Co. Ltd. Class A	99,600	85
	Chinasoft International Ltd.	8,000	5
			75,246
Denmark (4.0%)
	Novo Nordisk A/S Class B	3,501,202	234,096
	DSV A/S	334,674	70,937
	Coloplast A/S Class B	210,373	23,806
			328,839
Finland (0.1%)
	Huhtamaki OYJ	162,411	5,979
	Revenio Group OYJ	37,619	1,177
			7,156
France (5.1%)
	Schneider Electric SE	918,495	214,603
	Sanofi SA	1,870,042	204,567
			419,170
Germany (6.1%)
	SAP SE	1,119,836	327,652
	Deutsche Boerse AG	319,591	102,938
	Symrise AG	225,298	25,984
	Brenntag SE	217,909	14,553
	Nemetschek SE	95,962	12,752
	Bechtle AG	138,955	5,928
	Atoss Software SE	13,428	2,019
	FUCHS SE	43,706	1,680
	Cewe Stiftung & Co. KGaA	8,891	1,028
	Adesso SE	5,682	631
			495,165
Hong Kong (1.7%)
	AIA Group Ltd.	18,320,360	137,273
India (5.5%)
	Reliance Industries Ltd.	11,715,042	194,520
	Infosys Ltd.	6,132,386	108,408
	Hindustan Unilever Ltd.	1,515,430	42,073
	ITC Ltd.	5,095,084	25,654
	Asian Paints Ltd.	765,298	21,979
	Persistent Systems Ltd.	179,939	11,324
	Pidilite Industries Ltd.	259,037	9,312
	Sundaram Finance Ltd.	114,974	7,173
	Mphasis Ltd.	193,534	5,652
	Tata Elxsi Ltd.	59,295	4,051

International Dividend Appreciation Index Fund
		Shares	Market Value• ($000)
	KEI Industries Ltd.	103,629	3,756
	Berger Paints India Ltd.	493,756	3,175
*	ITC Hotels Ltd.	846,712	1,949
	CRISIL Ltd.	34,636	1,826
	Grindwell Norton Ltd.	78,783	1,575
	ZF Commercial Vehicle Control Systems India Ltd.	10,561	1,567
	Honeywell Automation India Ltd.	3,729	1,524
	Kirloskar Pneumatic Co. Ltd.	66,208	885
	Caplin Point Laboratories Ltd.	37,943	844
	FIEM Industries Ltd.	17,054	290
	Balaji Amines Ltd.	18,043	270
			447,807
Indonesia (0.6%)
	Bank Central Asia Tbk PT	87,875,800	46,723
Ireland (0.3%)
	Kerry Group plc Class A	250,297	26,497
Italy (0.4%)
	Recordati Industria Chimica e Farmaceutica SpA	187,637	11,072
	Buzzi SpA	147,096	7,708
	Interpump Group SpA	140,035	4,803
[1]	DiaSorin SpA	41,602	4,754
			28,337
Japan (27.3%)
	Sony Group Corp.	10,438,500	275,397
	Mitsubishi UFJ Financial Group Inc.	20,482,200	258,058
	Hitachi Ltd.	7,774,700	192,156
	Sumitomo Mitsui Financial Group Inc.	6,660,500	158,901
	Tokio Marine Holdings Inc.	3,357,200	134,564
	Mitsubishi Corp.	6,826,100	129,604
	Fujitsu Ltd.	2,917,300	64,809
	Chugai Pharmaceutical Co. Ltd.	1,082,900	62,385
	Seven & i Holdings Co. Ltd.	4,065,902	59,853
	Sompo Holdings Inc.	1,680,600	55,075
	Nippon Telegraph & Telephone Corp.	50,650,243	52,943
	Terumo Corp.	2,511,752	48,077
	Murata Manufacturing Co. Ltd.	3,097,500	44,129
	FUJIFILM Holdings Corp.	2,110,200	43,222
	Asahi Group Holdings Ltd.	2,579,029	35,648
	TDK Corp.	3,298,100	35,195
	Kao Corp.	790,000	33,829
	Sumitomo Realty & Development Co. Ltd.	807,600	30,080
	Nomura Research Institute Ltd.	749,400	28,378
	Pan Pacific International Holdings Corp.	904,864	27,858
	Sekisui House Ltd.	1,121,900	25,793
	Shionogi & Co. Ltd.	1,372,700	23,062
	Nitto Denko Corp.	1,198,400	21,064
	Unicharm Corp.	2,179,085	20,233
	Obic Co. Ltd.	557,300	19,512
	NTT Data Group Corp.	975,367	19,371
	Capcom Co. Ltd.	569,600	16,490
	Hulic Co. Ltd.	1,109,475	11,602
	Nippon Sanso Holdings Corp.	359,700	11,512
	Chiba Bank Ltd.	1,218,400	10,833
	Hikari Tsushin Inc.	38,900	10,790
	MEIJI Holdings Co. Ltd.	438,500	10,781
	Yakult Honsha Co. Ltd.	515,800	10,596
	TIS Inc.	343,960	9,928
	MonotaRO Co. Ltd.	417,067	8,021
	Kobe Bussan Co. Ltd.	255,200	7,799
	Azbil Corp.	821,960	7,078
	Oracle Corp. Japan	56,500	6,792
	Kyowa Kirin Co. Ltd.	417,300	6,516
	SCSK Corp.	248,700	6,505
	Tokyo Tatemono Co. Ltd.	355,400	6,372
	Kurita Water Industries Ltd.	180,900	5,989
	Lion Corp.	482,434	5,913
	Nomura Real Estate Holdings Inc.	924,700	5,500

International Dividend Appreciation Index Fund
		Shares	Market Value• ($000)
	Nisshin Seifun Group Inc.	420,900	5,430
	Air Water Inc.	390,600	5,326
	Open House Group Co. Ltd.	111,300	4,935
	GMO Payment Gateway Inc.	75,100	4,704
	Alfresa Holdings Corp.	310,600	4,689
	Yamaguchi Financial Group Inc.	364,967	4,312
	Rinnai Corp.	191,952	4,299
	Goldwin Inc.	71,400	4,094
	Zenkoku Hosho Co. Ltd.	180,600	3,918
	EXEO Group Inc.	333,100	3,890
	Sundrug Co. Ltd.	116,524	3,883
	Hisamitsu Pharmaceutical Co. Inc.	125,400	3,805
	Nippon Gas Co. Ltd.	192,467	3,550
	Kandenko Co. Ltd.	178,034	3,529
	Kobayashi Pharmaceutical Co. Ltd.	91,420	3,488
	Nichias Corp.	101,200	3,405
	Tokyo Century Corp.	322,100	3,392
	Fuyo General Lease Co. Ltd.	121,000	3,376
	Yaoko Co. Ltd.	46,300	3,101
	Welcia Holdings Co. Ltd.	171,101	3,017
	Maruwa Co. Ltd.	14,200	2,920
	Kusuri no Aoki Holdings Co. Ltd.	118,600	2,825
	SHO-BOND Holdings Co. Ltd.	76,984	2,763
	Morinaga & Co. Ltd.	146,000	2,603
	Japan Elevator Service Holdings Co. Ltd.	115,100	2,488
	Nojima Corp.	117,600	2,114
	Mizuho Leasing Co. Ltd.	286,335	2,110
	Rakus Co. Ltd.	138,800	2,109
	Ship Healthcare Holdings Inc.	144,467	2,096
	Organo Corp.	43,200	2,068
	Takeuchi Manufacturing Co. Ltd.	63,900	2,000
	Fujitsu General Ltd.	101,400	1,990
	TS Tech Co. Ltd.	167,000	1,888
	Dentsu Soken Inc.	41,900	1,835
	Kato Sangyo Co. Ltd.	52,400	1,833
	Pilot Corp.	65,400	1,825
	DTS Corp.	63,700	1,812
	Kissei Pharmaceutical Co. Ltd.	67,900	1,782
	Heiwa Real Estate Co. Ltd.	52,500	1,730
	TKC Corp.	56,300	1,587
	Valor Holdings Co. Ltd.	82,512	1,444
	Fujimi Inc.	105,911	1,386
	Raito Kogyo Co. Ltd.	74,200	1,380
	PALTAC Corp.	49,354	1,369
	Tokyo Steel Manufacturing Co. Ltd.	116,100	1,313
	Yokogawa Bridge Holdings Corp.	70,400	1,290
	Maruzen Showa Unyu Co. Ltd.	29,900	1,257
	Yellow Hat Ltd.	130,200	1,241
	SMS Co. Ltd.	124,460	1,153
	Funai Soken Holdings Inc.	71,100	1,137
	Okinawa Cellular Telephone Co.	38,067	1,129
	Mani Inc.	139,300	1,122
	Takara Standard Co. Ltd.	88,267	1,116
	MCJ Co. Ltd.	117,800	1,101
	Nextage Co. Ltd.	87,862	1,095
	Kohnan Shoji Co. Ltd.	41,400	1,091
	Komeri Co. Ltd.	49,467	1,054
	Sumitomo Densetsu Co. Ltd.	28,300	1,040
	Hogy Medical Co. Ltd.	35,200	1,007
	AZ-COM MARUWA Holdings Inc.	108,400	1,003
	Create SD Holdings Co. Ltd.	46,300	986
	Future Corp.	76,947	970
	Zuken Inc.	26,500	958
	Elecom Co. Ltd.	79,732	935
	JCU Corp.	41,500	916
	Totech Corp.	49,700	902
[1]	Nomura Micro Science Co. Ltd.	53,600	879
	Tsurumi Manufacturing Co. Ltd.	36,567	849
	Kameda Seika Co. Ltd.	29,600	821
	Keihanshin Building Co. Ltd.	73,300	772

International Dividend Appreciation Index Fund
		Shares	Market Value• ($000)
	Matsuda Sangyo Co. Ltd.	29,900	761
	eGuarantee Inc.	61,200	759
	Sekisui Jushi Corp.	54,600	714
	Senshu Electric Co. Ltd.	22,300	687
	Shin-Etsu Polymer Co. Ltd.	66,434	681
	Shizuoka Gas Co. Ltd.	77,700	640
	Mitsubishi Research Institute Inc.	20,000	628
	S Foods Inc.	32,100	606
	Retail Partners Co. Ltd.	61,300	589
[1]	Osaka Organic Chemical Industry Ltd.	33,700	568
	Nippon Parking Development Co. Ltd.	329,300	549
	SBS Holdings Inc.	26,800	538
	Insource Co. Ltd.	81,800	524
	Aoyama Zaisan Networks Co. Ltd.	37,300	505
	Avant Group Corp.	40,034	499
	G-Tekt Corp.	43,300	497
	Belluna Co. Ltd.	71,700	491
	RS Technologies Co. Ltd.	25,600	477
[1]	Celsys Inc.	52,334	476
	Siix Corp.	63,700	469
	Transaction Co. Ltd.	25,534	454
	JSB Co. Ltd.	17,400	443
	Digital Information Technologies Corp.	22,300	381
	FULLCAST Holdings Co. Ltd.	33,100	371
	Intage Holdings Inc.	30,500	359
	Lacto Japan Co. Ltd.	14,200	350
	Strike Co. Ltd.	16,200	333
	G-7 Holdings Inc.	33,300	333
[1]	Value HR Co. Ltd.	29,400	322
	MarkLines Co. Ltd.	19,751	316
	Loadstar Capital KK	17,400	309
	Densan System Holdings Co. Ltd.	15,867	277
	GSI Creos Corp.	20,400	275
[1]	NJS Co. Ltd.	9,500	275
	YAKUODO Holdings Co. Ltd.	19,067	271
	Charm Care Corp. KK	29,400	260
	Creek & River Co. Ltd.	20,300	220
	Elan Corp.	42,100	212
			2,230,869
Malaysia (0.0%)
	PPB Group Bhd.	1,201,800	3,463
Mexico (0.3%)
	America Movil SAB de CV Series B	32,047,756	27,651
Netherlands (0.9%)
	Wolters Kluwer NV	404,794	71,470
New Zealand (0.4%)
	Fisher & Paykel Healthcare Corp. Ltd.	994,521	20,062
	EBOS Group Ltd.	270,541	5,888
	Summerset Group Holdings Ltd.	408,429	2,614
			28,564
Norway (0.1%)
*	TOMRA Systems ASA	397,414	6,270
Philippines (0.1%)
	International Container Terminal Services Inc.	1,374,130	8,404
Saudi Arabia (0.0%)
	Mouwasat Medical Services Co.	159,371	3,085
South Korea (0.0%)
	Chong Kun Dang Pharmaceutical Corp.	11,418	654
[1]	Kyung Dong Navien Co. Ltd.	9,983	511
	JW Pharmaceutical Corp.	22,960	360
	NAVER Corp.	1,029	145
			1,670

International Dividend Appreciation Index Fund
		Shares	Market Value• ($000)
Sweden (1.8%)
	Assa Abloy AB Class B	1,683,432	51,099
	Hexagon AB Class B	3,480,366	33,873
*,2	Evolution AB	320,022	22,169
	Lifco AB Class B	360,106	13,941
	AAK AB	307,536	8,043
	Fortnox AB	819,178	7,418
	Wihlborgs Fastigheter AB	454,238	4,711
[2]	Bravida Holding AB	346,505	3,302
	Catena AB	69,331	3,264
	Svolder AB Class B	170,019	1,006
			148,826
Switzerland (16.4%)
	Nestle SA (Registered)	3,217,441	342,456
	Novartis AG (Registered)	2,835,387	323,396
	Roche Holding AG	896,172	293,036
	Sika AG (Registered)	272,399	68,075
	Givaudan SA (Registered)	13,479	65,028
	Partners Group Holding AG	37,165	48,696
	Geberit AG (Registered)	56,728	39,297
[1]	Sandoz Group AG	746,782	32,391
	Chocoladefabriken Lindt & Spruengli AG	1,720	25,067
	Chocoladefabriken Lindt & Spruengli AG (Registered)	175	24,788
	Logitech International SA (Registered)	263,801	20,046
	PSP Swiss Property AG (Registered)	78,022	13,893
	Roche Holding AG (Bearer)	36,768	12,791
	Temenos AG (Registered)	106,033	7,595
	Siegfried Holding AG (Registered)	63,552	7,566
	DKSH Holding AG	60,940	4,489
	Tecan Group AG (Registered)	21,777	4,241
	Emmi AG (Registered)	3,645	3,586
	ALSO Holding AG (Registered)	9,599	2,932
			1,339,369
Taiwan (0.3%)
[1]	Wistron Corp.	4,915,000	15,771
	Lotes Co. Ltd.	155,000	6,095
	Sinbon Electronics Co. Ltd.	370,000	2,578
	Chief Telecom Inc.	58,000	784
	Universal Vision Biotechnology Co. Ltd.	79,000	442
			25,670
Turkiye (0.0%)
	Borusan Yatirim ve Pazarlama A/S	11,917	659
	Jantsa Jant Sanayi Ve Ticaret A/S	17,450	10
			669
United Kingdom (8.6%)
	RELX plc	3,152,353	172,040
	London Stock Exchange Group plc	784,857	122,211
	BAE Systems plc	5,105,023	118,348
	Diageo plc	3,777,252	106,067
	Ashtead Group plc	739,021	39,562
	Sage Group plc	1,693,568	28,077
	Halma plc	644,225	23,779
	Bunzl plc	559,739	17,589
	Diploma plc	227,841	12,090
	DCC plc	167,613	10,955
	Spirax Group plc	125,192	9,867
	Croda International plc	236,927	9,352
	Hikma Pharmaceuticals plc	263,659	6,987
	Cranswick plc	91,972	6,365
	Drax Group plc	618,147	5,099
	Softcat plc	226,921	5,068
	Spectris plc	167,999	4,497
	Chemring Group plc	464,084	2,479
	Clarkson plc	45,367	1,994
	Hilton Food Group plc	140,607	1,673

International Dividend Appreciation Index Fund
		Shares	Market Value• ($000)
	GB Group plc	400,819	1,314
			705,413
Total Common Stocks (Cost $6,742,815)			8,093,107
Preferred Stocks (0.1%)
	FUCHS SE Preference Shares	111,436	5,588
	Grupo De Inversiones Suramericana SA Preference Shares	190,214	1,696
Total Preferred Stocks (Cost $6,394)			7,284
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[3,4]	Vanguard Market Liquidity Fund, 4.350% (Cost $42,671)	426,751	42,671
Total Investments (99.6%) (Cost $6,791,880)			8,143,062
Other Assets and Liabilities—Net (0.4%)			31,774
Net Assets (100%)			8,174,836
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $32,788.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2025, the aggregate value was $53,855, representing 0.7% of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $35,127 was received for securities on loan, of which $35,124 is held in Vanguard Market Liquidity Fund and $3 is held in cash.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2025	20	5,587	(62)
MSCI Emerging Markets Index	June 2025	113	6,272	(80)
MSCI EAFE Index	June 2025	439	54,759	455
				313

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
JPMorgan Chase Bank, N.A.	6/18/25	DKK	25,969	USD	3,825	129	—
BNP Paribas	6/18/25	INR	453,164	USD	5,186	150	—
Bank of America, N.A.	6/18/25	INR	78,344	USD	893	29	—
Toronto-Dominion Bank	6/18/25	USD	89	AUD	141	—	(2)
BNP Paribas	6/18/25	USD	13,148	CHF	11,432	—	(786)
State Street Bank & Trust Co.	6/18/25	USD	3,449	CHF	2,784	54	—
Toronto-Dominion Bank	6/18/25	USD	5,087	DKK	34,896	—	(227)
BNP Paribas	6/18/25	USD	1,637	EUR	1,502	—	(70)
State Street Bank & Trust Co.	6/18/25	USD	1,875	GBP	1,448	—	(55)
UBS AG	6/18/25	USD	1,563	HKD	12,121	—	(1)
JPMorgan Chase Bank, N.A.	6/18/25	USD	3,864	INR	334,381	—	(73)
Toronto-Dominion Bank	6/18/25	USD	15,415	JPY	2,296,551	—	(735)

International Dividend Appreciation Index Fund
Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
State Street Bank & Trust Co.	6/18/25	USD	4,073	JPY	596,117	—	(119)
BNP Paribas	6/18/25	USD	19,121	TWD	607,872	—	(10)
						362	(2,078)
AUD—Australian dollar.
CHF—Swiss franc.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
TWD—Taiwanese dollar.
USD—U.S. dollar.
At April 30, 2025, the counterparties had deposited in segregated accounts securities with a value of $33 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

International Dividend Appreciation Index Fund
Statement of Assets and Liabilities
As of April 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $6,749,209)	8,100,391
Affiliated Issuers (Cost $42,671)	42,671
Total Investments in Securities	8,143,062
Investment in Vanguard	213
Cash	3
Cash Collateral Pledged—Futures Contracts	2,875
Cash Collateral Pledged—Forward Currency Contracts	2,280
Cash Collateral Received for ETF Capital Activity	5,037
Foreign Currency, at Value (Cost $4,906)	4,627
Receivables for Investment Securities Sold	34,914
Receivables for Accrued Income	54,377
Receivables for Capital Shares Issued	96
Unrealized Appreciation—Forward Currency Contracts	362
Total Assets	8,247,846
Liabilities
Due to Custodian	9,881
Payables for Investment Securities Purchased	14,899
Collateral for Securities on Loan	35,127
Collateral for ETF Capital Activity	5,037
Payables for Capital Shares Redeemed	25
Payables to Vanguard	385
Variation Margin Payable—Futures Contracts	42
Unrealized Depreciation—Forward Currency Contracts	2,078
Deferred Foreign Capital Gains Taxes	5,536
Total Liabilities	73,010
Net Assets	8,174,836
1 Includes $32,788 of securities on loan.
At April 30, 2025, net assets consisted of:

Paid-in Capital	7,009,143
Total Distributable Earnings (Loss)	1,165,693
Net Assets	8,174,836

ETF Shares—Net Assets
Applicable to 90,333,091 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,799,044
Net Asset Value Per Share—ETF Shares	$86.34

Admiral™ Shares—Net Assets
Applicable to 8,940,442 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	375,792
Net Asset Value Per Share—Admiral Shares	$42.03

See accompanying Notes, which are an integral part of the Financial Statements.

International Dividend Appreciation Index Fund
Statement of Operations

Six Months Ended April 30, 2025
($000)
Investment Income
Income
Dividends[1]	85,277
Interest[2]	231
Securities Lending—Net	190
Total Income	85,698
Expenses
The Vanguard Group—Note B
Investment Advisory Services	247
Management and Administrative—ETF Shares	3,555
Management and Administrative—Admiral Shares	247
Marketing and Distribution—ETF Shares	189
Marketing and Distribution—Admiral Shares	14
Custodian Fees	158
Shareholders’ Reports and Proxy Fees—ETF Shares	330
Shareholders’ Reports and Proxy Fees—Admiral Shares	6
Trustees’ Fees and Expenses	2
Other Expenses	24
Total Expenses	4,772
Net Investment Income	80,926
Realized Net Gain (Loss)
Investment Securities Sold[2]	(82,866)
Futures Contracts	(286)
Forward Currency Contracts	1,746
Foreign Currencies	(1,626)
Realized Net Gain (Loss)	(83,032)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,3]	342,447
Futures Contracts	1,724
Forward Currency Contracts	(2,981)
Foreign Currencies	3,532
Change in Unrealized Appreciation (Depreciation)	344,722
Net Increase (Decrease) in Net Assets Resulting from Operations	342,616
1	Dividends are net of foreign withholding taxes of $11,934.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $154, ($1), and ($1), respectively. Purchases and sales are for temporary cash investment purposes.
3	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of ($4,990).

See accompanying Notes, which are an integral part of the Financial Statements.

International Dividend Appreciation Index Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2025	Year Ended October 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	80,926	128,230
Realized Net Gain (Loss)	(83,032)	30,804
Change in Unrealized Appreciation (Depreciation)	344,722	1,093,173
Net Increase (Decrease) in Net Assets Resulting from Operations	342,616	1,252,207
Distributions
ETF Shares	(69,161)	(133,035)
Admiral Shares	(3,393)	(7,475)
Total Distributions	(72,554)	(140,510)
Capital Share Transactions
ETF Shares	322,896	1,101,994
Admiral Shares	(11,346)	20,229
Net Increase (Decrease) from Capital Share Transactions	311,550	1,122,223
Total Increase (Decrease)	581,612	2,233,920
Net Assets
Beginning of Period	7,593,224	5,359,304
End of Period	8,174,836	7,593,224

See accompanying Notes, which are an integral part of the Financial Statements.

International Dividend Appreciation Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$83.50	$69.58	$64.12	$89.86	$69.97	$68.72
Investment Operations
Net Investment Income[1]	.879	1.511	1.476	1.401	1.094	.958
Net Realized and Unrealized Gain (Loss) on Investments[2]	2.746	14.065	5.579	(20.753)	19.776	1.551
Total from Investment Operations	3.625	15.576	7.055	(19.352)	20.870	2.509
Distributions
Dividends from Net Investment Income	(.785)	(1.656)	(1.595)	(1.206)	(.980)	(1.259)
Distributions from Realized Capital Gains	—	—	—	(5.182)	—	—
Total Distributions	(.785)	(1.656)	(1.595)	(6.388)	(.980)	(1.259)
Net Asset Value, End of Period	$86.34	$83.50	$69.58	$64.12	$89.86	$69.97
Total Return	4.38%	22.48%	10.94%	-22.90%	29.93%	3.73%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,799	$7,218	$5,065	$3,508	$4,150	$2,456
Ratio of Total Expenses to Average Net Assets	0.12%	0.15%[3]	0.15%[3]	0.15%[3]	0.15%	0.20%
Ratio of Net Investment Income to Average Net Assets	2.15%	1.86%	2.02%	1.87%	1.28%	1.40%
Portfolio Turnover Rate[4]	13%	18%	14%	22%	65%	17%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes increases from purchase and redemption fees of $.00, $.00, $.00, $.00, $.00, and $.01.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.15%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

International Dividend Appreciation Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$40.65	$33.88	$31.23	$43.72	$34.03	$33.42
Investment Operations
Net Investment Income[1]	.412	.730	.714	.675	.518	.453
Net Realized and Unrealized Gain (Loss) on Investments	1.345	6.842	2.709	(10.061)	9.645	.765
Total from Investment Operations	1.757	7.572	3.423	(9.386)	10.163	1.218
Distributions
Dividends from Net Investment Income	(.377)	(.802)	(.773)	(.583)	(.473)	(.608)
Distributions from Realized Capital Gains	—	—	—	(2.521)	—	—
Total Distributions	(.377)	(.802)	(.773)	(3.104)	(.473)	(.608)
Net Asset Value, End of Period	$42.03	$40.65	$33.88	$31.23	$43.72	$34.03
Total Return[2]	4.36%	22.45%	10.88%	-22.85%	29.96%	3.72%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$376	$375	$294	$250	$323	$220
Ratio of Total Expenses to Average Net Assets	0.16%	0.16%[3]	0.16%[3]	0.16%[3]	0.16%	0.20%
Ratio of Net Investment Income to Average Net Assets	2.07%	1.85%	2.01%	1.85%	1.25%	1.36%
Portfolio Turnover Rate[4]	13%	18%	14%	22%	65%	17%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.16%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

International Dividend Appreciation Index Fund
Notes to Financial Statements
Vanguard International Dividend Appreciation Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2025, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended April 30, 2025, the fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.

International Dividend Appreciation Index Fund
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Collateral for ETF Capital Activity: When an authorized participant fails to deliver one or more of the securities within a designated basket (in the case of a subscription), fails to deliver the fund ETF Shares (in the case of a redemption), or is required by the fund, prior to settlement, to accommodate the trading of foreign securities in local markets (in the case of redemption for an international equity ETF), the fund may require the authorized participant to deliver and maintain cash collateral in accordance with the authorized participant agreement. The fund may invest the collateral in short-term debt instruments or U.S. Treasury securities, or maintain the balance as cash. Daily market fluctuations could cause the value of the missing securities or fund ETF Shares to be more or less than the value of the collateral received; when this occurs the collateral is adjusted. The fund earns interest income from investments and/or custody fee offsets from the cash balance. The fund records an asset (cash or investment, as applicable) and a corresponding liability for the return of the collateral in the Statement of Assets and Liabilities. Interest income and custody fee offsets earned on the investment of collateral are included in the Statement of Operations.
9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
10. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

International Dividend Appreciation Index Fund
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2025, the fund had contributed to Vanguard capital in the amount of $213,000, representing less than 0.01% of the fund’s net assets and 0.09% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	1,320,041	—	—	1,320,041
Common Stocks—Other	1,949	6,771,117	—	6,773,066
Preferred Stocks	1,696	5,588	—	7,284
Temporary Cash Investments	42,671	—	—	42,671
Total	1,366,357	6,776,705	—	8,143,062
Derivative Financial Instruments
Assets
Futures Contracts[1]	455	—	—	455
Forward Currency Contracts	—	362	—	362
Total	455	362	—	817
Liabilities
Futures Contracts[1]	(142)	—	—	(142)
Forward Currency Contracts	—	(2,078)	—	(2,078)
Total	(142)	(2,078)	—	(2,220)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	At April 30, 2025, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	455	—	455
Unrealized Appreciation—Forward Currency Contracts	—	362	362
Total Assets	455	362	817

Unrealized Depreciation—Futures Contracts[1]	(142)	—	(142)
Unrealized Depreciation—Forward Currency Contracts	—	(2,078)	(2,078)
Total Liabilities	(142)	(2,078)	(2,220)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

International Dividend Appreciation Index Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2025, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	(286)	—	(286)
Forward Currency Contracts	—	1,746	1,746
Realized Net Gain (Loss) on Derivatives	(286)	1,746	1,460
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	1,724	—	1,724
Forward Currency Contracts	—	(2,981)	(2,981)
Change in Unrealized Appreciation (Depreciation) on Derivatives	1,724	(2,981)	(1,257)
E.	As of April 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	6,807,626
Gross Unrealized Appreciation	1,653,979
Gross Unrealized Depreciation	(319,946)
Net Unrealized Appreciation (Depreciation)	1,334,033
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2024, the fund had available capital losses totaling $101,421,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended April 30, 2025, the fund purchased $1,052,451,000 of investment securities and sold $997,736,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $230,102,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
G.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2025		Year Ended October 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued[1]	322,896	3,889	1,139,951	14,147
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[2]	—	—	(37,957)	(500)
Net Increase (Decrease)—ETF Shares	322,896	3,889	1,101,994	13,647
Admiral Shares
Issued[1]	30,626	759	85,750	2,205
Issued in Lieu of Cash Distributions	2,810	70	6,272	159
Redeemed[2]	(44,782)	(1,123)	(71,793)	(1,813)
Net Increase (Decrease)—Admiral Shares	(11,346)	(294)	20,229	551
1	Includes purchase fees for fiscal 2025 and 2024 of $73 and $214, respectively (fund totals).
2	Net of redemption fees for fiscal 2025 and 2024 of $105 and $154, respectively (fund totals).
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.

International Dividend Appreciation Index Fund
At April 30, 2025, one shareholder was the record or beneficial owner of 30% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
I.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

International High Dividend Yield Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.1%)
Australia (7.0%)
	Commonwealth Bank of Australia	1,200,450	127,955
	BHP Group Ltd.	3,612,272	86,094
	Westpac Banking Corp.	2,458,984	51,602
	National Australia Bank Ltd.	2,224,451	51,364
	ANZ Group Holdings Ltd.	2,154,804	41,205
	Wesfarmers Ltd.	810,766	40,616
	Macquarie Group Ltd.	250,909	31,006
	Transurban Group	2,213,571	19,947
	Rio Tinto Ltd.	266,129	19,911
	Woolworths Group Ltd.	875,089	17,662
	Woodside Energy Group Ltd.	1,354,340	17,654
	QBE Insurance Group Ltd.	1,078,607	14,906
	Brambles Ltd.	998,801	13,126
	Coles Group Ltd.	931,626	12,651
	Fortescue Ltd.	1,139,591	11,769
	Computershare Ltd. (XASX)	413,292	10,800
	Suncorp Group Ltd.	775,179	10,081
	Insurance Australia Group Ltd.	1,714,659	9,006
	Santos Ltd.	2,319,233	8,916
	Origin Energy Ltd.	1,234,121	8,412
	Telstra Group Ltd.	2,899,804	8,369
	Evolution Mining Ltd.	1,345,366	6,747
	ASX Ltd.	138,492	6,271
	Medibank Pvt Ltd.	1,984,864	5,904
	Sonic Healthcare Ltd.	343,187	5,730
	South32 Ltd.	3,232,260	5,570
	Lottery Corp. Ltd.	1,600,764	5,335
	JB Hi-Fi Ltd.	78,537	5,205
	APA Group	915,929	4,820
	Orica Ltd.	343,880	3,569
	Treasury Wine Estates Ltd.	591,043	3,378
	Steadfast Group Ltd.	792,852	2,980
	AGL Energy Ltd.	426,877	2,909
	Bendigo & Adelaide Bank Ltd.	406,019	2,905
	Atlas Arteria Ltd.	827,439	2,741
	Worley Ltd.	338,692	2,698
	Endeavour Group Ltd.	1,052,927	2,693
	Ampol Ltd.	174,085	2,643
	Aurizon Holdings Ltd.	1,262,268	2,471
	Bank of Queensland Ltd.	471,221	2,251
	Dyno Nobel Ltd.	1,259,922	1,829
	Downer EDI Ltd.	490,717	1,792
	Lendlease Corp. Ltd.	509,832	1,718
	Metcash Ltd.	821,381	1,692
	Challenger Ltd.	362,382	1,642
	Whitehaven Coal Ltd.	513,100	1,641
	AMP Ltd.	1,832,197	1,513
	Harvey Norman Holdings Ltd.	429,335	1,435
	Flight Centre Travel Group Ltd.	146,245	1,200
*	Insignia Financial Ltd.	478,399	1,153
	Orora Ltd.	945,870	1,096
	Beach Energy Ltd.	1,250,929	942
	New Hope Corp. Ltd.	362,581	851
	Perpetual Ltd.	77,511	823
	TPG Telecom Ltd.	247,880	803
	Yancoal Australia Ltd.	237,032	756
	Domino's Pizza Enterprises Ltd.	45,870	741
	Deterra Royalties Ltd.	291,126	679
	GQG Partners Inc. GDR	441,272	619

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Magellan Financial Group Ltd.	124,680	611
			713,408
Austria (0.3%)
	Erste Group Bank AG	220,645	14,942
	OMV AG	101,650	5,256
[1]	Verbund AG	46,998	3,612
	ANDRITZ AG	50,202	3,607
	Raiffeisen Bank International AG	93,355	2,494
	Telekom Austria AG	61,154	646
			30,557
Belgium (0.3%)
	KBC Group NV	167,082	15,407
	Ageas SA	124,672	7,819
	Groupe Bruxelles Lambert NV	61,341	5,060
			28,286
Brazil (1.3%)
	Vale SA	2,615,988	24,366
	Petroleo Brasileiro SA	2,652,600	14,980
	B3 SA - Brasil Bolsa Balcao	3,871,614	9,203
	Ambev SA	3,125,650	8,025
	Centrais Eletricas Brasileiras SA	910,282	7,050
	JBS SA	810,400	6,295
	Banco Do Brasil SA	1,229,836	6,269
	Banco BTG Pactual SA	842,100	5,655
	Localiza Rent a Car SA (BVMF)	708,800	5,366
	Suzano SA	477,400	4,213
	BB Seguridade Participacoes SA	482,257	3,634
	Telefonica Brasil SA	608,360	2,979
	Vibra Energia SA	799,767	2,649
	Itau Unibanco Holding SA ADR	376,846	2,378
	Banco Bradesco SA	1,042,046	2,246
	Klabin SA	642,880	2,099
	Lojas Renner SA	757,090	1,949
	TIM SA	580,954	1,940
	Itau Unibanco Holding SA	351,120	1,923
	CCR SA	796,210	1,887
	BRF SA	470,000	1,880
	Ultrapar Participacoes SA	579,100	1,819
	Banco Santander Brasil SA	264,402	1,375
	Hypera SA	287,082	1,220
	Cosan SA	849,437	1,163
	Santos Brasil Participacoes SA	477,800	1,140
*	Natura & Co. Holding SA	676,400	1,133
	Allos SA	302,500	1,133
	Transmissora Alianca de Energia Eletrica SA	163,219	1,033
	Porto Seguro SA	130,218	1,009
	Cia Paranaense de Energia - Copel	527,292	970
	Multiplan Empreendimentos Imobiliarios SA	212,700	965
	Caixa Seguridade Participacoes SA	326,900	942
	Brava Energia	305,700	935
	CPFL Energia SA	135,100	909
	Engie Brasil Energia SA	120,616	884
	Neoenergia SA	161,700	652
	SLC Agricola SA	141,620	494
	Alupar Investimento SA	82,767	449
	CSN Mineracao SA	388,600	420
	M Dias Branco SA	87,300	390
	Grupo Mateus SA	268,900	365
	Sao Martinho SA	96,600	332
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	334,100	290
	Cia Energetica de Minas Gerais	50,080	135
*	Usinas Siderurgicas de Minas Gerais SA Usiminas	113,900	111
*	Itausa SA	50,290	95
			137,349
Canada (7.5%)
	Royal Bank of Canada	1,010,489	121,287
	Toronto-Dominion Bank	1,264,889	80,824
	Enbridge Inc.	1,560,207	72,963

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
[1]	Bank of Montreal	519,994	49,823
	Bank of Nova Scotia	892,712	44,668
	Canadian Natural Resources Ltd.	1,481,459	42,512
	Canadian Imperial Bank of Commerce	672,056	42,387
	Manulife Financial Corp.	1,243,980	38,124
	TC Energy Corp.	743,557	37,566
	Suncor Energy Inc.	894,417	31,589
	Sun Life Financial Inc.	412,715	24,594
	National Bank of Canada	274,253	24,087
	Nutrien Ltd.	354,477	20,236
	Fortis Inc. (XTSE)	358,082	17,733
	Pembina Pipeline Corp.	415,411	15,880
	Brookfield Asset Management Ltd. Class A (XTSE)	293,082	15,638
	Power Corp. of Canada	390,923	14,796
	Restaurant Brands International Inc.	228,912	14,750
	Tourmaline Oil Corp.	250,615	11,071
	Cenovus Energy Inc.	912,495	10,743
[2]	Hydro One Ltd.	226,727	8,723
	Great-West Lifeco Inc.	196,700	7,649
	Magna International Inc.	192,707	6,696
	TELUS Corp.	356,222	5,483
[1]	BCE Inc.	218,990	4,867
	South Bow Corp.	149,285	3,687
			768,376
Chile (0.2%)
	Banco De Chile	31,576,899	4,635
	Banco de Credito e Inversiones SA	68,511	2,713
	Banco Santander Chile	44,453,172	2,688
	Empresas COPEC SA	349,666	2,400
	Empresas CMPC SA	853,090	1,338
	Enel Americas SA	13,484,955	1,324
	Enel Chile SA	17,364,221	1,229
	Cia Cervecerias Unidas SA	105,852	813
*	Banco Itau Chile SA	55,196	804
	Quinenco SA	188,852	794
	Colbun SA	4,986,744	779
	Cia Sud Americana de Vapores SA	13,682,861	756
	Cencosud Shopping SA	347,052	733
	Aguas Andinas SA Class A	1,937,080	716
			21,722
China (5.9%)
	China Construction Bank Corp. Class H	66,809,000	54,879
	Industrial & Commercial Bank of China Ltd. Class H	56,317,000	38,578
	Bank of China Ltd. Class H	59,714,000	33,343
	Ping An Insurance Group Co. of China Ltd. Class H	4,617,500	27,636
	China Merchants Bank Co. Ltd. Class H	2,706,438	14,763
	Kweichow Moutai Co. Ltd. Class A	63,200	13,465
	Agricultural Bank of China Ltd. Class H	21,915,000	13,373
	PetroChina Co. Ltd. Class H	14,816,000	11,321
	China Life Insurance Co. Ltd. Class H	5,313,000	9,710
	China Shenhua Energy Co. Ltd. Class H	2,420,000	9,095
	PICC Property & Casualty Co. Ltd. Class H	4,826,000	8,887
	Geely Automobile Holdings Ltd.	4,217,000	8,853
	China Petroleum & Chemical Corp. Class H	17,002,000	8,679
	China Resources Land Ltd.	1,957,500	6,586
	China Merchants Bank Co. Ltd. Class A	1,044,842	5,864
	ZTO Express Cayman Inc.	297,850	5,547
	China Mengniu Dairy Co. Ltd.	2,207,000	5,497
	China CITIC Bank Corp. Ltd. Class H	6,553,620	5,183
	China Pacific Insurance Group Co. Ltd. Class H	1,853,400	5,043
	China Yangtze Power Co. Ltd. Class A	1,232,800	5,006
	CSPC Pharmaceutical Group Ltd.	6,314,000	4,973
	China Overseas Land & Investment Ltd.	2,760,700	4,898
[2]	China Tower Corp. Ltd. Class H	3,323,600	4,814
	Haier Smart Home Co. Ltd. Class H	1,641,000	4,762
[2]	Postal Savings Bank of China Co. Ltd. Class H	7,623,000	4,686
	CITIC Ltd.	3,798,000	4,617
	Bank of Communications Co. Ltd. Class H	5,121,000	4,478
	ENN Energy Holdings Ltd.	544,100	4,295

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	China Resources Beer Holdings Co. Ltd.	1,132,500	3,981
	Ping An Insurance Group Co. of China Ltd. Class A	563,300	3,936
	Industrial & Commercial Bank of China Ltd. Class A	3,949,700	3,811
	China Resources Power Holdings Co. Ltd.	1,517,000	3,660
	China Hongqiao Group Ltd.	2,003,500	3,596
	Wuliangye Yibin Co. Ltd. Class A	195,900	3,472
	People's Insurance Co. Group of China Ltd. Class H	5,835,000	3,453
	Agricultural Bank of China Ltd. Class A	4,402,556	3,286
	Qifu Technology Inc. ADR	78,213	3,209
	Vipshop Holdings Ltd. ADR	234,379	3,192
[2]	Fuyao Glass Industry Group Co. Ltd. Class H	449,200	3,177
	COSCO SHIPPING Holdings Co. Ltd. Class H	2,064,500	3,115
*	Yangzijiang Shipbuilding Holdings Ltd.	1,817,300	3,113
	Tsingtao Brewery Co. Ltd. Class H	434,000	3,067
[2]	Guotai Haitong Securities Co. Ltd. Class H	2,123,992	3,027
	Li Ning Co. Ltd.	1,590,500	2,999
	Industrial Bank Co. Ltd. Class A	1,038,200	2,986
	CITIC Securities Co. Ltd. Class H	1,180,757	2,918
	Weichai Power Co. Ltd. Class H	1,417,000	2,764
	Tingyi Cayman Islands Holding Corp.	1,465,000	2,646
[2]	CGN Power Co. Ltd. Class H	8,175,000	2,602
	Kunlun Energy Co. Ltd.	2,602,000	2,480
	Anhui Conch Cement Co. Ltd. Class H	871,828	2,456
[2]	Haidilao International Holding Ltd.	1,087,000	2,447
	China Galaxy Securities Co. Ltd. Class H	2,642,000	2,400
	Great Wall Motor Co. Ltd. Class H	1,671,000	2,388
[2]	Longfor Group Holdings Ltd.	1,750,500	2,341
	Yankuang Energy Group Co. Ltd. Class H	2,226,500	2,325
	CMOC Group Ltd. Class H	2,868,000	2,252
	Shanghai Pudong Development Bank Co. Ltd. Class A	1,482,900	2,237
[2]	China Feihe Ltd.	2,910,000	2,199
	Sinopharm Group Co. Ltd. Class H	892,000	2,102
	China Minsheng Banking Corp. Ltd. Class H	4,444,470	2,086
	Bank of Communications Co. Ltd. Class A	2,021,800	2,080
[2]	China Resources Mixc Lifestyle Services Ltd.	427,400	2,048
	Want Want China Holdings Ltd.	3,096,000	2,026
	CRRC Corp. Ltd. Class H	3,275,000	2,021
	China State Construction International Holdings Ltd.	1,370,000	2,019
	China Gas Holdings Ltd.	2,192,800	1,983
	New China Life Insurance Co. Ltd. Class H	532,533	1,945
	China Longyuan Power Group Corp. Ltd. Class H	2,368,000	1,871
	Huaneng Power International Inc. Class H	3,016,000	1,868
	China Shenhua Energy Co. Ltd. Class A	350,800	1,850
	Bank of China Ltd. Class A	2,356,100	1,793
	China Petroleum & Chemical Corp. Class A	2,280,700	1,778
	China Resources Gas Group Ltd.	635,000	1,774
	Guangdong Investment Ltd.	2,134,000	1,727
	China State Construction Engineering Corp. Ltd. Class A	2,101,700	1,595
	China Coal Energy Co. Ltd. Class H	1,541,000	1,592
	ZTE Corp. Class H	538,800	1,591
	Bosideng International Holdings Ltd.	3,034,000	1,570
	Guotai Haitong Securities Co. Ltd. (XSSC)	658,384	1,565
	Foxconn Industrial Internet Co. Ltd. Class A	614,400	1,549
	Beijing Enterprises Holdings Ltd.	379,500	1,540
	PetroChina Co. Ltd. Class A	1,397,000	1,537
	Jiangxi Copper Co. Ltd. Class H	911,000	1,531
	China Merchants Port Holdings Co. Ltd.	942,000	1,529
[2]	Yadea Group Holdings Ltd.	844,000	1,523
	Ping An Bank Co. Ltd. Class A	989,900	1,488
	Aluminum Corp. of China Ltd. Class H	2,772,000	1,488
	MINISO Group Holding Ltd.	329,600	1,482
	Kingboard Holdings Ltd.	539,500	1,449
	Inner Mongolia Yitai Coal Co. Ltd. Class B	718,500	1,429
	China Taiping Insurance Holdings Co. Ltd.	1,021,600	1,415
[2]	Huatai Securities Co. Ltd. Class H	951,000	1,409
	China Pacific Insurance Group Co. Ltd. Class A	335,750	1,380
	Country Garden Services Holdings Co. Ltd.	1,535,000	1,370
	China Power International Development Ltd.	3,422,370	1,344
	Autohome Inc. ADR	49,220	1,343
	China Railway Group Ltd. Class H	3,105,000	1,336

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	China National Building Material Co. Ltd. Class H	2,718,569	1,318
	Hengan International Group Co. Ltd.	483,343	1,303
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	315,800	1,294
	Anhui Gujing Distillery Co. Ltd. Class B	84,500	1,293
	Gree Electric Appliances Inc. of Zhuhai Class A	204,600	1,284
	Bank of Jiangsu Co. Ltd. Class A	907,260	1,270
	COSCO SHIPPING Holdings Co. Ltd. Class A	635,700	1,256
	Shaanxi Coal Industry Co. Ltd. Class A	475,500	1,256
	Luzhou Laojiao Co. Ltd. Class A	72,500	1,235
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	1,664,000	1,225
	Chongqing Rural Commercial Bank Co. Ltd. Class H	1,588,000	1,219
	China Everbright Bank Co. Ltd. Class A	2,323,000	1,209
	Sinotruk Hong Kong Ltd.	491,260	1,180
	China Everbright Environment Group Ltd.	2,479,000	1,145
	China Conch Venture Holdings Ltd.	1,074,000	1,102
	Haier Smart Home Co. Ltd. Class A	321,900	1,100
	GF Securities Co. Ltd. Class H	844,000	1,099
	Shenzhen International Holdings Ltd.	1,068,500	1,093
	C&D International Investment Group Ltd.	520,000	1,088
	Greentown China Holdings Ltd.	838,000	1,069
	China Oilfield Services Ltd. Class H	1,342,000	1,049
	Xinyi Solar Holdings Ltd.	3,110,000	1,034
	Far East Horizon Ltd.	1,322,000	1,026
	CRRC Corp. Ltd. Class A	1,061,100	1,025
	Jiangsu Expressway Co. Ltd. Class H	816,000	1,015
	China United Network Communications Ltd. Class A	1,369,000	1,003
	China Minsheng Banking Corp. Ltd. Class A	1,822,340	1,000
	Bank of Shanghai Co. Ltd. Class A	698,633	999
	China Everbright Bank Co. Ltd. Class H	2,253,000	978
	Uni-President China Holdings Ltd.	791,000	949
	Zhejiang Expressway Co. Ltd. Class H	1,143,520	943
	Haitian International Holdings Ltd.	405,000	938
	Huatai Securities Co. Ltd. Class A	423,700	937
	China Medical System Holdings Ltd.	854,000	912
	Dongfeng Motor Group Co. Ltd. Class H	1,624,000	899
	Bank of Beijing Co. Ltd. Class A	1,079,000	892
	Beijing Enterprises Water Group Ltd.	2,784,000	879
	Postal Savings Bank of China Co. Ltd. Class A	1,241,300	875
	China Communications Services Corp. Ltd. Class H	1,670,000	870
	Baoshan Iron & Steel Co. Ltd. Class A	919,600	865
	Yangzijiang Financial Holding Ltd.	1,574,900	859
	Daqin Railway Co. Ltd. Class A	952,900	850
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	614,300	840
[1]	Hisense Home Appliances Group Co. Ltd. Class H	276,000	837
	Bank of Nanjing Co. Ltd. Class A	578,800	831
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	1,145,200	825
	AviChina Industry & Technology Co. Ltd. Class H	1,778,000	818
	Huaxia Bank Co. Ltd. Class A	773,400	775
[2]	Topsports International Holdings Ltd.	1,938,000	770
	Fuyao Glass Industry Group Co. Ltd. Class A	95,800	766
	China Cinda Asset Management Co. Ltd. Class H	5,969,200	761
[1]	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	952,000	755
	SDIC Power Holdings Co. Ltd. Class A	364,300	755
	Focus Media Information Technology Co. Ltd. Class A	753,200	748
	Shanghai Baosight Software Co. Ltd. Class B	504,040	740
	Kingboard Laminates Holdings Ltd.	704,000	735
	China Railway Group Ltd. Class A	956,800	727
[2]	CSC Financial Co. Ltd. Class H	639,500	724
	Sinopec Engineering Group Co. Ltd. Class H	1,005,000	715
	XCMG Construction Machinery Co. Ltd. Class A	583,000	708
	China CITIC Bank Corp. Ltd. Class A	712,000	707
	China Suntien Green Energy Corp. Ltd. Class H	1,311,000	701
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	387,000	696
	China Jinmao Holdings Group Ltd.	4,676,000	692
	Jiangsu Yanghe Distillery Co. Ltd. Class A	73,200	691
	Weichai Power Co. Ltd. Class A	328,800	690
	Yuexiu Property Co. Ltd.	1,141,680	689
[2]	China Resources Pharmaceutical Group Ltd.	1,066,000	673
	Zhongsheng Group Holdings Ltd.	444,000	668
	Yunnan Baiyao Group Co. Ltd. Class A	84,700	668

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	China Construction Bank Corp. Class A	535,900	668
	Huadian Power International Corp. Ltd. Class H	1,188,000	665
	Poly Developments & Holdings Group Co. Ltd. Class A	564,100	650
	Xtep International Holdings Ltd.	940,000	641
	Sinotrans Ltd. Class H	1,443,000	627
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	351,748	622
	Bank of Hangzhou Co. Ltd. Class A	306,950	622
	Anhui Conch Cement Co. Ltd. Class A	184,200	610
	Guangzhou Automobile Group Co. Ltd. Class H	1,712,000	605
	China Zheshang Bank Co. Ltd. Class H	1,728,000	584
	Power Construction Corp. of China Ltd. Class A	894,200	581
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	460,200	580
	People's Insurance Co. Group of China Ltd. Class A	591,800	575
	GD Power Development Co. Ltd. Class A	924,000	569
	Sichuan Chuantou Energy Co. Ltd. Class A	236,900	554
	Lao Feng Xiang Co. Ltd. Class B	154,600	538
	TCL Technology Group Corp. Class A	938,800	536
	Henan Shuanghui Investment & Development Co. Ltd. Class A	152,800	526
	Yihai International Holding Ltd.	305,000	526
	China Reinsurance Group Corp. Class H	4,514,000	523
	Anhui Expressway Co. Ltd. Class H	340,000	514
	Chongqing Changan Automobile Co. Ltd. Class B	1,080,116	511
	Bank of Chengdu Co. Ltd. Class A	208,800	488
[2]	China Railway Signal & Communication Corp. Ltd. Class H	1,205,000	485
	Zhongjin Gold Corp. Ltd. Class A	257,200	484
	Anhui Gujing Distillery Co. Ltd. Class A	20,800	471
	Datang International Power Generation Co. Ltd. Class H	1,962,000	467
	Zhejiang NHU Co. Ltd. Class A	151,600	462
	Shanghai Industrial Holdings Ltd.	294,000	449
	Sany Heavy Equipment International Holdings Co. Ltd.	607,000	443
	ENN Natural Gas Co. Ltd. Class A	162,300	442
	Yankuang Energy Group Co. Ltd. Class A	256,684	431
	Sichuan Road & Bridge Co. Ltd. Class A	350,880	420
	Huayu Automotive Systems Co. Ltd. Class A	168,300	413
	COSCO SHIPPING Ports Ltd.	782,000	405
	Shougang Fushan Resources Group Ltd.	1,271,302	403
	CMOC Group Ltd. Class A	413,300	403
	Yutong Bus Co. Ltd. Class A	107,900	399
	Shanghai International Port Group Co. Ltd. Class A	509,400	382
	Citic Pacific Special Steel Group Co. Ltd. Class A	236,502	381
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	66,700	378
	Huaneng Power International Inc. Class A	375,300	370
	Livzon Pharmaceutical Group Inc. Class H	110,000	365
	China Merchants Energy Shipping Co. Ltd. Class A	450,200	362
	Shanxi Coking Coal Energy Group Co. Ltd. Class A	406,300	359
	Metallurgical Corp. of China Ltd. Class H	1,892,000	358
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	351,600	355
	Poly Property Services Co. Ltd. Class H	88,400	351
	Shenzhen Expressway Corp. Ltd. Class H	412,000	350
[2]	BAIC Motor Corp. Ltd. Class H	1,411,500	347
	Beijing Jingneng Clean Energy Co. Ltd. Class H	1,114,000	343
	China National Chemical Engineering Co. Ltd. Class A	329,600	343
	Xinhua Winshare Publishing & Media Co. Ltd. Class H	236,000	342
	China Lesso Group Holdings Ltd.	632,000	336
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	133,900	331
	Inner Mangolia ERDOS Resources Co. Ltd. Class B	348,900	329
[2]	Orient Securities Co. Ltd. Class H	552,800	326
	Dongfang Electric Corp. Ltd. Class H	237,400	324
	Towngas Smart Energy Co. Ltd.	712,185	321
	Hengli Petrochemical Co. Ltd. Class A	151,500	319
	Beijing New Building Materials plc Class A	82,500	318
	China Coal Energy Co. Ltd. Class A	228,000	318
	China Resources Building Materials Technology Holdings Ltd.	1,454,000	307
	Shenergy Co. Ltd. Class A	251,800	306
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	694,600	305
	Zangge Mining Co. Ltd. Class A	60,700	302
	Zhejiang Zheneng Electric Power Co. Ltd. Class A	415,700	301
[2]	Shenwan Hongyuan Group Co. Ltd. Class H	1,121,600	297
	Lee & Man Paper Manufacturing Ltd.	1,100,000	296
	Dongfang Electric Corp. Ltd. Class A	141,200	296

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Goldwind Science & Technology Co. Ltd. Class H	428,200	295
	China Everbright Ltd.	542,000	290
	Yunnan Yuntianhua Co. Ltd. Class A	93,000	286
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	101,500	285
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	130,000	284
	China Zheshang Bank Co. Ltd. Class A	683,100	281
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	116,800	274
[2]	ZJLD Group Inc.	327,400	274
	Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	110,700	272
[2]	Qingdao Port International Co. Ltd. Class H	375,000	271
	Goneo Group Co. Ltd. Class A	27,400	269
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	359,000	268
	Huaxin Cement Co. Ltd. Class H	230,000	268
	Huadian Power International Corp. Ltd. Class A	339,500	267
	LB Group Co. Ltd. Class A	116,100	265
	Dong-E-E-Jiao Co. Ltd. Class A	35,100	263
	COSCO SHIPPING Development Co. Ltd. Class H	2,315,000	262
	HLA Group Corp. Ltd. Class A	222,100	254
	Chongqing Rural Commercial Bank Co. Ltd. Class A	267,900	253
*	Changchun High-Tech Industry Group Co. Ltd. Class A	20,700	251
	Jointown Pharmaceutical Group Co. Ltd. Class A	328,834	245
	Yealink Network Technology Corp. Ltd. Class A	53,300	244
	Bank of Suzhou Co. Ltd. Class A	212,100	235
	Western Mining Co. Ltd. Class A	109,300	232
	Guanghui Energy Co. Ltd. Class A	289,700	231
	Hunan Valin Steel Co. Ltd. Class A	339,700	228
	Wuchan Zhongda Group Co. Ltd. Class A	325,800	228
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	207,861	227
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	140,000	226
	Shenzhen Investment Ltd.	2,156,000	219
	Shanghai Rural Commercial Bank Co. Ltd. Class A	188,700	218
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A	153,500	217
	Hisense Home Appliances Group Co. Ltd. Class A	56,200	213
	Chongqing Brewery Co. Ltd. Class A	26,800	213
	Jiangsu Expressway Co. Ltd. Class A	100,200	210
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	138,400	208
	Youngor Group Co. Ltd. Class A	199,900	206
	Xiamen C & D Inc. Class A	142,400	204
	Bank of Changsha Co. Ltd. Class A	161,300	201
	Huaibei Mining Holdings Co. Ltd. Class A	122,400	200
	Shanghai Huayi Group Co. Ltd. Class B	404,100	199
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	360,400	198
	CSG Holding Co. Ltd. Class B	876,900	197
	Jiangsu Financial Leasing Co. Ltd. Class A	268,200	197
	Guangshen Railway Co. Ltd. Class H	872,000	191
	Xiamen Tungsten Co. Ltd. Class A	75,500	191
	Hisense Visual Technology Co. Ltd. Class A	58,100	191
	Zhejiang Supor Co. Ltd. Class A	24,500	190
	Shanghai Electric Power Co. Ltd. Class A	152,400	188
	Nanjing Iron & Steel Co. Ltd. Class A	314,900	187
	TangShan Port Group Co. Ltd. Class A	331,568	183
	Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	54,800	183
	BBMG Corp. Class H	2,014,000	182
	Hubei Energy Group Co. Ltd. Class A	284,700	182
	Heilongjiang Agriculture Co. Ltd. Class A	87,900	181
	COSCO SHIPPING Development Co. Ltd. Class A	585,200	180
	Shandong Hi-speed Co. Ltd. Class A	119,200	178
	Yunnan Copper Co. Ltd. Class A	110,100	177
	Jizhong Energy Resources Co. Ltd. Class A	202,600	174
	37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	82,600	173
	China Railway Signal & Communication Corp. Ltd. Class A	245,296	172
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	217,860	171
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	121,500	171
	Sinoma International Engineering Co. Class A	134,600	170
	Bank of Guiyang Co. Ltd. Class A	213,400	170
	Tasly Pharmaceutical Group Co. Ltd. Class A	81,200	170
	Huaxin Cement Co. Ltd. Class A	100,700	167
[2]	Everbright Securities Co. Ltd. Class H	190,600	166
	China South Publishing & Media Group Co. Ltd. Class A	84,300	165
	Jinduicheng Molybdenum Co. Ltd. Class A	121,200	164

International High Dividend Yield Index Fund
	Shares	Market Value• ($000)
Livzon Pharmaceutical Group Inc. Class A	34,300	163
Weifu High-Technology Group Co. Ltd. Class B	102,200	161
Fujian Funeng Co. Ltd. Class A	121,900	161
Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	77,800	160
CNOOC Energy Technology & Services Ltd. Class A	284,700	156
Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	167,250	151
Zhejiang Weixing New Building Materials Co. Ltd. Class A	91,700	149
Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	342,400	149
Shaanxi Energy Investment Co. Ltd. Class A	121,100	148
Yantai Changyu Pioneer Wine Co. Ltd. Class B	141,000	146
Zhongshan Broad Ocean Motor Co. Ltd. Class A	142,000	136
Hubei Xingfa Chemicals Group Co. Ltd. Class A	46,800	132
Qingdao Port International Co. Ltd. Class A	110,200	131
Pingdingshan Tianan Coal Mining Co. Ltd. Class A	113,600	129
Canmax Technologies Co. Ltd. Class A	51,100	125
Bank of Qingdao Co. Ltd. Class A	194,850	122
Jason Furniture Hangzhou Co. Ltd. Class A	35,600	122
Weifu High-Technology Group Co. Ltd. Class A	44,200	119
Anhui Expressway Co. Ltd. Class A	48,700	116
Keda Industrial Group Co. Ltd. Class A	93,000	116
Eastern Air Logistics Co. Ltd. Class A	69,100	116
COFCO Sugar Holding Co. Ltd. Class A	90,200	115
Chinese Universe Publishing & Media Group Co. Ltd. Class A	79,900	115
Fujian Sunner Development Co. Ltd. Class A	51,700	114
Huafa Industrial Co. Ltd. Zhuhai Class A	162,600	114
Hangzhou Robam Appliances Co. Ltd. Class A	41,200	111
Tian Di Science & Technology Co. Ltd. Class A	129,800	111
Shanghai Tunnel Engineering Co. Ltd. Class A	129,200	106
Luenmei Quantum Co. Ltd. Class A	129,400	105
An Hui Wenergy Co. Ltd. Class A	102,600	104
Shanxi Coal International Energy Group Co. Ltd. Class A	79,800	104
G-bits Network Technology Xiamen Co. Ltd. Class A	3,000	99
Hengyi Petrochemical Co. Ltd. Class A	116,700	98
Inner Mongolia Eerduosi Resources Co. Ltd. Class A	78,300	98
Sinotrans Ltd. Class A	150,600	97
Guangzhou Development Group Inc. Class A	109,700	97
Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	135,700	96
Chongqing Department Store Co. Ltd. Class A	22,000	96
Jiangsu Pacific Quartz Co. Ltd.Class A	21,400	95
Shandong Linglong Tyre Co. Ltd. Class A	48,000	94
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	120,200	92
Lakala Payment Co. Ltd. Class A	31,400	92
Shenzhen Expressway Corp. Ltd. Class A	59,600	92
Beijing Jingneng Power Co. Ltd. Class A	164,800	92
Lao Feng Xiang Co. Ltd. Class A	13,800	91
China Railway Hi-tech Industry Co. Ltd. Class A	91,000	91
Suofeiya Home Collection Co. Ltd. Class A	42,800	90
Oppein Home Group Inc. Class A	9,800	89
China World Trade Center Co. Ltd. Class A	29,700	89
Laobaixing Pharmacy Chain JSC Class A	31,700	88
Xi'An Shaangu Power Co. Ltd. Class A	73,500	84
By-health Co. Ltd. Class A	54,300	82
Xiamen ITG Group Corp. Ltd. Class A	93,400	81
Tianshan Aluminum Group Co. Ltd. Class A	78,600	81
Shenzhen Yan Tian Port Holding Co. Ltd. Class A	127,700	80
Hefei Meiya Optoelectronic Technology Inc. Class A	33,700	78
Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	7,000	77
Shenzhen YUTO Packaging Technology Co. Ltd. Class A	26,600	76
Tangshan Sanyou Chemical Industries Co. Ltd. Class A	111,200	74
Anhui Yingjia Distillery Co. Ltd. Class A	12,300	74
Shenzhen Gas Corp. Ltd. Class A	79,800	70
Huaihe Energy Group Co. Ltd. Class A	143,900	69
Chongqing Water Group Co. Ltd. Class A	103,000	68
ORG Technology Co. Ltd. Class A	91,000	67
Guizhou Panjiang Refined Coal Co. Ltd. Class A	104,800	66
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	34,000	65
Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	110,000	64
Jiangsu Linyang Energy Co. Ltd. Class A	81,400	62
Shenzhen Aisidi Co. Ltd. Class A	37,700	60
Anhui Xinhua Media Co. Ltd. Class A	59,700	58

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	37,100	57
	Xinhua Winshare Publishing & Media Co. Ltd. Class A	25,800	55
	Shandong Publishing & Media Co. Ltd. Class A	40,400	55
	Camel Group Co. Ltd. Class A	47,100	54
	Wuxi Autowell Technology Co. Ltd. Class A	11,829	54
	China National Accord Medicines Corp. Ltd. Class B	34,860	52
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	14,400	52
	Opple Lighting Co. Ltd. Class A	21,800	51
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	88,500	51
	Juewei Food Co. Ltd. Class A	23,200	51
	Jiangsu Zijin Rural Commercial Bank Co. Ltd. Class A	137,400	51
	Jiangsu Guoxin Corp. Ltd. Class A	49,800	50
	Zhejiang Conba Pharmaceutical Co. Ltd. Class A	82,100	50
	Guangdong South New Media Co. Ltd. Class A	9,100	49
	Jiangsu Xukuang Energy Co. Ltd. Class A	71,700	49
	KingClean Electric Co. Ltd. Class A	16,507	48
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	33,100	48
	Luolai Lifestyle Technology Co. Ltd. Class A	38,900	48
	Pylon Technologies Co. Ltd. Class A	8,552	48
	Anhui Kouzi Distillery Co. Ltd. Class A	9,500	47
*	Shanghai Flyco Electrical Appliance Co. Ltd. Class A	9,300	45
	Huapont Life Sciences Co. Ltd. Class A	80,100	45
	Zhejiang Wanliyang Co. Ltd. Class A	44,900	45
	Triangle Tyre Co. Ltd. Class A	23,600	44
	Huabao Flavours & Fragrances Co. Ltd. Class A	18,700	41
	Toly Bread Co. Ltd. Class A	50,700	38
	Rongan Property Co. Ltd. Class A	146,400	38
	CSG Holding Co. Ltd. Class A	46,600	30
	Zhejiang Semir Garment Co. Ltd. Class A	24,400	19
			605,371
Colombia (0.1%)
	Bancolombia SA ADR	77,385	3,120
	Interconexion Electrica SA ESP	316,448	1,633
[1]	Ecopetrol SA ADR	161,378	1,309
	Cementos Argos SA	439,644	1,115
	Ecopetrol SA	174,448	71
	Bancolombia SA	1,214	15
			7,263
Czech Republic (0.1%)
	CEZ A/S	112,172	5,694
	Komercni banka A/S	55,506	2,698
[2]	Moneta Money Bank A/S	219,266	1,355
	Colt CZ Group SE	8,678	266
			10,013
Denmark (0.2%)
	Danske Bank A/S	465,661	16,339
	Tryg A/S	242,277	5,778
			22,117
Finland (1.3%)
	Nordea Bank Abp (XHEL)	2,381,871	32,986
	Nokia OYJ	3,637,509	18,185
	Sampo OYJ Class A (XHEL)	1,740,935	17,442
	Kone OYJ Class B	233,463	14,459
	UPM-Kymmene OYJ	363,849	9,637
	Wartsila OYJ Abp	345,795	6,389
	Elisa OYJ	102,143	5,449
	Fortum OYJ	311,421	5,221
	Metso OYJ	457,929	4,976
	Orion OYJ Class B	75,892	4,752
	Kesko OYJ Class B	192,487	4,419
	Stora Enso OYJ Class R	424,269	3,941
	Valmet OYJ	117,485	3,587
	Neste OYJ	301,302	3,125
			134,568
France (5.9%)
	Sanofi SA	788,263	86,230
	TotalEnergies SE	1,386,749	78,983
	BNP Paribas SA	717,905	60,828

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	AXA SA	1,219,565	57,680
	Vinci SA	350,126	49,181
	Danone SA	448,433	38,586
	Societe Generale SA	515,726	26,889
	Orange SA	1,373,969	19,934
	Cie Generale des Etablissements Michelin SCA	494,051	18,065
	Veolia Environnement SA	456,198	16,662
	Publicis Groupe SA	162,898	16,574
	Pernod Ricard SA	138,659	15,030
	Credit Agricole SA	720,917	13,522
*	Engie SA Loyalty Shares	582,347	12,036
	Engie SA (XPAR)	480,799	9,937
	Renault SA	136,505	7,250
	Eiffage SA	52,672	7,167
	Bureau Veritas SA	214,776	6,818
	Bouygues SA	129,073	5,673
	Carrefour SA	364,491	5,622
	Edenred SE	172,541	5,381
	Getlink SE	252,011	4,785
	Teleperformance SE	40,471	4,438
	Rexel SA	157,742	4,383
	SCOR SE	122,634	3,864
	Arkema SA	43,710	3,323
[2]	Amundi SA	41,384	3,269
*	Engie SA Prime de fidelite 2026	141,167	2,918
	Aeroports de Paris SA	22,635	2,830
[2]	FDJ UNITED	68,819	2,453
	Wendel SE	19,029	1,871
*	Sodexo Inc. (Prime Fidelite 2026)	26,287	1,669
	SEB SA (XPAR)	17,395	1,641
*	Eurazeo SE-PF- 2027	21,624	1,573
	Vivendi SE	449,771	1,403
	Sodexo SA (XPAR)	21,594	1,371
*	Engie SA	52,246	1,076
[2]	Ayvens SA	95,011	963
	Eurazeo SE (XPAR)	13,095	957
*	Sodexo Prime De Fidelite 2027	10,878	691
			603,526
Germany (5.5%)
	Allianz SE (Registered)	276,027	114,158
	Deutsche Telekom AG (Registered)	2,358,089	84,697
*	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	94,585	64,754
	Deutsche Bank AG (Registered)	1,347,138	35,322
	Mercedes-Benz Group AG	555,253	33,198
*	BASF SE	637,058	32,534
	Deutsche Post AG	696,815	29,774
	E.ON SE	1,589,626	27,802
	RWE AG	528,078	20,507
[1]	Commerzbank AG	643,618	17,035
	Vonovia SE	502,518	16,669
[1]	Bayerische Motoren Werke AG (XETR)	195,549	16,586
	Daimler Truck Holding AG	364,621	14,649
	Hannover Rueck SE	43,075	13,827
	Fresenius Medical Care AG	153,660	7,818
	Continental AG	77,380	6,049
	Talanx AG	42,853	4,918
	LEG Immobilien SE (XETR)	53,011	4,494
	Evonik Industries AG	184,736	4,152
	Volkswagen AG	32,937	3,677
	Deutsche Lufthansa AG (Registered)	430,132	3,091
	HOCHTIEF AG	13,163	2,490
	Traton SE	44,290	1,459
[2]	DWS Group GmbH & Co. KGaA	22,233	1,170
*	RTL Group SA	25,389	1,041
[1]	Wacker Chemie AG	13,005	983
	Deutsche Wohnen SE	33,134	842
	FUCHS SE	19,999	769
			564,465

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
Greece (0.4%)
	National Bank of Greece SA	600,898	6,378
	Eurobank Ergasias Services & Holdings SA Class A	1,814,329	5,149
	Piraeus Financial Holdings SA	724,074	4,066
	Metlen Energy & Metals SA	77,898	3,687
	Alpha Services & Holdings SA	1,503,724	3,666
	OPAP SA	135,870	3,019
	Hellenic Telecommunications Organization SA	133,526	2,534
	JUMBO SA	78,969	2,493
	Public Power Corp. SA	140,433	2,105
	Motor Oil Hellas Corinth Refineries SA	39,276	952
	Optima bank SA	47,928	871
	Athens International Airport SA	53,622	556
	HELLENiQ ENERGY Holdings SA	61,142	528
	Aegean Airlines SA	26,960	362
	Piraeus Port Authority SA	6,238	279
	Holding Co. ADMIE IPTO SA	84,889	278
	Autohellas Tourist & Trading SA	12,031	155
	Quest Holdings SA	15,810	113
			37,191
Hong Kong (1.8%)
	Hong Kong Exchanges & Clearing Ltd.	855,200	37,363
	CK Hutchison Holdings Ltd.	1,884,000	10,624
	BOC Hong Kong Holdings Ltd.	2,553,500	10,593
	CLP Holdings Ltd.	1,176,500	10,032
	Sun Hung Kai Properties Ltd.	1,040,000	9,866
	Hang Seng Bank Ltd.	508,400	7,097
	Hong Kong & China Gas Co. Ltd.	7,612,400	6,849
	Power Assets Holdings Ltd.	997,099	6,594
	Lenovo Group Ltd.	5,506,000	6,368
	Jardine Matheson Holdings Ltd.	140,704	6,252
	CK Asset Holdings Ltd.	1,363,084	5,569
	Galaxy Entertainment Group Ltd.	1,533,000	5,537
[2]	WH Group Ltd.	5,566,599	4,978
	Shenzhou International Group Holdings Ltd.	540,800	3,749
	MTR Corp. Ltd.	1,052,500	3,633
	Hongkong Land Holdings Ltd.	730,000	3,573
	Swire Pacific Ltd. Class A	365,788	3,163
	CK Infrastructure Holdings Ltd.	438,472	2,955
	Henderson Land Development Co. Ltd.	969,587	2,750
	Wharf Real Estate Investment Co. Ltd.	1,149,000	2,748
	SITC International Holdings Co. Ltd.	943,000	2,611
	Sino Land Co. Ltd.	2,504,000	2,573
	PCCW Ltd.	3,099,793	2,066
	Swire Properties Ltd.	779,898	1,723
	Chow Tai Fook Jewellery Group Ltd.	1,267,000	1,694
[2]	Samsonite Group SA	929,700	1,666
	Bank of East Asia Ltd.	1,009,580	1,388
	Orient Overseas International Ltd.	90,500	1,264
[2]	Budweiser Brewing Co. APAC Ltd.	1,183,400	1,250
	Xinyi Glass Holdings Ltd.	1,235,000	1,156
	Hang Lung Properties Ltd.	1,379,000	1,131
	First Pacific Co. Ltd.	1,618,000	1,089
	Kerry Properties Ltd.	462,500	1,086
[2]	BOC Aviation Ltd.	140,400	1,052
	Hang Lung Group Ltd.	622,000	893
	Cathay Pacific Airways Ltd.	692,000	795
	Hysan Development Co. Ltd.	478,000	779
	VTech Holdings Ltd.	110,800	744
	Yue Yuen Industrial Holdings Ltd.	493,000	708
	MGM China Holdings Ltd.	516,800	670
	CTF Services Ltd.	589,000	558
	Man Wah Holdings Ltd.	1,006,000	535
	DFI Retail Group Holdings Ltd. (Registered)	207,700	524
	Johnson Electric Holdings Ltd.	247,000	450
	Dah Sing Banking Group Ltd.	256,800	277
	Swire Pacific Ltd. Class B	122,500	169
	KLN Logistics Group Ltd.	125,500	101
			179,245

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
Hungary (0.2%)
	OTP Bank Nyrt	167,719	12,389
	Richter Gedeon Nyrt	104,378	3,166
	MOL Hungarian Oil & Gas plc	319,700	2,707
*	Magyar Telekom Telecommunications plc	226,061	1,069
			19,331
Iceland (0.0%)
[2]	Arion Banki HF	971,320	1,166
	Islandsbanki HF	825,561	691
	Eimskipafelag Islands hf	67,212	190
			2,047
India (1.3%)
	NTPC Ltd.	3,390,671	14,205
	HCL Technologies Ltd.	758,209	14,063
	Power Grid Corp. of India Ltd.	3,006,910	10,921
	ITC Ltd.	2,149,704	10,824
	Oil & Natural Gas Corp. Ltd.	2,776,748	8,035
	Tech Mahindra Ltd.	435,996	7,755
	Coal India Ltd.	1,624,259	7,401
	Vedanta Ltd.	1,135,573	5,639
	Bharat Petroleum Corp. Ltd. (XNSE)	1,435,347	5,260
	Power Finance Corp. Ltd.	1,041,030	5,036
	Indian Oil Corp. Ltd.	2,933,423	4,783
	Bajaj Auto Ltd.	48,039	4,564
	REC Ltd.	894,152	4,463
	Hero MotoCorp Ltd.	93,647	4,243
	Gail India Ltd.	1,888,106	4,221
	Hindustan Petroleum Corp. Ltd.	653,985	2,927
	Bank of Baroda	743,450	2,200
	Petronet LNG Ltd.	538,309	1,998
	NMDC Ltd.	2,482,349	1,904
	Oil India Ltd.	384,896	1,870
	Oracle Financial Services Software Ltd.	16,565	1,712
	Union Bank of India Ltd.	1,081,565	1,611
	Canara Bank	1,311,911	1,512
	Hindustan Zinc Ltd.	265,188	1,382
	National Aluminium Co. Ltd.	636,991	1,181
[2]	Nippon Life India Asset Management Ltd.	124,651	941
	Bank of India	661,875	903
	Castrol India Ltd.	349,518	818
	Sun TV Network Ltd.	62,445	458
			132,830
Indonesia (0.6%)
	Bank Central Asia Tbk PT	39,744,700	21,132
	Bank Rakyat Indonesia Persero Tbk PT	50,039,659	11,590
	Bank Mandiri Persero Tbk PT	31,717,200	9,366
	Telkom Indonesia Persero Tbk PT	33,389,100	5,263
	Astra International Tbk PT	14,557,500	4,207
	Bank Negara Indonesia Persero Tbk PT	10,705,600	2,698
	Indofood Sukses Makmur Tbk PT	3,246,100	1,566
	United Tractors Tbk PT	1,076,604	1,471
	Indofood CBP Sukses Makmur Tbk PT	1,617,400	1,105
	Alamtri Resources Indonesia Tbk PT	7,556,200	866
	Perusahaan Gas Negara Persero Tbk PT	7,115,000	722
	Dayamitra Telekomunikasi PT	13,072,900	488
	Bukit Asam Tbk PT	2,655,600	442
	Sarana Menara Nusantara Tbk PT	12,648,200	434
	Indosat Tbk PT	3,855,600	406
	Unilever Indonesia Tbk PT	3,791,700	391
	Semen Indonesia Persero Tbk PT	2,447,800	386
	Indocement Tunggal Prakarsa Tbk PT	1,021,600	329
	Avia Avian Tbk PT	10,652,439	267
	Trimegah Bangun Persada Tbk PT	4,992,207	210
	Bank Danamon Indonesia Tbk PT	432,400	63
			63,402
Ireland (0.2%)
	AIB Group plc	1,461,070	9,820
	Bank of Ireland Group plc	719,700	8,450

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Glanbia plc (XDUB)	131,311	1,700
			19,970
Israel (0.6%)
	Bank Leumi Le-Israel BM	1,072,810	15,235
	Bank Hapoalim BM	957,907	14,051
	Israel Discount Bank Ltd. Class A	888,123	6,634
	Mizrahi Tefahot Bank Ltd.	108,707	5,505
	ICL Group Ltd.	525,207	3,506
	Phoenix Financial Ltd.	176,767	3,481
	Bezeq The Israeli Telecommunication Corp. Ltd.	1,486,976	2,261
	First International Bank of Israel Ltd.	37,835	2,078
	Harel Insurance Investments & Financial Services Ltd.	74,273	1,235
	Delek Group Ltd.	6,269	1,000
	Menora Mivtachim Holdings Ltd.	15,495	821
	Amot Investments Ltd.	142,539	754
	Energix-Renewable Energies Ltd.	189,761	562
	Gav-Yam Lands Corp. Ltd.	35,365	314
			57,437
Italy (3.3%)
	UniCredit SpA	1,123,852	65,387
	Intesa Sanpaolo SpA	11,264,684	60,134
	Enel SpA	5,563,532	48,230
	Generali	882,325	32,247
	Eni SpA	1,517,853	21,738
	Stellantis NV	1,489,718	13,862
	Banco BPM SpA	1,083,487	12,094
	Terna - Rete Elettrica Nazionale	1,004,806	9,992
	Snam SpA	1,626,761	9,337
	FinecoBank Banca Fineco SpA	438,993	8,785
	Mediobanca Banca di Credito Finanziario SpA	387,970	7,936
[2]	Poste Italiane SpA	323,899	6,574
	Banca Monte dei Paschi di Siena SpA	752,088	6,360
	BPER Banca SpA	755,992	6,140
	Unipol Assicurazioni SpA	269,373	4,832
	Tenaris SA	274,266	4,573
[2]	Infrastrutture Wireless Italiane SpA	247,802	2,959
	Hera SpA	607,529	2,876
	Italgas SpA	349,025	2,868
	A2A SpA	1,105,176	2,811
	Banca Mediolanum SpA	163,690	2,447
[2]	Pirelli & C SpA	277,046	1,713
			333,895
Japan (14.1%)
	Toyota Motor Corp.	8,298,261	158,492
	Mitsubishi UFJ Financial Group Inc.	7,999,300	100,784
	Sumitomo Mitsui Financial Group Inc.	2,633,462	62,827
	Tokio Marine Holdings Inc.	1,346,802	53,983
	Mitsubishi Corp.	2,661,800	50,538
	ITOCHU Corp.	953,784	48,779
	Mizuho Financial Group Inc.	1,817,863	45,451
	Mitsui & Co. Ltd.	2,044,724	41,347
	KDDI Corp.	2,119,448	37,564
	Takeda Pharmaceutical Co. Ltd.	1,109,700	33,567
	Honda Motor Co. Ltd.	3,287,900	33,454
	Softbank Corp.	19,575,520	29,623
	Japan Tobacco Inc.	786,000	24,215
	Sompo Holdings Inc.	675,700	22,143
	MS&AD Insurance Group Holdings Inc.	922,500	20,968
	Nippon Telegraph & Telephone Corp.	19,847,700	20,746
	Sumitomo Corp.	840,838	20,530
	Marubeni Corp.	1,133,200	20,090
	Canon Inc.	645,100	19,908
	Komatsu Ltd.	638,720	18,471
	Dai-ichi Life Holdings Inc.	2,518,500	18,185
	Denso Corp.	1,302,484	16,818
	Bridgestone Corp.	400,730	16,757
	ORIX Corp.	775,000	15,547
	Daiwa House Industry Co. Ltd.	413,400	14,958
	Nippon Steel Corp.	689,400	14,510

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Japan Post Bank Co. Ltd.	1,327,211	13,646
	Japan Post Holdings Co. Ltd.	1,326,841	12,897
	Astellas Pharma Inc.	1,285,300	12,871
	Sumitomo Mitsui Trust Group Inc.	499,078	12,347
	Nomura Holdings Inc.	2,097,414	11,690
	Nippon Yusen KK	294,900	9,635
	Toyota Tsusho Corp.	478,090	9,501
	ENEOS Holdings Inc.	1,957,551	9,424
	Sekisui House Ltd.	386,002	8,874
	Sumitomo Electric Industries Ltd.	537,100	8,633
	Kirin Holdings Co. Ltd.	555,500	8,403
	Kansai Electric Power Co. Inc.	678,700	8,362
	T&D Holdings Inc.	373,200	7,941
[1]	Mitsui OSK Lines Ltd.	233,010	7,760
	Kajima Corp.	318,600	7,607
	Subaru Corp.	414,009	7,497
	Obayashi Corp.	477,700	7,412
	Inpex Corp.	588,900	7,367
	Daiwa Securities Group Inc.	962,414	6,329
	Asahi Kasei Corp.	884,600	6,165
	Chubu Electric Power Co. Inc.	468,400	6,082
	Eisai Co. Ltd.	194,600	5,625
	Isuzu Motors Ltd.	402,300	5,410
	SBI Holdings Inc.	196,500	5,167
	Idemitsu Kosan Co. Ltd.	829,274	5,139
	Concordia Financial Group Ltd.	766,900	4,960
	Yamaha Motor Co. Ltd.	626,051	4,917
	JFE Holdings Inc.	416,500	4,851
	Sekisui Chemical Co. Ltd.	277,100	4,842
	Aisin Corp.	380,400	4,832
	Daito Trust Construction Co. Ltd.	40,800	4,543
	Mitsubishi Chemical Group Corp.	911,500	4,431
	Hulic Co. Ltd.	421,086	4,403
	Chiba Bank Ltd.	479,000	4,259
	Mitsubishi HC Capital Inc. (XTKS)	595,020	4,209
	AGC Inc.	127,200	3,971
	Shimizu Corp.	370,200	3,955
	Niterra Co. Ltd.	123,600	3,848
	Kawasaki Kisen Kaisha Ltd.	276,400	3,791
	Dentsu Group Inc.	178,600	3,745
	Sumitomo Metal Mining Co. Ltd.	167,400	3,714
*	Nissan Motor Co. Ltd.	1,524,100	3,628
	Ono Pharmaceutical Co. Ltd.	304,700	3,507
	Sojitz Corp.	148,000	3,501
	Shizuoka Financial Group Inc.	313,400	3,483
	Mebuki Financial Group Inc.	662,300	3,236
	Fukuoka Financial Group Inc.	115,200	3,044
	Seiko Epson Corp.	217,100	3,012
	Tokyu Fudosan Holdings Corp.	422,600	2,960
	Sumitomo Forestry Co. Ltd.	101,800	2,931
	Oji Holdings Corp.	608,200	2,871
	Brother Industries Ltd.	162,700	2,859
	Tosoh Corp.	202,600	2,856
	Nippon Express Holdings Inc.	156,400	2,793
	Mitsui Chemicals Inc.	127,000	2,791
	Kobe Steel Ltd.	236,100	2,769
	Kyushu Railway Co.	104,900	2,715
	Haseko Corp.	188,486	2,692
	Japan Post Insurance Co. Ltd.	133,500	2,684
	Kyushu Electric Power Co. Inc.	299,100	2,666
	Sumitomo Chemical Co. Ltd.	1,080,900	2,613
	Nissan Chemical Corp.	88,900	2,600
	Kuraray Co. Ltd.	216,400	2,528
	Marui Group Co. Ltd.	127,000	2,528
	Tokyo Tatemono Co. Ltd.	136,900	2,454
	Tohoku Electric Power Co. Inc.	339,600	2,441
	Mazda Motor Corp.	408,200	2,441
	Hitachi Construction Machinery Co. Ltd.	81,600	2,439
	Nomura Real Estate Holdings Inc.	401,700	2,389
	Credit Saison Co. Ltd.	101,200	2,363

International High Dividend Yield Index Fund
	Shares	Market Value• ($000)
Persol Holdings Co. Ltd.	1,303,200	2,360
Open House Group Co. Ltd.	53,100	2,355
Tsuruha Holdings Inc.	28,800	2,317
Amada Co. Ltd.	228,300	2,286
Iyogin Holdings Inc.	189,100	2,193
Lixil Corp.	185,000	2,180
NGK Insulators Ltd.	175,200	2,162
THK Co. Ltd.	85,200	2,099
Fujitec Co. Ltd.	52,700	2,065
Electric Power Development Co. Ltd.	117,500	2,063
Nikon Corp.	212,500	2,043
Mitsubishi Gas Chemical Co. Inc.	129,200	1,969
Tokyo Century Corp.	182,891	1,926
Japan Airlines Co. Ltd.	104,100	1,886
Alfresa Holdings Corp.	123,300	1,861
Toyo Seikan Group Holdings Ltd.	106,000	1,851
COMSYS Holdings Corp.	82,400	1,826
Sankyo Co. Ltd.	117,100	1,782
Sumitomo Heavy Industries Ltd.	85,400	1,778
Air Water Inc.	129,200	1,762
Cosmo Energy Holdings Co. Ltd.	42,340	1,738
Zenkoku Hosho Co. Ltd.	77,100	1,673
Hirogin Holdings Inc.	200,100	1,663
Sumitomo Rubber Industries Ltd.	130,300	1,641
EXEO Group Inc.	136,100	1,589
Kamigumi Co. Ltd.	64,600	1,581
DMG Mori Co. Ltd.	90,300	1,570
Yamaguchi Financial Group Inc.	132,800	1,569
Iida Group Holdings Co. Ltd.	98,100	1,553
Sankyu Inc.	34,400	1,506
Mitsubishi Materials Corp.	93,900	1,481
Daicel Corp.	172,700	1,470
Aozora Bank Ltd.	103,400	1,428
Alps Alpine Co. Ltd.	139,600	1,418
Seino Holdings Co. Ltd.	89,600	1,410
Tsumura & Co.	46,500	1,398
Toyo Tire Corp.	74,600	1,395
Yamato Kogyo Co. Ltd.	23,100	1,376
Macnica Holdings Inc.	97,900	1,361
Amano Corp.	46,700	1,360
NSK Ltd.	309,200	1,351
Kokuyo Co. Ltd.	64,700	1,326
Nippon Electric Glass Co. Ltd.	57,600	1,318
Taiyo Yuden Co. Ltd.	87,100	1,314
Nagase & Co. Ltd.	74,500	1,312
JTEKT Corp.	163,400	1,262
Chugin Financial Group Inc.	112,000	1,258
DIC Corp.	63,300	1,235
Yamada Holdings Co. Ltd.	379,800	1,224
Zeon Corp.	124,600	1,222
Morinaga Milk Industry Co. Ltd.	51,400	1,221
Mitsubishi Motors Corp.	435,400	1,205
JGC Holdings Corp.	146,400	1,171
NHK Spring Co. Ltd.	103,900	1,155
INFRONEER Holdings Inc.	134,500	1,147
Canon Marketing Japan Inc.	32,000	1,133
Ulvac Inc.	33,200	1,126
Maruichi Steel Tube Ltd.	46,100	1,089
Casio Computer Co. Ltd.	137,200	1,073
Nippon Kayaku Co. Ltd.	113,600	1,070
Toda Corp.	166,600	1,061
Fuyo General Lease Co. Ltd.	37,800	1,055
Mitsui Mining & Smelting Co. Ltd.	38,000	1,033
K's Holdings Corp.	106,600	1,021
UBE Corp.	67,900	996
Mabuchi Motor Co. Ltd.	65,400	955
Daido Steel Co. Ltd.	124,620	939
NOK Corp.	64,800	895
Shikoku Electric Power Co. Inc.	108,900	895
Nippon Shokubai Co. Ltd.	75,700	887

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Tokai Carbon Co. Ltd.	136,100	878
	Denka Co. Ltd.	63,600	868
	Toyoda Gosei Co. Ltd.	44,300	851
	Aica Kogyo Co. Ltd.	36,500	846
	Seven Bank Ltd.	456,600	822
	Sotetsu Holdings Inc.	52,800	805
	Rengo Co. Ltd.	142,300	794
	Kaneka Corp.	31,900	780
	Nihon M&A Center Holdings Inc.	189,300	772
	OKUMA Corp.	33,400	750
	Acom Co. Ltd.	248,300	696
	AEON Financial Service Co. Ltd.	78,800	652
	TS Tech Co. Ltd.	56,900	643
	Toyota Boshoku Corp.	44,100	633
	Itoham Yonekyu Holdings Inc.	18,160	569
	Heiwa Corp.	34,900	543
	Pola Orbis Holdings Inc.	45,000	413
	Matsui Securities Co. Ltd.	58,500	302
			1,440,614
Kuwait (0.2%)
	National Bank of Kuwait SAKP	5,928,599	18,438
	Mobile Telecommunications Co. KSCP	1,602,290	2,475
	Gulf Bank KSCP	1,590,832	1,746
	Agility Public Warehousing Co. KSC	1,089,098	935
	Burgan Bank SAK	699,863	515
			24,109
Malaysia (0.7%)
	Malayan Banking Bhd.	5,437,697	12,601
	Public Bank Bhd.	10,637,800	11,028
	Tenaga Nasional Bhd.	3,282,633	10,557
	CIMB Group Holdings Bhd.	5,974,900	9,870
	MISC Bhd.	1,508,844	2,624
	CelcomDigi Bhd.	2,840,100	2,517
	AMMB Holdings Bhd.	2,095,900	2,508
	Petronas Gas Bhd.	606,232	2,458
	RHB Bank Bhd.	1,460,900	2,253
	Hong Leong Bank Bhd.	437,600	2,028
	Maxis Bhd.	2,099,300	1,805
	Kuala Lumpur Kepong Bhd.	393,500	1,790
	Petronas Chemicals Group Bhd.	2,025,100	1,728
	Axiata Group Bhd.	3,254,000	1,584
	YTL Corp. Bhd.	3,256,923	1,449
	PPB Group Bhd.	492,300	1,418
	Sime Darby Bhd.	2,817,600	1,358
	Telekom Malaysia Bhd.	812,400	1,280
	IJM Corp. Bhd.	2,412,000	1,270
	Genting Bhd.	1,514,600	1,124
	Petronas Dagangan Bhd.	241,000	1,102
	Alliance Bank Malaysia Bhd.	791,900	804
	Genting Malaysia Bhd.	1,998,900	795
	Hong Leong Financial Group Bhd.	170,000	677
	FGV Holdings Bhd.	301,300	76
			76,704
Mexico (1.0%)
	Grupo Financiero Banorte SAB de CV Class O	2,069,900	17,787
	America Movil SAB de CV Series B	15,963,800	13,774
	Fomento Economico Mexicano SAB de CV	1,243,500	13,086
	Grupo Mexico SAB de CV Series B	2,264,200	11,765
	Wal-Mart de Mexico SAB de CV	3,685,035	11,679
	Grupo Aeroportuario del Pacifico SAB de CV Class B	279,840	5,682
	Grupo Aeroportuario del Sureste SAB de CV Class B	133,675	4,234
	Arca Continental SAB de CV	387,100	4,074
	Coca-Cola Femsa SAB de CV	376,825	3,549
	Grupo Aeroportuario del Centro Norte SAB de CV	200,400	2,213
	Promotora y Operadora de Infraestructura SAB de CV	157,070	1,757
	Corp. Inmobiliaria Vesta SAB de CV	618,500	1,686
	Qualitas Controladora SAB de CV	143,900	1,586
[2]	Banco del Bajio SA	586,900	1,405
	Gentera SAB de CV	716,100	1,250

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Regional SAB de CV	169,600	1,187
	Kimberly-Clark de Mexico SAB de CV Class A	596,600	1,052
	El Puerto de Liverpool SAB de CV Class C1	133,900	615
	Operadora De Sites Mexicanos SAB de CV Class A-1	736,900	606
	Megacable Holdings SAB de CV	212,100	519
	Orbia Advance Corp. SAB de CV	638,433	427
	Alpek SAB de CV	315,500	161
			100,094
Netherlands (1.2%)
	ING Groep NV	2,103,773	40,854
	Koninklijke Ahold Delhaize NV	647,034	26,566
	Koninklijke KPN NV	2,696,760	12,545
	NN Group NV	192,825	11,824
[2]	ABN AMRO Bank NV	354,186	7,340
	ASR Nederland NV	104,403	6,588
	Aegon Ltd.	937,483	6,030
	Randstad NV	75,962	3,049
	JDE Peet's NV	112,117	2,714
	Koninklijke Vopak NV	43,062	1,781
[2]	CTP NV	80,674	1,515
			120,806
New Zealand (0.1%)
	Contact Energy Ltd.	576,260	3,036
	Meridian Energy Ltd.	897,977	2,923
	Spark New Zealand Ltd.	1,345,013	1,666
	Mercury NZ Ltd.	491,466	1,631
	Air New Zealand Ltd.	987,379	340
			9,596
Norway (0.7%)
	DNB Bank ASA	705,270	17,630
	Equinor ASA	586,425	13,274
	Telenor ASA	441,621	6,633
	Mowi ASA	315,067	5,777
	Orkla ASA	515,404	5,748
	Norsk Hydro ASA	915,905	4,858
	Aker BP ASA	219,983	4,723
	Yara International ASA	117,051	3,799
	Gjensidige Forsikring ASA	119,114	2,787
	Salmar ASA	45,889	2,268
	Var Energi ASA	649,225	1,785
	Aker ASA Class A	15,760	914
			70,196
Philippines (0.2%)
	International Container Terminal Services Inc.	784,590	4,799
	Bank of the Philippine Islands	1,516,100	3,801
	Manila Electric Co.	191,980	1,959
	Metropolitan Bank & Trust Co.	1,287,970	1,775
	PLDT Inc.	65,455	1,525
	Universal Robina Corp.	592,910	878
	Globe Telecom Inc.	22,281	774
[2]	Monde Nissin Corp.	5,135,300	715
	Semirara Mining & Power Corp.	858,520	523
	DMCI Holdings Inc.	2,382,300	452
	LT Group Inc.	2,000,600	426
	Puregold Price Club Inc.	677,200	387
	Megaworld Corp.	6,440,000	206
*,3	Metro Pacific Investments Corp.	60	3
			18,223
Poland (0.4%)
	Powszechna Kasa Oszczednosci Bank Polski SA	610,674	11,741
	ORLEN SA	412,679	7,452
*	Bank Polska Kasa Opieki SA	126,423	6,336
	Powszechny Zaklad Ubezpieczen SA	400,191	6,243
	Santander Bank Polska SA	27,799	4,276
	LPP SA	933	3,819
			39,867

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
Portugal (0.2%)
	EDP SA	2,152,754	8,485
	Jeronimo Martins SGPS SA	197,550	4,781
	Galp Energia SGPS SA	308,219	4,776
	Banco Comercial Portugues SA Class R	5,487,311	3,510
			21,552
Qatar (0.5%)
	Qatar National Bank QPSC	3,186,152	14,613
	Qatar Islamic Bank QPSC	1,202,169	6,973
	Industries Qatar QSC	1,128,756	3,893
	Commercial Bank PSQC	2,381,537	2,816
	Ooredoo QPSC	786,220	2,801
	Al Rayan Bank	4,432,848	2,722
	Qatar International Islamic Bank QSC	845,885	2,465
	Qatar Gas Transport Co. Ltd.	1,955,435	2,458
	Qatar Navigation QSC	731,753	2,229
	Mesaieed Petrochemical Holding Co.	4,381,764	1,697
	Qatar Fuel QSC	410,924	1,693
	Qatar Electricity & Water Co. QSC	351,960	1,477
	Dukhan Bank	1,269,832	1,221
	Barwa Real Estate Co.	1,410,069	1,085
	Vodafone Qatar QSC	1,162,906	754
	Qatar Aluminum Manufacturing Co.	1,893,585	667
			49,564
Romania (0.1%)
	Banca Transilvania SA	581,181	3,740
	OMV Petrom SA	12,262,868	1,995
	Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	55,481	1,493
	Societatea Nationala Nuclearelectrica SA	42,394	389
	One United Properties SA	33,821	139
			7,756
Russia (0.0%)
*,3	Inter Rao Ues PJSC	11,522,470	—
*,3	Sberbank of Russia PJSC	3,446,575	—
*,3	Moscow Exchange MICEX-RTS PJSC	482,108	—
*,3	GMK Norilskiy Nickel PAO	1,145,800	—
*,3	Severstal PAO GDR (Registered)	34,635	—
*,3	VTB Bank PJSC GDR (Registered)	802,016	—
*,3	Alrosa PJSC	840,362	—
*,3	PhosAgro PJSC (MISX)	7,446	—
*,3	United Co. RUSAL International PJSC	796,030	—
*,3	Unipro PJSC	4,903,000	—
*,3	Polyus PJSC	95,490	—
*,3	RusHydro PJSC	41,940,310	—
*,3	Rostelecom PJSC	343,830	—
*,3	Tatneft PJSC	243,415	—
*,3	Novolipetsk Steel PJSC	373,254	—
*,3	Mobile TeleSystems PJSC	18,732	—
*,3	Magnit PJSC	20,521	—
*,3	Novatek PJSC	356,672	—
*,3	Gazprom PJSC	2,023,010	—
*,3	Mosenergo PJSC	1,739,000	—
*,3	Federal Grid Co. - Rosseti PJSC	83,950,000	—
*,3	Lukoil PJSC	76,646	—
*,3	Rosneft Oil Co. PJSC	211,479	—
*,3	Magnitogorsk Iron & Steel Works PJSC	732,540	—
*,3	Sistema AFK PAO	903,430	—
*,3	Severstal PAO PJSC	28,686	—
*,3	PhosAgro PJSC	91	—
*,3	PhosAgro PJSC GDR (Registered)	14,173	—
			—
Saudi Arabia (1.3%)
[2]	Saudi Arabian Oil Co.	4,131,867	27,935
	Saudi National Bank	2,089,127	19,905
	Saudi Telecom Co.	1,360,797	17,276
	Saudi Basic Industries Corp.	644,419	10,479
	Riyad Bank	1,054,172	8,654
	Alinma Bank	882,095	6,832

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Saudi Awwal Bank	680,152	6,364
	Etihad Etisalat Co.	271,548	4,549
	SABIC Agri-Nutrients Co.	167,132	4,403
	Banque Saudi Fransi	872,244	4,272
	Arab National Bank	638,159	3,660
	Bupa Arabia for Cooperative Insurance Co.	53,724	2,408
	Saudi Electricity Co.	551,211	2,201
	Saudi Investment Bank	436,522	1,754
	Yanbu National Petrochemical Co.	196,208	1,673
	Jarir Marketing Co.	423,025	1,425
	Sahara International Petrochemical Co.	250,964	1,272
	Mobile Telecommunications Co. Saudi Arabia	317,562	1,081
	Nahdi Medical Co.	34,792	1,054
	Saudi Industrial Investment Group	260,738	1,052
	Saudi Aramco Base Oil Co.	35,561	942
	Saudia Dairy & Foodstuff Co.	10,984	895
[2]	Arabian Centres Co. Ltd.	166,601	880
	Abdullah Al Othaim Markets Co.	306,636	738
	United Electronics Co.	28,572	716
	Saudi Cement Co.	55,632	683
	Power & Water Utility Co. for Jubail & Yanbu	56,075	654
	Qassim Cement Co.	36,699	517
	Arabian Drilling Co.	17,542	404
			134,678
Singapore (1.6%)
	DBS Group Holdings Ltd.	1,441,985	46,849
	Oversea-Chinese Banking Corp. Ltd.	2,516,300	31,141
	United Overseas Bank Ltd.	866,445	23,012
	Singapore Telecommunications Ltd.	5,370,788	15,539
	Singapore Exchange Ltd.	588,232	6,471
	Singapore Technologies Engineering Ltd.	1,091,100	6,195
	Keppel Ltd.	1,010,212	5,079
[1]	Singapore Airlines Ltd.	988,900	5,075
	Capitaland Investment Ltd.	1,691,700	3,565
	Wilmar International Ltd.	1,433,700	3,363
	Sembcorp Industries Ltd.	642,900	3,252
	Genting Singapore Ltd.	4,287,200	2,431
	Thai Beverage PCL	6,020,900	2,307
	Venture Corp. Ltd.	208,300	1,849
	ComfortDelGro Corp. Ltd.	1,510,900	1,773
	NetLink NBN Trust	2,047,000	1,434
	Jardine Cycle & Carriage Ltd.	45,600	906
	Olam Group Ltd.	808,600	599
	Hutchison Port Holdings Trust	3,485,500	519
	SIA Engineering Co. Ltd.	195,600	335
	StarHub Ltd.	342,800	307
			162,001
South Africa (1.1%)
	Anglogold Ashanti plc	358,445	14,923
	Gold Fields Ltd.	632,241	14,181
	FirstRand Ltd.	3,576,670	14,004
	Standard Bank Group Ltd.	945,060	11,802
	MTN Group Ltd.	1,239,713	8,205
	Sanlam Ltd.	1,275,666	5,808
[1]	Absa Group Ltd.	591,961	5,463
	Shoprite Holdings Ltd.	340,825	5,244
	Nedbank Group Ltd.	332,223	4,538
	Bidvest Group Ltd.	244,807	3,104
	Vodacom Group Ltd.	413,842	3,062
	Outsurance Group Ltd.	600,529	2,470
	Mr Price Group Ltd.	179,827	2,298
[1]	Anglo American Platinum Ltd.	63,939	2,190
	Woolworths Holdings Ltd.	655,023	2,031
	Old Mutual Ltd.	3,283,857	2,004
	Tiger Brands Ltd.	118,434	1,847
[1]	Northam Platinum Holdings Ltd.	258,226	1,733
	Foschini Group Ltd.	228,692	1,593
*	Sasol Ltd.	411,234	1,420
	Exxaro Resources Ltd.	137,187	1,123

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Investec Ltd.	177,211	1,106
	Kumba Iron Ore Ltd.	39,200	685
[1]	African Rainbow Minerals Ltd.	74,806	627
	Santam Ltd.	27,581	598
			112,059
South Korea (1.3%)
	KB Financial Group Inc.	238,025	15,043
	Hyundai Motor Co.	98,491	13,198
	Shinhan Financial Group Co. Ltd.	342,181	12,366
	Kia Corp.	177,586	11,286
	POSCO Holdings Inc.	53,407	9,760
	Hana Financial Group Inc.	184,207	8,354
	Woori Financial Group Inc.	484,810	6,037
	Samsung Fire & Marine Insurance Co. Ltd.	22,140	5,841
	KT&G Corp.	69,072	5,575
	Korea Electric Power Corp.	183,372	3,307
	Samsung Life Insurance Co. Ltd.	52,894	3,212
[1]	LG Corp.	62,392	2,922
[1]	HMM Co. Ltd.	206,827	2,662
	Coway Co. Ltd.	40,157	2,473
	SK Inc.	24,938	2,321
[1]	Industrial Bank of Korea	195,667	2,112
	Hyundai Glovis Co. Ltd.	26,199	2,101
	DB Insurance Co. Ltd.	32,051	2,065
	Samsung Securities Co. Ltd.	45,711	1,676
	HD Hyundai Co. Ltd.	30,060	1,662
	Korea Investment Holdings Co. Ltd.	26,998	1,576
	Samsung E&A Co. Ltd.	114,310	1,546
	Hankook Tire & Technology Co. Ltd.	53,239	1,546
[1]	Mirae Asset Securities Co. Ltd.	185,374	1,541
	BNK Financial Group Inc.	196,236	1,430
	LG Uplus Corp.	155,203	1,310
	Doosan Bobcat Inc.	34,875	1,199
	NH Investment & Securities Co. Ltd.	96,061	1,039
	Hyundai Steel Co.	59,280	1,021
	Misto Holdings Corp.	36,387	946
	Kumho Petrochemical Co. Ltd.	10,970	918
	Kangwon Land Inc.	76,724	876
	GS Holdings Corp.	30,796	837
	iM Financial Group Co. Ltd.	106,994	774
	Cheil Worldwide Inc.	51,206	668
*	Hyundai Marine & Fire Insurance Co. Ltd.	42,367	663
	Samsung Card Co. Ltd.	20,723	612
	S-1 Corp.	13,469	600
	GS Engineering & Construction Corp.	45,925	590
	Lotte Chemical Corp.	12,593	534
	Korea Gas Corp.	18,993	517
	KEPCO Plant Service & Engineering Co. Ltd.	16,117	498
*	Hanwha Life Insurance Co. Ltd.	242,682	453
	BGF retail Co. Ltd.	5,589	422
[1]	Dongsuh Cos. Inc.	22,087	405
[1]	Lotte Shopping Co. Ltd.	7,792	370
	Lotte Corp.	19,304	306
	Hite Jinro Co. Ltd.	22,213	302
*,1	Hanon Systems	111,374	279
	GS Retail Co. Ltd.	23,478	244
			137,995
Spain (3.4%)
	Iberdrola SA (XMAD)	4,340,598	78,243
	Banco Santander SA	10,719,770	75,476
	Banco Bilbao Vizcaya Argentaria SA	4,123,558	56,592
	Industria de Diseno Textil SA	752,563	40,469
	CaixaBank SA	2,780,333	21,309
	Telefonica SA	3,034,144	15,587
[2]	Aena SME SA	50,329	12,644
	Banco de Sabadell SA	3,579,356	10,444
	Repsol SA	807,146	9,866
	Endesa SA	227,038	6,819
	Redeia Corp. SA	307,678	6,452

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Bankinter SA	460,647	5,366
[1]	Naturgy Energy Group SA	88,747	2,644
	Mapfre SA	699,226	2,489
	Acciona SA	16,619	2,422
			346,822
Sweden (1.6%)
	Volvo AB Class B	1,140,240	30,996
	Telefonaktiebolaget LM Ericsson Class B	1,985,725	16,774
	Skandinaviska Enskilda Banken AB Class A	1,052,687	16,704
	Swedbank AB Class A	616,800	15,398
	Svenska Handelsbanken AB Class A	1,014,623	13,281
	Essity AB Class B	425,946	12,318
*,2	Evolution AB	110,811	7,676
	Telia Co. AB	1,662,981	6,247
*	Boliden AB	195,793	5,999
	Securitas AB Class B	358,261	5,677
[1]	H & M Hennes & Mauritz AB Class B	389,105	5,638
	Skanska AB Class B	241,961	5,622
	Tele2 AB Class B	380,917	5,620
	SKF AB Class B	242,967	4,763
	Volvo AB Class A	118,036	3,220
	SSAB AB Class B	453,264	2,817
	Axfood AB	76,666	2,143
	SSAB AB Class A	153,521	970
	Skandinaviska Enskilda Banken AB Class C	35,202	596
	Sagax AB Class D	100,858	346
[1]	Svenska Handelsbanken AB Class B	10,740	211
	Telefonaktiebolaget LM Ericsson Class A	11	—
			163,016
Switzerland (7.9%)
	Nestle SA (Registered)	1,844,179	196,290
	Roche Holding AG	497,024	162,520
	Novartis AG (Registered)	1,416,000	161,505
	Zurich Insurance Group AG	103,556	73,449
	Holcim AG	394,880	44,127
	Swiss Re AG	207,855	37,311
	Partners Group Holding AG	15,793	20,693
	Swiss Life Holding AG (Registered)	20,184	20,153
	Swisscom AG (Registered)	18,232	12,159
	SGS SA (Registered)	110,786	10,819
[1]	Julius Baer Group Ltd.	145,521	9,437
	Kuehne & Nagel International AG (Registered)	35,163	8,098
	Swiss Prime Site AG (Registered)	54,430	7,675
	Baloise Holding AG (Registered)	32,387	7,205
	Roche Holding AG (Bearer)	19,915	6,928
	PSP Swiss Property AG (Registered)	32,021	5,702
	Helvetia Holding AG (Registered)	24,833	5,478
	Swatch Group AG (Bearer)	20,874	3,623
[1]	Adecco Group AG (Registered)	117,801	3,066
*	Banque Cantonale Vaudoise (Registered)	19,974	2,458
	Clariant AG (Registered)	167,578	1,876
	DKSH Holding AG	24,833	1,829
			802,401
Taiwan (3.7%)
	MediaTek Inc.	1,062,000	45,128
	Hon Hai Precision Industry Co. Ltd.	8,553,000	38,106
[1]	Fubon Financial Holding Co. Ltd.	5,826,218	15,442
	CTBC Financial Holding Co. Ltd.	11,746,120	14,474
*	Quanta Computer Inc.	1,902,000	14,289
	Cathay Financial Holding Co. Ltd.	6,593,973	12,150
[1]	United Microelectronics Corp.	8,422,000	11,818
	Chunghwa Telecom Co. Ltd.	2,730,000	11,037
	Mega Financial Holding Co. Ltd.	8,452,741	10,010
	E.Sun Financial Holding Co. Ltd.	10,898,000	9,666
	Asustek Computer Inc.	505,268	9,240
	ASE Technology Holding Co. Ltd.	2,011,171	8,570
	Uni-President Enterprises Corp.	3,435,000	8,255
	Yuanta Financial Holding Co. Ltd.	8,178,566	8,013
[1]	Novatek Microelectronics Corp.	410,000	6,668

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
[1]	Wistron Corp.	1,947,656	6,250
	First Financial Holding Co. Ltd.	7,580,255	6,036
	KGI Financial Holding Co. Ltd.	11,276,000	5,849
	SinoPac Financial Holdings Co. Ltd.	8,477,294	5,665
	Realtek Semiconductor Corp.	341,000	5,606
	Hua Nan Financial Holdings Co. Ltd. Class C	6,545,156	5,542
[1]	Evergreen Marine Corp. Taiwan Ltd.	771,800	5,001
	Largan Precision Co. Ltd.	68,000	4,848
	Lite-On Technology Corp.	1,529,194	4,625
	Wiwynn Corp.	74,000	4,453
	TCC Group Holdings Co. Ltd.	4,763,119	4,426
	Taishin Financial Holding Co. Ltd.	8,438,261	4,410
	Shanghai Commercial & Savings Bank Ltd.	2,677,677	3,949
	Chailease Holding Co. Ltd.	1,077,479	3,877
[1]	Elite Material Co. Ltd.	218,000	3,794
	Taiwan Mobile Co. Ltd.	1,066,000	3,785
	Pegatron Corp.	1,454,000	3,694
	Far EasTone Telecommunications Co. Ltd.	1,272,000	3,411
	President Chain Store Corp.	376,000	3,075
	Catcher Technology Co. Ltd.	434,672	2,959
	Gigabyte Technology Co. Ltd.	371,000	2,678
	Chroma ATE Inc.	284,000	2,596
	Compal Electronics Inc.	2,864,000	2,468
	Asia Cement Corp.	1,748,000	2,462
	Eva Airways Corp.	1,959,000	2,353
[1]	Inventec Corp.	1,832,994	2,341
[1]	Acer Inc.	2,035,000	2,224
	WPG Holdings Ltd.	1,049,000	2,222
	King Yuan Electronics Co. Ltd.	802,000	2,181
	Far Eastern New Century Corp.	2,095,000	2,156
	Synnex Technology International Corp.	971,000	2,154
	Micro-Star International Co. Ltd.	491,000	2,147
[1]	Vanguard International Semiconductor Corp.	745,712	2,105
	Chicony Electronics Co. Ltd.	423,370	2,040
	Cheng Shin Rubber Industry Co. Ltd.	1,298,994	2,006
*	Eclat Textile Co. Ltd.	143,200	1,867
[1]	Globalwafers Co. Ltd.	179,000	1,728
	Pou Chen Corp.	1,590,000	1,637
	Powertech Technology Inc.	477,000	1,621
	Zhen Ding Technology Holding Ltd.	454,000	1,391
	Sino-American Silicon Products Inc.	400,000	1,387
	China Airlines Ltd.	2,040,000	1,344
	ASE Technology Holding Co. Ltd. ADR	148,022	1,292
	Teco Electric & Machinery Co. Ltd.	826,000	1,266
	Taiwan High Speed Rail Corp.	1,467,000	1,245
	Feng TAY Enterprise Co. Ltd.	351,273	1,243
	Walsin Lihwa Corp.	1,870,000	1,211
	Nien Made Enterprise Co. Ltd.	98,000	1,200
	Capital Securities Corp.	1,412,000	1,149
	Ruentex Development Co. Ltd.	1,066,000	1,097
	Formosa Petrochemical Corp.	958,486	1,049
	Taiwan Fertilizer Co. Ltd.	596,000	956
	Giant Manufacturing Co. Ltd.	220,967	902
	Eternal Materials Co. Ltd.	885,000	709
	Far Eastern International Bank	1,685,905	679
	Transcend Information Inc.	204,000	641
	Taiwan Secom Co. Ltd.	168,000	603
	Yulon Motor Co. Ltd.	449,288	553
[1]	U-Ming Marine Transport Corp.	282,000	463
	China Motor Corp.	194,000	435
	Formosa Sumco Technology Corp.	58,000	145
			376,067
Thailand (0.5%)
	PTT PCL	10,266,800	9,521
	Advanced Info Service PCL	808,104	7,128
	SCB X PCL	1,221,600	4,353
[1]	Kasikornbank PCL NVDR	865,400	4,133
	Central Pattana PCL	2,171,200	3,282
	PTT Exploration & Production PCL	988,830	2,943

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Krung Thai Bank PCL	4,494,200	2,933
	Charoen Pokphand Foods PCL	3,400,200	2,693
	Siam Cement PCL (Registered)	552,950	2,642
	Kasikornbank PCL	405,700	1,937
	TMBThanachart Bank PCL	32,692,000	1,791
	Bangkok Bank PCL (Registered)	258,200	1,081
	Home Product Center PCL	3,905,400	989
	Digital Telecommunications Infrastructure Fund Class F	3,759,200	923
	Land & Houses PCL (Registered)	6,843,700	868
	PTT Oil & Retail Business PCL	1,932,500	838
	Ratch Group PCL	973,250	764
	Banpu PCL (Registered)	5,876,750	755
	Thai Union Group PCL Class F	2,267,200	732
	PTT Global Chemical PCL	1,390,700	720
	Bangkok Bank PCL NVDR	164,800	690
	Indorama Ventures PCL	1,172,700	666
	Thai Life Insurance PCL	1,744,500	641
	Thai Oil PCL	778,740	623
	Electricity Generating PCL	153,800	478
	Osotspa PCL	978,300	462
	Berli Jucker PCL	646,300	461
	Siam City Cement PCL	44,027	194
			55,241
Turkiye (0.2%)
	Akbank TAS	2,196,425	2,791
	KOC Holding A/S	621,647	2,238
	Turkiye Petrol Rafinerileri A/S	648,344	2,107
	Turkcell Iletisim Hizmetleri A/S	855,150	2,006
	Haci Omer Sabanci Holding A/S	964,183	1,844
[1]	Turkiye Is Bankasi A/S Class C	5,580,849	1,503
[1]	Eregli Demir ve Celik Fabrikalari TAS	2,469,544	1,450
*	Yapi ve Kredi Bankasi A/S	2,350,752	1,398
[1]	Turkiye Garanti Bankasi A/S	425,608	1,144
	Ford Otomotiv Sanayi A/S	45,044	1,039
[1]	Enka Insaat ve Sanayi A/S	614,791	1,026
[1]	Tofas Turk Otomobil Fabrikasi A/S	85,815	449
[2]	Mavi Giyim Sanayi Ve Ticaret A/S Class B	396,176	334
	Turkiye Sigorta A/S	701,275	319
	Dogus Otomotiv Servis ve Ticaret A/S	62,175	316
	Turk Traktor ve Ziraat Makineleri A/S	16,134	255
	Nuh Cimento Sanayi A/S	38,074	242
	Aksa Akrilik Kimya Sanayii A/S	910,920	227
[1,2]	Enerjisa Enerji A/S	161,046	227
	Aksa Enerji Uretim A/S	165,898	134
	Aygaz A/S	34,802	116
	Anadolu Hayat Emeklilik A/S	46,579	97
	Akcansa Cimento A/S	26,388	96
	Vestel Beyaz Esya Sanayi ve Ticaret A/S	266,899	81
	Galata Wind Enerji A/S	99,926	61
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri A/S	29,190	47
	Anadolu Isuzu Otomotiv Sanayi Ve Ticaret A/S Class C	29,265	42
			21,589
United Arab Emirates (0.9%)
	Emaar Properties PJSC	4,814,918	17,205
	First Abu Dhabi Bank PJSC	3,167,265	12,959
	Emirates Telecommunications Group Co. PJSC	2,495,768	11,827
	Emirates NBD Bank PJSC	1,296,170	7,254
	Abu Dhabi Commercial Bank PJSC	2,089,643	6,622
	Abu Dhabi Islamic Bank PJSC	1,043,789	5,197
	Dubai Electricity & Water Authority PJSC	6,204,073	4,527
	Dubai Islamic Bank PJSC	2,078,362	4,282
	ADNOC Drilling Co. PJSC	1,768,249	2,359
	Emaar Development PJSC	604,009	2,201
	Abu Dhabi National Oil Co. for Distribution PJSC	2,030,778	1,864
	Salik Co. PJSC	1,346,064	1,855
	Air Arabia PJSC	1,679,960	1,598
	Borouge plc	2,134,450	1,501
	ADNOC Logistics & Services	992,155	1,310
	Americana Restaurants International plc - Foreign Co. (XADS)	2,079,847	1,279

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	NMDC Group PJSC	153,691	1,046
	Dubai Investments PJSC	1,426,310	902
	Parkin Co. PJSC	544,933	797
	Emirates Central Cooling Systems Corp.	1,444,376	635
	Fertiglobe plc	824,326	510
			87,730
United Kingdom (11.2%)
	HSBC Holdings plc	12,804,939	142,742
	Shell plc (XLON)	4,361,365	140,749
	Unilever plc (XLON)	1,747,327	111,252
	British American Tobacco plc	1,417,252	61,733
	GSK plc	2,866,791	56,713
	BP plc	11,554,413	53,351
	National Grid plc	3,503,088	50,564
	Rio Tinto plc	766,491	45,675
	Diageo plc	1,593,199	44,738
	Lloyds Banking Group plc	43,857,756	43,089
	Barclays plc	10,382,640	41,361
	NatWest Group plc	5,313,931	34,181
	Reckitt Benckiser Group plc	494,729	31,933
*	Glencore plc	8,713,741	28,570
	Imperial Brands plc	597,325	24,510
	Tesco plc	4,830,891	23,908
	SSE plc	783,784	17,671
	Smurfit WestRock plc	367,599	15,434
	Aviva plc	1,934,363	14,493
	Vodafone Group plc	14,734,435	14,480
	Legal & General Group plc	4,215,961	13,276
	BT Group plc	4,513,303	10,475
	Admiral Group plc	208,027	9,048
	Centrica plc	3,635,809	7,784
	Coca-Cola HBC AG	146,901	7,650
	United Utilities Group plc	487,143	7,324
	Severn Trent plc	188,207	7,001
	Barratt Redrow plc	1,026,880	6,402
	Associated British Foods plc	220,008	6,065
	WPP plc	764,799	5,929
	Kingfisher plc	1,290,172	4,959
	J Sainsbury plc	1,360,887	4,837
	Mondi plc	315,502	4,789
	Intermediate Capital Group plc	190,350	4,788
	DCC plc	70,295	4,594
	Whitbread plc	125,965	4,375
	M&G plc	1,576,394	4,374
	Phoenix Group Holdings plc	535,038	4,280
	Taylor Wimpey plc	2,582,185	4,057
	Persimmon plc	230,767	3,994
	Berkeley Group Holdings plc	71,313	3,975
	Croda International plc	98,525	3,889
	Endeavour Mining plc	143,521	3,854
	B&M European Value Retail SA	678,691	3,052
	Schroders plc	607,698	2,678
	RS Group plc	334,908	2,309
	Fresnillo plc	130,932	1,755
[2]	Airtel Africa plc	727,251	1,664
*,3	Evraz plc	193,110	—
			1,146,324
Total Common Stocks (Cost $8,396,947)			10,017,373
Preferred Stocks (1.0%)
	Itau Unibanco Holding SA Preference Shares	3,452,947	21,648
	Petroleo Brasileiro SA Preference Shares	3,923,283	20,732
	Volkswagen AG Preference Shares	118,017	12,842
	Banco Bradesco SA Preference Shares	3,739,117	9,046
	Itausa SA Preference Shares	4,099,990	7,730
	Bayerische Motoren Werke AG Preference Shares	57,188	4,615
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	97,722	3,364
	Hyundai Motor Co. Preference Shares (XKRX)	24,106	2,588
	Gerdau SA Preference Shares	962,070	2,541

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Cia Energetica de Minas Gerais Preference Shares	1,160,202	2,239
	Hyundai Motor Co. Preference Shares	16,860	1,777
	Cia Paranaense de Energia - Copel Preference Shares Class B	784,800	1,594
	Centrais Eletricas Brasileiras SA Preference Shares Class B	185,900	1,580
	Embotelladora Andina SA Preference Shares Class B	268,406	1,148
	Isa Energia Brasil SA Preference Shares	202,792	857
	Metalurgica Gerdau SA Preference Shares	457,800	678
	Grupo De Inversiones Suramericana SA Preference Shares	57,813	516
	Bradespar SA Preference Shares	174,707	498
	Samsung Fire & Marine Insurance Co. Ltd. (XKRX) Preference Shares	2,208	439
	Hanwha Corp. Preference Shares	15,498	228
	Amorepacific Corp. (XKRX) Preference Shares	6,541	174
	Mirae Asset Securities Co. Ltd. (XKRX) Preference Shares	22,145	76
*,3	Transneft PJSC Preference Shares	52,700	—
*,3	Tatneft PJSC Preference Shares	51,803	—
*,3	Surgutneftegas PAO Preference Shares	2,513,070	—
Total Preferred Stocks (Cost $105,185)			96,910
Temporary Cash Investments (1.1%)
Money Market Fund (1.1%)
[4,5]	Vanguard Market Liquidity Fund, 4.350% (Cost $117,286)	1,173,015	117,290
Total Investments (100.2%) (Cost $8,619,418)			10,231,573
Other Assets and Liabilities—Net (-0.2%)			(23,126)
Net Assets (100%)			10,208,447
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $81,161.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2025, the aggregate value was $137,173, representing 1.3% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $85,662 was received for securities on loan, of which $84,548 is held in Vanguard Market Liquidity Fund and $1,114 is held in cash.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
FTSE 100 Index	June 2025	109	12,295	218
MSCI EAFE Index	June 2025	367	45,778	1,589
MSCI Emerging Markets Index	June 2025	343	19,037	440
S&P TSX 60 Index	June 2025	46	9,977	236
				2,483

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Standard Chartered Bank	6/18/25	AUD	7,404	USD	4,596	149	—
Toronto-Dominion Bank	6/18/25	CAD	8,114	USD	5,816	85	—
Barclays Bank plc	6/18/25	CAD	1,903	USD	1,319	65	—
JPMorgan Chase Bank, N.A.	6/18/25	GBP	3,508	USD	4,712	—	(36)
Deutsche Bank AG	6/18/25	INR	399,317	USD	4,569	133	—
Bank of America, N.A.	6/18/25	INR	69,035	USD	787	26	—

International High Dividend Yield Index Fund
Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Barclays Bank plc	6/18/25	JPY	14,251	USD	97	3	—
Toronto-Dominion Bank	6/18/25	USD	6,198	AUD	9,847	—	(113)
State Street Bank & Trust Co.	6/18/25	USD	3,001	BRL	17,877	—	(111)
BNP Paribas	6/18/25	USD	6,772	CHF	5,888	—	(405)
State Street Bank & Trust Co.	6/18/25	USD	5,067	CHF	4,150	8	—
State Street Bank & Trust Co.	6/18/25	USD	8,462	EUR	7,643	—	(222)
JPMorgan Chase Bank, N.A.	6/18/25	USD	4,109	EUR	3,587	32	—
State Street Bank & Trust Co.	6/18/25	USD	1,938	GBP	1,496	—	(57)
UBS AG	6/18/25	USD	4,386	HKD	34,016	—	(3)
State Street Bank & Trust Co.	6/18/25	USD	21,559	JPY	3,226,606	—	(1,133)
Toronto-Dominion Bank	6/18/25	USD	1,596	KRW	2,307,158	—	(29)
State Street Bank & Trust Co.	6/18/25	USD	142	SEK	1,420	—	(5)
Deutsche Bank AG	6/18/25	USD	2,168	TWD	70,773	—	(60)
						501	(2,174)
AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
SEK—Swedish krona.
TWD—Taiwanese dollar.
USD—U.S. dollar.

See accompanying Notes, which are an integral part of the Financial Statements.

International High Dividend Yield Index Fund
Statement of Assets and Liabilities
As of April 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $8,502,132)	10,114,283
Affiliated Issuers (Cost $117,286)	117,290
Total Investments in Securities	10,231,573
Investment in Vanguard	261
Cash	1,114
Cash Collateral Pledged—Futures Contracts	5,980
Cash Collateral Pledged—Forward Currency Contracts	1,960
Cash Collateral Received for ETF Capital Activity	8,263
Foreign Currency, at Value (Cost $31,345)	30,739
Receivables for Investment Securities Sold	54,570
Receivables for Accrued Income	73,921
Receivables for Capital Shares Issued	444
Unrealized Appreciation—Forward Currency Contracts	501
Total Assets	10,409,326
Liabilities
Due to Custodian	60,394
Payables for Investment Securities Purchased	36,090
Collateral for Securities on Loan	85,662
Collateral for ETF Capital Activity	8,263
Payables for Capital Shares Redeemed	80
Payables to Vanguard	1,032
Variation Margin Payable—Futures Contracts	140
Unrealized Depreciation—Forward Currency Contracts	2,174
Deferred Foreign Capital Gains Taxes	7,044
Total Liabilities	200,879
Net Assets	10,208,447
1 Includes $81,161 of securities on loan.
At April 30, 2025, net assets consisted of:

Paid-in Capital	8,699,241
Total Distributable Earnings (Loss)	1,509,206
Net Assets	10,208,447

ETF Shares—Net Assets
Applicable to 127,362,100 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	9,642,521
Net Asset Value Per Share—ETF Shares	$75.71

Admiral™ Shares—Net Assets
Applicable to 15,416,656 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	565,926
Net Asset Value Per Share—Admiral Shares	$36.71

See accompanying Notes, which are an integral part of the Financial Statements.

International High Dividend Yield Index Fund
Statement of Operations

Six Months Ended April 30, 2025
($000)
Investment Income
Income
Dividends[1]	199,739
Interest[2]	352
Securities Lending—Net	667
Total Income	200,758
Expenses
The Vanguard Group—Note B
Investment Advisory Services	286
Management and Administrative—ETF Shares	6,558
Management and Administrative—Admiral Shares	422
Marketing and Distribution—ETF Shares	199
Marketing and Distribution—Admiral Shares	15
Custodian Fees	559
Shareholders’ Reports and Proxy Fees—ETF Shares	383
Shareholders’ Reports and Proxy Fees—Admiral Shares	4
Trustees’ Fees and Expenses	2
Other Expenses	14
Total Expenses	8,442
Net Investment Income	192,316
Realized Net Gain (Loss)
Investment Securities Sold[2]	106,094
Futures Contracts	(653)
Forward Currency Contracts	1,011
Foreign Currencies	(1,327)
Realized Net Gain (Loss)	105,125
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,3]	557,885
Futures Contracts	3,267
Forward Currency Contracts	(2,430)
Foreign Currencies	3,406
Change in Unrealized Appreciation (Depreciation)	562,128
Net Increase (Decrease) in Net Assets Resulting from Operations	859,569
1	Dividends are net of foreign withholding taxes of $19,373.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $226, ($11), and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
3	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of ($2,097).

See accompanying Notes, which are an integral part of the Financial Statements.

International High Dividend Yield Index Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2025	Year Ended October 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	192,316	350,898
Realized Net Gain (Loss)	105,125	(50,126)
Change in Unrealized Appreciation (Depreciation)	562,128	1,252,021
Net Increase (Decrease) in Net Assets Resulting from Operations	859,569	1,552,793
Distributions
ETF Shares	(181,936)	(341,250)
Admiral Shares	(11,072)	(22,484)
Total Distributions	(193,008)	(363,734)
Capital Share Transactions
ETF Shares	1,126,567	606,454
Admiral Shares	33,390	(9,257)
Net Increase (Decrease) from Capital Share Transactions	1,159,957	597,197
Total Increase (Decrease)	1,826,518	1,786,256
Net Assets
Beginning of Period	8,381,929	6,595,673
End of Period	10,208,447	8,381,929

See accompanying Notes, which are an integral part of the Financial Statements.

International High Dividend Yield Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$70.42	$59.80	$54.67	$67.77	$50.47	$61.27
Investment Operations
Net Investment Income[1]	1.559	3.064	2.908	3.259	2.824	2.076
Net Realized and Unrealized Gain (Loss) on Investments[2]	5.296	10.742	5.072	(13.260)	16.986	(10.944)
Total from Investment Operations	6.855	13.806	7.980	(10.001)	19.810	(8.868)
Distributions
Dividends from Net Investment Income	(1.565)	(3.186)	(2.850)	(3.099)	(2.510)	(1.932)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.565)	(3.186)	(2.850)	(3.099)	(2.510)	(1.932)
Net Asset Value, End of Period	$75.71	$70.42	$59.80	$54.67	$67.77	$50.47
Total Return	9.94%	23.39%	14.53%	-15.16%	39.55%	-14.55%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,643	$7,887	$6,167	$4,198	$3,061	$1,325
Ratio of Total Expenses to Average Net Assets	0.19%	0.22%[3]	0.22%[3]	0.22%[3]	0.22%	0.28%[3]
Ratio of Net Investment Income to Average Net Assets	4.42%	4.48%	4.68%	5.24%	4.29%	3.81%
Portfolio Turnover Rate[4]	7%	11%	8%	16%	18%	20%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes increases from purchase and redemption fees of $.00, $.00, $.00, $.01, $.00, and $.03.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.22%, 0.22%, 0.22%, and 0.27%, respectively.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

International High Dividend Yield Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$34.15	$28.99	$26.51	$32.85	$24.45	$29.69
Investment Operations
Net Investment Income[1]	.748	1.479	1.390	1.559	1.329	1.034
Net Realized and Unrealized Gain (Loss) on Investments[2]	2.570	5.225	2.470	(6.398)	8.286	(5.336)
Total from Investment Operations	3.318	6.704	3.860	(4.839)	9.615	(4.302)
Distributions
Dividends from Net Investment Income	(.758)	(1.544)	(1.380)	(1.501)	(1.215)	(.938)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.758)	(1.544)	(1.380)	(1.501)	(1.215)	(.938)
Net Asset Value, End of Period	$36.71	$34.15	$28.99	$26.51	$32.85	$24.45
Total Return[3]	9.92%	23.44%	14.47%	-15.11%	39.59%	-14.59%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$566	$495	$429	$420	$395	$267
Ratio of Total Expenses to Average Net Assets	0.19%	0.22%[4]	0.22%[4]	0.22%[4]	0.22%	0.28%[4]
Ratio of Net Investment Income to Average Net Assets	4.37%	4.47%	4.62%	5.15%	4.19%	3.99%
Portfolio Turnover Rate[5]	7%	11%	8%	16%	18%	20%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes increases from purchase and redemption fees of $.00, $.00, $.00, $.00, $.00, and $.01.
3	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.22%, 0.22%, 0.22%, and 0.27%, respectively.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

International High Dividend Yield Index Fund
Notes to Financial Statements
Vanguard International High Dividend Yield Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2025, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended April 30, 2025, the fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.

International High Dividend Yield Index Fund
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Collateral for ETF Capital Activity: When an authorized participant fails to deliver one or more of the securities within a designated basket (in the case of a subscription), fails to deliver the fund ETF Shares (in the case of a redemption), or is required by the fund, prior to settlement, to accommodate the trading of foreign securities in local markets (in the case of redemption for an international equity ETF), the fund may require the authorized participant to deliver and maintain cash collateral in accordance with the authorized participant agreement. The fund may invest the collateral in short-term debt instruments or U.S. Treasury securities, or maintain the balance as cash. Daily market fluctuations could cause the value of the missing securities or fund ETF Shares to be more or less than the value of the collateral received; when this occurs the collateral is adjusted. The fund earns interest income from investments and/or custody fee offsets from the cash balance. The fund records an asset (cash or investment, as applicable) and a corresponding liability for the return of the collateral in the Statement of Assets and Liabilities. Interest income and custody fee offsets earned on the investment of collateral are included in the Statement of Operations.
9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
10. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

International High Dividend Yield Index Fund
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2025, the fund had contributed to Vanguard capital in the amount of $261,000, representing less than 0.01% of the fund’s net assets and 0.10% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	1,034,804	—	—	1,034,804
Common Stocks—Other	9,036	8,973,530	3	8,982,569
Preferred Stocks	74,171	22,739	—	96,910
Temporary Cash Investments	117,290	—	—	117,290
Total	1,235,301	8,996,269	3	10,231,573
Derivative Financial Instruments
Assets
Futures Contracts[1]	2,483	—	—	2,483
Forward Currency Contracts	—	501	—	501
Total	2,483	501	—	2,984
Liabilities
Forward Currency Contracts	—	(2,174)	—	(2,174)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	At April 30, 2025, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	2,483	—	2,483
Unrealized Appreciation—Forward Currency Contracts	—	501	501
Total Assets	2,483	501	2,984

Unrealized Depreciation—Forward Currency Contracts	—	(2,174)	(2,174)
Total Liabilities	—	(2,174)	(2,174)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2025, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	(653)	—	(653)
Forward Currency Contracts	—	1,011	1,011
Realized Net Gain (Loss) on Derivatives	(653)	1,011	358

International High Dividend Yield Index Fund
Change in Unrealized Appreciation (Depreciation) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	3,267	—	3,267
Forward Currency Contracts	—	(2,430)	(2,430)
Change in Unrealized Appreciation (Depreciation) on Derivatives	3,267	(2,430)	837
E.	As of April 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	8,687,727
Gross Unrealized Appreciation	1,960,488
Gross Unrealized Depreciation	(415,832)
Net Unrealized Appreciation (Depreciation)	1,544,656
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2024, the fund had available capital losses totaling $213,294,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended April 30, 2025, the fund purchased $856,273,000 of investment securities and sold $573,479,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $836,735,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
G.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2025		Year Ended October 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued[1]	1,126,567	15,368	642,034	9,363
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[2]	—	—	(35,580)	(500)
Net Increase (Decrease)—ETF Shares	1,126,567	15,368	606,454	8,863
Admiral Shares
Issued[1]	68,671	1,960	56,267	1,710
Issued in Lieu of Cash Distributions	6,327	187	12,882	392
Redeemed[2]	(41,608)	(1,223)	(78,406)	(2,403)
Net Increase (Decrease)—Admiral Shares	33,390	924	(9,257)	(301)
1	Includes purchase fees for fiscal 2025 and 2024 of $171 and $142, respectively (fund totals).
2	Net of redemption fees for fiscal 2025 and 2024 of $91 and $138, respectively (fund totals).
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At April 30, 2025, one shareholder was the record or beneficial owner of 29% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
I.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief

International High Dividend Yield Index Fund
executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q20152 062025

Financial Statements
For the six-months ended April 30, 2025
Vanguard International Dividend Growth Fund

Contents
Financial Statements	1

International Dividend Growth Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Common Stocks (96.8%)
Belgium (1.2%)
KBC Group NV ADR	29,238	1,348
Canada (7.0%)
Intact Financial Corp.	21,017	4,668
Canadian National Railway Co.	32,218	3,120
		7,788
Finland (2.8%)
Kone OYJ Class B	51,389	3,183
France (11.3%)
Schneider Electric SE	14,417	3,368
Capgemini SE	19,804	3,162
AXA SA	64,142	3,034
Vinci SA	14,900	2,093
LVMH Moet Hennessy Louis Vuitton SE	1,599	886
		12,543
Germany (6.3%)
Symrise AG	32,927	3,797
Merck KGaA	23,198	3,230
		7,027
Hong Kong (2.1%)
AIA Group Ltd.	310,330	2,325
Japan (15.5%)
Hoya Corp.	28,941	3,405
Keyence Corp.	8,134	3,401
Kao Corp.	68,531	2,935
Chugai Pharmaceutical Co. Ltd.	46,080	2,655
Sony Group Corp.	92,220	2,433
KDDI Corp.	134,350	2,381
		17,210
Netherlands (5.1%)
Heineken NV	33,369	2,987
ASML Holding NV	3,971	2,658
		5,645
Spain (4.9%)
Iberdrola SA (XMAD)	159,164	2,869
Industria de Diseno Textil SA	47,558	2,557
		5,426
Sweden (2.4%)
Assa Abloy AB Class B	89,509	2,717
Switzerland (12.9%)
Sika AG (Registered)	13,074	3,267
Chocoladefabriken Lindt & Spruengli AG	223	3,250
Novartis AG (Registered)	24,328	2,775
Roche Holding AG	7,709	2,521
Nestle SA (Registered)	23,629	2,515
		14,328
United Kingdom (22.4%)
Experian plc	78,433	3,902
Unilever plc	53,242	3,395
BAE Systems plc	142,125	3,295
Compass Group plc	96,337	3,248
AstraZeneca plc	19,203	2,751
Diageo plc	96,701	2,715
Reckitt Benckiser Group plc	33,321	2,151
1

International Dividend Growth Fund
		Shares	Market Value• ($000)
	Shell plc (XLON)	39,214	1,266
	Prudential plc (XLON)	109,833	1,168
	Smith & Nephew plc	78,955	1,111
			25,002
United States (2.9%)
	Linde plc	7,030	3,186
Total Common Stocks (Cost $98,528)			107,728
Temporary Cash Investments (2.9%)
Money Market Fund (2.9%)
[1]	Vanguard Market Liquidity Fund, 4.350% (Cost $3,219)	32,187	3,219
Total Investments (99.7%) (Cost $101,747)			110,947
Other Assets and Liabilities—Net (0.3%)			368
Net Assets (100%)			111,315
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.

See accompanying Notes, which are an integral part of the Financial Statements.
2

International Dividend Growth Fund
Statement of Assets and Liabilities
As of April 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $98,528)	107,728
Affiliated Issuers (Cost $3,219)	3,219
Total Investments in Securities	110,947
Investment in Vanguard	3
Cash	514
Foreign Currency, at Value (Cost $113)	113
Receivables for Accrued Income	504
Receivables for Capital Shares Issued	239
Total Assets	112,320
Liabilities
Due to Broker	824
Payables for Investment Securities Purchased	101
Payables to Investment Advisor	59
Payables for Capital Shares Redeemed	8
Payables to Vanguard	13
Total Liabilities	1,005
Net Assets	111,315
At April 30, 2025, net assets consisted of:

Paid-in Capital	102,704
Total Distributable Earnings (Loss)	8,611
Net Assets	111,315

Net Assets
Applicable to 9,874,447 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	111,315
Net Asset Value Per Share	$11.27

See accompanying Notes, which are an integral part of the Financial Statements.
3

International Dividend Growth Fund
Statement of Operations

Six Months Ended April 30, 2025
($000)
Investment Income
Income
Dividends[1]	1,211
Interest[2]	57
Total Income	1,268
Expenses
Investment Advisory Fees—Note B
Basic Fee	123
Performance Adjustment	(2)
The Vanguard Group—Note C
Management and Administrative	134
Marketing and Distribution	1
Custodian Fees	8
Shareholders’ Reports and Proxy Fees	12
Trustees’ Fees and Expenses	—
Other Expenses	7
Total Expenses	283
Fees Waived/Expenses Reimbursed—Note D	(11)
Net Expenses	272
Net Investment Income	996
Realized Net Gain (Loss)
Investment Securities Sold[2]	(1,277)
Foreign Currencies	17
Realized Net Gain (Loss)	(1,260)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	3,818
Foreign Currencies	18
Change in Unrealized Appreciation (Depreciation)	3,836
Net Increase (Decrease) in Net Assets Resulting from Operations	3,572
1	Dividends are net of foreign withholding taxes of $141.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $57, less than $1, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
4

International Dividend Growth Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2025	November 1, 2023[1] to October 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	996	1,676
Realized Net Gain (Loss)	(1,260)	301
Change in Unrealized Appreciation (Depreciation)	3,836	5,379
Net Increase (Decrease) in Net Assets Resulting from Operations	3,572	7,356
Distributions
Total Distributions	(2,075)	(108)
Capital Share Transactions
Issued	21,677	130,145
Issued in Lieu of Cash Distributions	1,625	84
Redeemed	(26,472)	(24,489)
Net Increase (Decrease) from Capital Share Transactions	(3,170)	105,740
Total Increase (Decrease)	(1,673)	112,988
Net Assets
Beginning of Period	112,988	—
End of Period	111,315	112,988
1	Commencement of subscription period for the fund.

See accompanying Notes, which are an integral part of the Financial Statements.
5

International Dividend Growth Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2025	November 1, 2023[1] to October 31, 2024
Net Asset Value, Beginning of Period	$11.06	$10.00
Investment Operations
Net Investment Income[2]	.103	.206
Net Realized and Unrealized Gain (Loss) on Investments	.316	.873
Total from Investment Operations	.419	1.079
Distributions
Dividends from Net Investment Income	(.161)	(.019)
Distributions from Realized Capital Gains	(.048)	—
Total Distributions	(.209)	(.019)
Net Asset Value, End of Period	$11.27	$11.06
Total Return[3]	4.02%	10.80%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$111	$113
Ratio of Total Expenses to Average Net Assets	0.54%[4]	0.55%[5,6]
Ratio of Net Investment Income to Average Net Assets	1.96%	1.89%[5]
Portfolio Turnover Rate	16%	24%
The expense ratio and net investment income ratio for the current period have been annualized.
1	The subscription period for the fund was November 1, 2023, to November 14, 2023, during which time all assets were held in cash. Performance measurement began November 15, 2023, the first business day after the subscription period, at a net asset value of $10.00.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Includes performance-based investment advisory fee increases (decreases) of (0.00%).
5	Annualized.
6	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.54%.

See accompanying Notes, which are an integral part of the Financial Statements.
6

International Dividend Growth Fund
Notes to Financial Statements
Vanguard International Dividend Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	Wellington Management Company LLP provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund’s performance relative to the S&P International Developed Dividend Growers Index since January 31, 2024. For the six months ended April 30, 2025, the investment advisory fee represented an effective annual basic rate of 0.24% of the fund’s average net assets, before a net decrease of $2,000 (less than 0.01%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2025, the fund had contributed to Vanguard capital in the amount of $3,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
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International Dividend Growth Fund
D.	Pursuant to terms of an agreement with a third-party service provider applicable to newly launched funds, shareholder reporting expenses of $11,000 (0.02%, on an annualized basis, of the fund's average net assets) were contractually reduced during the period.
E.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of April 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	10,974	—	—	10,974
Common Stocks—Other	1,348	95,406	—	96,754
Temporary Cash Investments	3,219	—	—	3,219
Total	15,541	95,406	—	110,947
F.	As of April 30, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	101,945
Gross Unrealized Appreciation	13,376
Gross Unrealized Depreciation	(4,374)
Net Unrealized Appreciation (Depreciation)	9,002
G.	During the six months ended April 30, 2025, the fund purchased $15,994,000 of investment securities and sold $20,260,000 of investment securities, other than temporary cash investments.
H.	Capital shares issued and redeemed were:

	Six Months Ended April 30, 2025	November 1, 2023[1] to October 31, 2024
	Shares (000)	Shares (000)
Issued	2,035	12,495
Issued in Lieu of Cash Distributions	162	8
Redeemed	(2,539)	(2,287)
Net Increase (Decrease) in Shares Outstanding	(342)	10,216
1	Commencement of subscription period for the fund.
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
J.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its
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International Dividend Growth Fund
prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
QV0212 062025
9

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

At a special meeting of shareholders on February 26, 2025, shareholders of Vanguard Whitehall Funds (the “Trust”) approved the following proposal:

Proposal 1—Elect Trustees for each fund.*

The individuals listed in the table below were elected as Trustees. All Trustees with the exception of Mr. Murphy; Ms. Patterson; Mr. Ramji; and Ms. Venneman, served as Trustees prior to the shareholder meeting. Each vote reported below represents one dollar of the total combined net asset value of the Trust’s shares held on the record date of November 26, 2024.

Trustee	Votes For	Votes Withheld	Abstained	Broker Non-Votes
Tara Bunch	78,283,461,934	967,758,519	N/A	N/A
Mark Loughridge	77,645,029,894	1,606,190,558	N/A	N/A
Scott C. Malpass	77,745,731,639	1,505,488,814	N/A	N/A
John Murphy	78,341,600,711	909,619,742	N/A	N/A
Lubos Pastor	78,270,336,930	980,883,523	N/A	N/A
Rebecca Patterson	78,357,023,411	894,197,042	N/A	N/A
André F. Perold	78,038,946,056	1,212,274,397	N/A	N/A
Salim Ramji	78,011,916,458	1,239,303,995	N/A	N/A
Sarah Bloom Raskin	78,109,535,752	1,141,684,701	N/A	N/A
Grant Reid	78,330,964,197	920,256,256	N/A	N/A
David Thomas	78,248,994,516	1,002,225,937	N/A	N/A
Barbara Venneman	78,347,426,235	903,794,218	N/A	N/A
Peter F. Volanakis	77,658,923,572	1,592,296,880	N/A	N/A

* Results are for all funds within the same Trust.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangements – Selected Value Fund

The board of trustees of Vanguard Selected Value Fund has renewed the fund’s investment advisory arrangements with Pzena Investment Management, LLC (Pzena), Cooke & Bieler, L.P. (C&B), and Donald Smith & Co., Inc. (Donald Smith & Co.). The board determined that renewing the fund’s advisory arrangements was in the best interests of the fund and its shareholders.

The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisors and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services provided by Pzena, C&B, and Donald Smith & Co. over both the short and long term and took into account the organizational depth and stability of each advisor. The board considered the following:

Pzena. Founded in 1995, Pzena is a global investment management firm that employs a deep-value investment approach. Pzena uses in-depth fundamental research to identify companies that are temporarily underperforming their long-term earnings power. Companies are purchased when Pzena judges that: (1) the company’s problems are temporary; (2) management has a viable strategy to generate recovery; and (3) there is meaningful downside protection in case the earnings recovery does not materialize. Pzena has managed a portion of the fund since 2014.

C&B. Founded in 1949, C&B is an independently owned investment boutique with assets across six domestic value strategies. The portfolio management team is comprised of eight analysts/portfolio managers that cover the entire market-cap spectrum and specialize in particular sectors. The team has employed the same research-driven, bottom-up, quality value approach for more than six decades, seeking to invest in high-quality companies trading at attractive valuations. While the team is highly collaborative, the analysts/portfolio managers retain individual decision-making authority across each of the portfolios and coverage for their respective sectors, resulting in a structure that contains elements of a multi-counselor approach. C&B has managed a portion of the fund since 2019.

Donald Smith & Co. Founded in 1983, Donald Smith & Co. is a deep-value-oriented firm that manages large-, mid-, and small-capitalization value portfolios. Donald Smith & Co. employs a strictly bottom-up approach, focusing on companies in the bottom decile of price-to-tangible-book value in the benchmark. The advisor uses fundamental analysis to invest in those companies that it considers to be inexpensive relative to their estimate of normalized earnings power and to have solid balance sheets and asset quality. Donald Smith & Co. has managed a portion of the fund since 2005.

The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The board considered the short- and long-term performance, as applicable, of Pzena’s, C&B’s, and Donald Smith & Co.’s subportfolios, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that Pzena’s, C&B’s, and Donald Smith & Co.’s advisory fee rates were also below the peer-group average.

The board did not consider the profitability of Pzena, C&B, or Donald Smith & Co. in determining whether to approve the advisory fees, because the firms are independent of Vanguard and the advisory fees are the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the advisory fee schedules for Pzena, C&B, and Donald Smith & Co. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each advisor increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Trustees Approve Advisory Arrangements – Mid-Cap Growth Fund

The board of trustees of Vanguard Mid-Cap Growth Fund has renewed the fund’s investment advisory arrangements with Frontier Capital Management Co., LLC (Frontier Capital) and Wellington Management Company LLP (Wellington Management). The board determined that renewing the fund’s advisory arrangements was in the best interests of the fund and its shareholders.

The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisors and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of each advisor. The board considered the following:

Frontier Capital. Frontier Capital, a Boston-based investment management firm founded in 1980, is an affiliate of Affiliated Managers Group, Inc. Frontier Capital employs a fundamental, research-intensive investment approach to select mid-capitalization growth stocks. Frontier Capital seeks companies with above-average mid-cap growth prospects and competitive advantages that will allow them to earn superior rates of return on capital over a business cycle. The approach attempts to balance growth prospects with reasonable valuation and is long-term in nature; investment time frames are typically three to five years. Frontier Capital has managed a portion of the fund since 2018.

Wellington Management. Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional managers. Wellington Management uses traditional methods of stock selection—fundamental research and analysis—to identify companies that it believes have above-average growth prospects. Wellington Management believes there is a short-term bias in equity markets that rewards near-term cyclical growth and creates opportunity for long-term growth. The team focuses on sustainable earnings power and develops bottom-up valuations based on return on investment capital forecasts, price-to-sales, and quantitative risk factors. Wellington Management seeks to control risk by emphasizing larger positions in established growth stocks and holding smaller positions in emerging names. Wellington Management has managed a portion of the fund since 2018.

The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The board considered the short-term, long-term, and since-inception performance, as applicable, of each advisor’s subportfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rates were also below the peer-group average.

The board did not consider the profitability of Frontier Capital or Wellington Management in determining whether to approve the advisory fees, because the firms are independent of Vanguard and the advisory fees are the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the advisory fee schedules for Frontier Capital and Wellington Management. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each advisor increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Trustees Approve Advisory Arrangement – Emerging Markets Government Bond Index Fund

The board of trustees of Vanguard Emerging Markets Government Bond Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement – Global Minimum Volatility Fund

The board of trustees of Vanguard Global Minimum Volatility Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangements – International Dividend Index Funds

The board of trustees of Vanguard International Dividend Appreciation Index Fund and Vanguard International High Dividend Yield Index Fund has renewed the funds’ investment advisory arrangements with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the funds since their inceptions in 2016; it also took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The board considered each fund’s performance since their inception in 2016, including any periods of outperformance or underperformance compared with its respective target index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.

Cost

The board concluded that the funds’ expense ratios were below the average expense ratios charged by funds in their respective peer groups and that the funds’ advisory expenses were also below their peer-group averages.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that each fund’s arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Trustees Approve Advisory Arrangement – International Dividend Growth Fund

The board of trustees of Vanguard International Dividend Growth Fund has renewed the fund’s investment advisory arrangement with Wellington Management Company LLP (Wellington Management). The board determined that renewing the fund’s advisory arrangement was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decisions.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the fund since its inception in 2023; it also took into account the organizational depth and stability of the advisor. The board considered that Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional investment managers. Wellington Management seeks to invest in companies with a history of paying a stable or growing dividend and the ability to continue increasing their dividend over the long-term. Utilizing fundamental research, Wellington Management focuses on a company’s ability to create value and the ability and willingness to distribute that value to shareholders in a sustainable manner. Wellington Management has managed the fund since its inception in 2023.

The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the fund’s performance since its inception in 2023, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also below the peer-group average.

The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fees, because the firm is independent of Vanguard and the advisory fees are the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the fund’s prospective shareholders will benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule with Wellington Management. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management
Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WHITEHALL FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: June 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WHITEHALL FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: June 23, 2025

VANGUARD WHITEHALL FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: June 23, 2025

* By:	/s/ Tonya T. Robinson

Tonya T. Robinson, pursuant to a Power of Attorney filed on February 28, 2025 (see File Number 333-177613), Incorporated by Reference.